Portfolio of Investments
(unaudited)
TIAA-CREF Life Growth Equity Fund March 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 97.4%
AUTOMOBILES & COMPONENTS - 1 .5%
9,578 * Tesla, Inc $ 1,987,052
TOTAL AUTOMOBILES & COMPONENTS 1,987,052
CAPITAL GOODS - 3 .3%
12,239 * Boeing Co 2,599,931
2,789 Deere & Co 1,151,522
4,095 Safran S.A. 606,210
TOTAL CAPITAL GOODS 4,357,663
COMMERCIAL & PROFESSIONAL SERVICES - 2 .2%
11,810 Experian Group Ltd 388,876
4,314 Verisk Analytics, Inc 827,684
11,800 Waste Connections, Inc 1,641,026
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,857,586
CONSUMER DURABLES & APPAREL - 1 .2%
3,437 Essilor International S.A. 619,769
2,443 Nike, Inc (Class B) 299,609
88,000 Prada S.p.A 624,014
TOTAL CONSUMER DURABLES & APPAREL 1,543,392
CONSUMER SERVICES - 5 .5%
1,948 * Booking Holdings, Inc 5,166,895
3,033 * Flutter Entertainment plc 547,280
17,065 * Las Vegas Sands Corp 980,384
6,382 Starbucks Corp 664,558
TOTAL CONSUMER SERVICES 7,359,117
DIVERSIFIED FINANCIALS - 1 .1%
2,834 American Express Co 467,468
77,546 * Grab Holdings Ltd. 233,414
2,408 S&P Global, Inc 830,206
TOTAL DIVERSIFIED FINANCIALS 1,531,088
ENERGY - 2 .0%
9,744 ConocoPhillips 966,702
4,882 Pioneer Natural Resources Co 997,100
4,740 Valero Energy Corp 661,704
TOTAL ENERGY 2,625,506
FOOD & STAPLES RETAILING - 1 .6%
4,250 Costco Wholesale Corp 2,111,698
TOTAL FOOD & STAPLES RETAILING 2,111,698
FOOD, BEVERAGE & TOBACCO - 3 .4%
53,357 Davide Campari-Milano NV 651,053
39,283 * Monster Beverage Corp 2,121,675
9,221 PepsiCo, Inc 1,680,988
TOTAL FOOD, BEVERAGE & TOBACCO 4,453,716
HEALTH CARE EQUIPMENT & SERVICES - 6 .4%
4,209 * Align Technology, Inc 1,406,395
11,624 * Dexcom, Inc 1,350,476
8,397 * Intuitive Surgical, Inc 2,145,182
6,967 UnitedHealth Group, Inc 3,292,534
1,406 * Veeva Systems, Inc 258,409
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,452,996

TIAA-CREF Life Growth Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
3,536 Estee Lauder Cos (Class A) $ 871,483
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 871,483
INSURANCE - 0 .5%
14,404 American International Group, Inc 725,386
TOTAL INSURANCE 725,386
MATERIALS - 1 .3%
11,963 Corteva, Inc 721,488
2,795 Linde plc 993,455
TOTAL MATERIALS 1,714,943
MEDIA & ENTERTAINMENT - 9 .5%
57,037 * Alphabet, Inc (Class C) 5,931,848
16,752 * Match Group, Inc 643,109
19,775 * Meta Platforms, Inc 4,191,114
3,966 NetEase, Inc (ADR) 350,753
1,147 * Netflix, Inc 396,266
10,888 * ROBLOX Corp 489,742
5,880 * Walt Disney Co 588,764
TOTAL MEDIA & ENTERTAINMENT 12,591,596
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5 .2%
10,535 AbbVie, Inc 1,678,963
5,177 Amgen, Inc 1,251,540
19,652 * Avantor, Inc 415,443
7,957 Gilead Sciences, Inc 660,192
1,385 * Horizon Therapeutics Plc 151,159
4,808 * Illumina, Inc 1,118,101
4,060 Novo Nordisk AS 644,814
5,548 Zoetis, Inc 923,409
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,843,621
RETAILING - 10 .3%
10,995 * Alibaba Group Holding Ltd (ADR) 1,123,469
100,232 * Amazon.com, Inc 10,352,963
14,739 * Coupang, Inc 235,824
925 Kering 603,496
17,498 TJX Companies, Inc 1,371,143
TOTAL RETAILING 13,686,895
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7 .1%
15,374 * Advanced Micro Devices, Inc 1,506,806
11,080 Applied Materials, Inc 1,360,956
2,880 Broadcom, Inc 1,847,635
8,889 Marvell Technology, Inc 384,894
15,529 NVIDIA Corp 4,313,490
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,413,781
SOFTWARE & SERVICES - 26 .1%
2,379 Accenture plc 679,942
319 *,g Adyen NV 508,304
3,128 * Atlassian Corp 535,420
5,641 * DocuSign, Inc 328,870
4,617 Intuit, Inc 2,058,397
46,231 Microsoft Corp 13,328,397
12,934 Oracle Corp 1,201,827
6,830 * Palo Alto Networks, Inc 1,364,224
14,334 * PayPal Holdings, Inc 1,088,524
35,339 * Qualtrics International, Inc 630,094
1,818 Roper Technologies, Inc 801,175

TIAA-CREF Life Growth Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
13,058 * Salesforce, Inc $ 2,608,727
2,303 * ServiceNow, Inc 1,070,250
2,542 * Synopsys, Inc 981,848
29,236 Visa, Inc (Class A) 6,591,549
3,806 * Workday, Inc 786,091
TOTAL SOFTWARE & SERVICES 34,563,639
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .3%
50,763 Apple, Inc 8,370,819
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,370,819
TRANSPORTATION - 2 .2%
53,656 * Uber Technologies, Inc 1,700,895
6,149 Union Pacific Corp 1,237,548
TOTAL TRANSPORTATION 2,938,443
TOTAL COMMON STOCKS 129,000,420
(Cost $85,896,011)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 3.0%
REPURCHASE AGREEMENT - 3 .0%
$ 3,970,000 r Fixed Income Clearing Corp (FICC) 4 .820% 04/03/23 3,970,000
TOTAL REPURCHASE AGREEMENT 3,970,000
TOTAL SHORT-TERM INVESTMENTS 3,970,000
(Cost $3,970,000)
TOTAL INVESTMENTS - 100.4% 132,970,420
(Cost $89,866,011)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (499,199)
NET ASSETS - 100.0% $ 132,471,221
ADR American Depositary Receipt
*
Non-income producing
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 4.820% dated 3/31/23 to be repurchased at $3,970,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/25, valued at $4,049,475.

TIAA-CREF Life Growth & Income Fund March 31, 2023
Portfolio of Investments
(unaudited)

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 2 .9%
22,310 * Tesla, Inc $ 4,628,433
TOTAL AUTOMOBILES & COMPONENTS 4,628,433
BANKS - 1 .1%
47,711 Wells Fargo & Co 1,783,437
TOTAL BANKS 1,783,437
CAPITAL GOODS - 8 .8%
9,898 Caterpillar, Inc 2,265,058
12,099 Dover Corp 1,838,322
35,060 Fortive Corp 2,390,040
9,256 Honeywell International, Inc 1,769,007
9,450 Hubbell, Inc 2,299,279
2,934 W.W. Grainger, Inc 2,020,969
15,283 Westinghouse Air Brake Technologies Corp 1,544,500
TOTAL CAPITAL GOODS 14,127,175
DIVERSIFIED FINANCIALS - 6 .9%
17,737 American Express Co 2,925,718
3,998 Ameriprise Financial, Inc 1,225,387
22,444 Ares Management Corp 1,872,727
74,722 Bank of New York Mellon Corp 3,395,368
16,259 Discover Financial Services 1,607,040
TOTAL DIVERSIFIED FINANCIALS 11,026,240
ENERGY - 4 .6%
20,533 EOG Resources, Inc 2,353,698
52,785 EQT Corp 1,684,369
30,524 Exxon Mobil Corp 3,347,262
TOTAL ENERGY 7,385,329
FOOD & STAPLES RETAILING - 2 .4%
7,634 Costco Wholesale Corp 3,793,106
TOTAL FOOD & STAPLES RETAILING 3,793,106
HEALTH CARE EQUIPMENT & SERVICES - 3 .7%
21,232 Abbott Laboratories 2,149,952
5,943 Cigna Corp 1,518,615
27,776 * Edwards Lifesciences Corp 2,297,909
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,966,476
HOUSEHOLD & PERSONAL PRODUCTS - 1 .9%
5,626 Estee Lauder Cos (Class A) 1,386,584
10,537 Procter & Gamble Co 1,566,746
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,953,330
INSURANCE - 5 .0%
56,796 American International Group, Inc 2,860,246
29,168 * Arch Capital Group Ltd 1,979,632
16,348 Chubb Ltd 3,174,455
TOTAL INSURANCE 8,014,333
MATERIALS - 3 .9%
49,823 Corteva, Inc 3,004,825
5,922 Linde plc 2,104,916
24,900 Sealed Air Corp 1,143,159
TOTAL MATERIALS 6,252,900

TIAA-CREF Life Growth & Income Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT - 7 .1%
36,281 * Alphabet, Inc (Class A) $ 3,763,428
32,800 * Alphabet, Inc (Class C) 3,411,200
19,952 * Meta Platforms, Inc 4,228,627
TOTAL MEDIA & ENTERTAINMENT 11,403,255
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .0%
48,546 Bristol-Myers Squibb Co 3,364,723
40,419 Merck & Co, Inc 4,300,178
1,263 * Mettler-Toledo International, Inc 1,932,655
5,254 * Waters Corp 1,626,796
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 11,224,352
REAL ESTATE - 2 .8%
17,147 Prologis, Inc 2,139,431
20,566 Simon Property Group, Inc 2,302,775
TOTAL REAL ESTATE 4,442,206
RETAILING - 7 .9%
53,771 * Amazon.com, Inc 5,554,007
9,599 Home Depot, Inc 2,832,857
13,633 Lowe's Companies, Inc 2,726,191
2,850 * Ulta Beauty, Inc 1,555,159
TOTAL RETAILING 12,668,214
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8 .4%
4,274 Broadcom, Inc 2,741,942
3,995 Lam Research Corp 2,117,829
22,502 NVIDIA Corp 6,250,380
17,920 QUALCOMM, Inc 2,286,234
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,396,385
SOFTWARE & SERVICES - 15 .7%
40,019 Microsoft Corp 11,537,478
49,249 Oracle Corp 4,576,217
17,707 * Palo Alto Networks, Inc 3,536,796
5,035 * ServiceNow, Inc 2,339,865
8,173 * Synopsys, Inc 3,156,821
TOTAL SOFTWARE & SERVICES 25,147,177
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .4%
40,413 Apple, Inc 6,664,104
21,748 * Arista Networks, Inc 3,650,619
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 10,314,723
UTILITIES - 3 .4%
29,270 Alliant Energy Corp 1,563,018
18,869 American Electric Power Co, Inc 1,716,891
28,915 NextEra Energy, Inc 2,228,768
TOTAL UTILITIES 5,508,677
TOTAL COMMON STOCKS 160,035,748
(Cost $123,244,808)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0 .5%
$ 852,000 Federal Home Loan Bank (FHLB) 0 .000% 04/03/23 852,000
TOTAL GOVERNMENT AGENCY DEBT 852,000

TIAA-CREF Life Growth & Income Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
223 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550% $ 223
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 223
TOTAL SHORT-TERM INVESTMENTS 852,223
(Cost $852,017)
TOTAL INVESTMENTS - 100.4% 160,887,971
(Cost $124,096,825)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (671,415)
NET ASSETS - 100.0% $ 160,216,556
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.

Portfolio of Investments
(unaudited)
TIAA-CREF Life Large-Cap Value Fund March 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 100.2%
BANKS - 8 .8%
48,961 Bank of America Corp $ 1,400,284
18,799 JPMorgan Chase & Co 2,449,698
6,396 PNC Financial Services Group, Inc 812,932
15,803 US Bancorp 569,698
38,531 Wells Fargo & Co 1,440,289
TOTAL BANKS 6,672,901
CAPITAL GOODS - 11 .6%
3,023 Allegion plc 322,645
2,769 * Boeing Co 588,219
1,395 Caterpillar, Inc 319,232
1,848 Deere & Co 763,002
5,773 Dover Corp 877,149
6,007 Eaton Corp 1,029,239
5,781 Honeywell International, Inc 1,104,865
9,063 Masco Corp 450,612
3,326 Parker-Hannifin Corp 1,117,902
17,597 Raytheon Technologies Corp 1,723,274
2,413 Trane Technologies plc 443,944
TOTAL CAPITAL GOODS 8,740,083
CONSUMER DURABLES & APPAREL - 1 .2%
163 * NVR, Inc 908,267
TOTAL CONSUMER DURABLES & APPAREL 908,267
CONSUMER SERVICES - 4 .0%
253 * Booking Holdings, Inc 671,060
8,072 Hilton Worldwide Holdings, Inc 1,137,103
4,251 McDonald's Corp 1,188,622
TOTAL CONSUMER SERVICES 2,996,785
DIVERSIFIED FINANCIALS - 6 .6%
7,213 American Express Co 1,189,784
5,380 * Berkshire Hathaway, Inc (Class B) 1,661,183
1,154 BlackRock, Inc 772,164
5,263 Charles Schwab Corp 275,676
3,254 Goldman Sachs Group, Inc 1,064,416
TOTAL DIVERSIFIED FINANCIALS 4,963,223
ENERGY - 9 .2%
8,536 Chevron Corp 1,392,733
14,424 ConocoPhillips 1,431,005
8,862 EOG Resources, Inc 1,015,851
17,830 Exxon Mobil Corp 1,955,238
8,283 Valero Energy Corp 1,156,307
TOTAL ENERGY 6,951,134
FOOD & STAPLES RETAILING - 1 .8%
9,104 Walmart, Inc 1,342,385
TOTAL FOOD & STAPLES RETAILING 1,342,385
FOOD, BEVERAGE & TOBACCO - 1 .7%
12,009 Mondelez International, Inc 837,268
4,649 Philip Morris International, Inc 452,115
TOTAL FOOD, BEVERAGE & TOBACCO 1,289,383
HEALTH CARE EQUIPMENT & SERVICES - 8 .3%
9,762 Abbott Laboratories 988,500
3,873 Cigna Corp 989,668

TIAA-CREF Life Large-Cap Value Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
2,645 Elevance Health, Inc $ 1,216,197
3,651 HCA Healthcare, Inc 962,696
11,046 Medtronic plc 890,529
1,954 UnitedHealth Group, Inc 923,441
2,411 Zimmer Biomet Holdings, Inc 311,501
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,282,532
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
4,031 Procter & Gamble Co 599,369
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 599,369
INSURANCE - 4 .9%
19,114 American International Group, Inc 962,581
6,414 Chubb Ltd 1,245,471
5,183 Marsh & McLennan Cos, Inc 863,229
11,411 Metlife, Inc 661,153
TOTAL INSURANCE 3,732,434
MATERIALS - 4 .6%
1,196 Celanese Corp (Series A) 130,232
9,837 Crown Holdings, Inc 813,618
10,875 DuPont de Nemours, Inc 780,499
3,779 Linde plc 1,343,208
1,625 Reliance Steel & Aluminum Co 417,203
TOTAL MATERIALS 3,484,760
MEDIA & ENTERTAINMENT - 6 .2%
10,514 * Alphabet, Inc (Class C) 1,093,456
28,876 Comcast Corp (Class A) 1,094,689
7,502 * Meta Platforms, Inc 1,589,974
8,899 * Walt Disney Co 891,057
TOTAL MEDIA & ENTERTAINMENT 4,669,176
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .3%
3,022 AbbVie, Inc 481,616
17,420 Bristol-Myers Squibb Co 1,207,380
1,951 Danaher Corp 491,730
16,164 Johnson & Johnson 2,505,420
9,016 Merck & Co, Inc 959,213
14,715 Pfizer, Inc 600,372
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,245,731
REAL ESTATE - 1 .4%
8,529 Prologis, Inc 1,064,163
TOTAL REAL ESTATE 1,064,163
RETAILING - 1 .0%
2,666 Home Depot, Inc 786,790
TOTAL RETAILING 786,790
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .8%
4,568 Analog Devices, Inc 900,901
6,126 Applied Materials, Inc 752,456
698 Broadcom, Inc 447,795
716 Lam Research Corp 379,566
8,082 Micron Technology, Inc 487,668
3,592 NXP Semiconductors NV 669,818
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,638,204
SOFTWARE & SERVICES - 5 .1%
2,054 Accenture plc 587,054

TIAA-CREF Life Large-Cap Value Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
8,880 * Fiserv, Inc $ 1,003,706
3,943 Microsoft Corp 1,136,767
12,522 Oracle Corp 1,163,544
TOTAL SOFTWARE & SERVICES 3,891,071
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .7%
17,569 Cisco Systems, Inc 918,419
8,586 TE Connectivity Ltd 1,126,054
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,044,473
TELECOMMUNICATION SERVICES - 1 .1%
5,997 * T-Mobile US, Inc 868,606
TOTAL TELECOMMUNICATION SERVICES 868,606
TRANSPORTATION - 2 .5%
15,994 *,†,b AMR Corporation 160
18,669 CSX Corp 558,950
4,049 Union Pacific Corp 814,902
2,475 United Parcel Service, Inc (Class B) 480,125
TOTAL TRANSPORTATION 1,854,137
UTILITIES - 3 .6%
7,915 Ameren Corp 683,777
8,238 American Electric Power Co, Inc 749,576
19,464 Centerpoint Energy, Inc 573,409
9,294 NextEra Energy, Inc 716,381
TOTAL UTILITIES 2,723,143
TOTAL COMMON STOCKS 75,748,750
(Cost $52,805,436)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 286,000 Federal Home Loan Bank (FHLB) 0 .000% 04/03/23 286,000
TOTAL GOVERNMENT AGENCY DEBT 286,000
TOTAL SHORT-TERM INVESTMENTS 286,000
(Cost $285,931)
TOTAL INVESTMENTS - 100.6% 76,034,750
(Cost $53,091,367)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (425,674)
NET ASSETS - 100.0% $ 75,609,076
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy

TIAA-CREF Life Real Estate Securities Fund March 31, 2023
Portfolio of Investments
(unaudited)

SHARES COMPANY VALUE
COMMON STOCKS - 99.6%
HEALTH CARE REITS - 6 .2%
46,400 Healthpeak Properties Inc $ 1,019,408
23,300 Ventas, Inc 1,010,055
32,500 Welltower, Inc 2,329,925
TOTAL HEALTH CARE REITS 4,359,388
HOTEL & RESORT REITS - 2 .3%
60,000 Host Hotels and Resorts, Inc 989,400
7,000 Ryman Hospitality Properties 628,110
TOTAL HOTEL & RESORT REITS 1,617,510
INDUSTRIAL REITS - 20 .1%
4,600 EastGroup Properties, Inc 760,472
4,500 Innovative Industrial Properties, Inc 341,955
71,800 Prologis, Inc 8,958,486
39,400 Rexford Industrial Realty, Inc 2,350,210
25,600 Terreno Realty Corp 1,653,760
TOTAL INDUSTRIAL REITS 14,064,883
OFFICE REITS - 2 .0%
9,300 Alexandria Real Estate Equities, Inc 1,167,987
4,700 Boston Properties, Inc 254,364
TOTAL OFFICE REITS 1,422,351
RESIDENTIAL REITS - 20 .6%
55,400 American Homes 4 Rent 1,742,330
16,300 AvalonBay Communities, Inc 2,739,378
30,000 Equity Lifestyle Properties, Inc 2,013,900
27,700 Equity Residential 1,662,000
5,700 Essex Property Trust, Inc 1,192,098
40,000 Independence Realty Trust, Inc 641,200
10,000 Invitation Homes, Inc 312,300
12,100 Mid-America Apartment Communities, Inc 1,827,584
16,200 Sun Communities, Inc 2,282,256
TOTAL RESIDENTIAL REITS 14,413,046
RETAIL REITS - 17 .0%
9,800 Agree Realty Corp 672,378
49,000 Brixmor Property Group, Inc 1,054,480
70,000 Kimco Realty Corp 1,367,100
49,000 Kite Realty Group Trust 1,025,080
25,500 Realty Income Corp 1,614,660
26,700 Regency Centers Corp 1,633,506
35,300 Simon Property Group, Inc 3,952,541
15,000 Spirit Realty Capital, Inc 597,600
TOTAL RETAIL REITS 11,917,345
SPECIALIZED REITS - 31 .4%
22,600 American Tower Corp 4,618,084
15,600 Crown Castle International Corp 2,087,904
30,700 Digital Realty Trust, Inc 3,018,117
5,150 Equinix, Inc 3,713,356
3,500 Extra Space Storage, Inc 570,255
18,000 Gaming and Leisure Properties, Inc 937,080
4,700 Life Storage, Inc 616,123
6,700 Public Storage, Inc 2,024,338
4,600 SBA Communications Corp 1,200,922
62,800 VICI Properties, Inc 2,048,536

TIAA-CREF Life Real Estate Securities Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY VALUE
SPECIALIZED REITS—continued
38,500 Weyerhaeuser Co $ 1,160,005
TOTAL SPECIALIZED REITS 21,994,720
TOTAL COMMON STOCKS 69,789,243
(Cost $50,423,715)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0 .8%
$ 595,000 Federal Home Loan Bank (FHLB) 0 .000% 04/03/23 595,000
TOTAL GOVERNMENT AGENCY DEBT 595,000
TOTAL SHORT-TERM INVESTMENTS 595,000
(Cost $594,856)
TOTAL INVESTMENTS - 100.4% 70,384,243
(Cost $51,018,571)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (306,859)
NET ASSETS - 100.0% $ 70,077,384

TIAA-CREF Life Small-Cap Equity Fund March 31, 2023
Portfolio of Investments
(unaudited)

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.6%
AUTOMOBILES & COMPONENTS - 1 .1%
2,870 * Fox Factory Holding Corp $ 348,332
17,570 * Goodyear Tire & Rubber Co 193,621
5,570 * Modine Manufacturing Co 128,389
TOTAL AUTOMOBILES & COMPONENTS 670,342
BANKS - 9 .0%
1,930 Ameris Bancorp 70,599
5,000 * Axos Financial, Inc 184,600
3,601 Bank of NT Butterfield & Son Ltd 97,227
2,792 Banner Corp 151,801
3,670 Brookline Bancorp, Inc 38,535
12,060 Cadence BanCorp 250,366
4,234 Cathay General Bancorp 146,158
3,310 Central Pacific Financial Corp 59,249
6,710 Columbia Banking System, Inc 143,728
3,452 ConnectOne Bancorp, Inc 61,031
5,223 * Customers Bancorp, Inc 96,730
6,460 CVB Financial Corp 107,753
3,700 Eagle Bancorp, Inc 123,839
3,970 Enact Holdings, Inc 90,754
2,950 Enterprise Financial Services Corp 131,540
6,501 Essent Group Ltd 260,365
3,690 First Busey Corp 75,055
2,080 First Financial Corp 77,958
5,560 First Foundation, Inc 41,422
3,725 First Merchants Corp 122,739
5,620 Hancock Whitney Corp 204,568
3,420 Heartland Financial USA, Inc 131,191
4,870 Heritage Commerce Corp 40,567
2,970 Horizon Bancorp 32,848
1,704 Independent Bank Corp 30,280
4,609 Lakeland Bancorp, Inc 72,085
1,680 * Metropolitan Bank Holding Corp 56,935
3,470 National Bank Holdings Corp 116,106
8,781 * NMI Holdings, Inc 196,080
5,845 OceanFirst Financial Corp 108,016
9,645 OFG Bancorp 240,546
4,640 Old National Bancorp 66,909
7,020 Pacific Premier Bancorp, Inc 168,620
1,230 Peapack Gladstone Financial Corp 36,433
1,034 Premier Financial Corp 21,435
1,254 QCR Holdings, Inc 55,063
15,117 Radian Group, Inc 334,086
4,830 Renasant Corp 147,701
4,910 Towne Bank 130,852
1,960 UMB Financial Corp 113,131
7,263 United Community Banks, Inc 204,236
5,860 Washington Federal, Inc 176,503
3,970 WesBanco, Inc 121,879
2,430 Westamerica Bancorporation 107,649
TOTAL BANKS 5,245,168
CAPITAL GOODS - 11 .3%
10,460 * API Group Corp 235,141
2,260 Applied Industrial Technologies, Inc 321,214
3,448 * Atkore International Group, Inc 484,375
3,771 Comfort Systems USA, Inc 550,415
1,248 CSW Industrials, Inc 173,385
620 EMCOR Group, Inc 100,806

TIAA-CREF Life Small-Cap Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,110 Encore Wire Corp $ 205,716
6,300 Enerpac Tool Group Corp 160,650
1,777 EnPro Industries, Inc 184,612
2,420 * Evoqua Water Technologies Corp 120,322
4,011 Federal Signal Corp 217,436
9,270 * Fluor Corp 286,536
840 Franklin Electric Co, Inc 79,044
1,260 H&E Equipment Services, Inc 55,730
1,050 Herc Holdings, Inc 119,595
9,910 * Janus International Group, Inc 97,712
1,630 John Bean Technologies Corp 178,143
2,050 McGrath RentCorp 191,285
12,824 * MRC Global, Inc 124,649
3,712 Mueller Industries, Inc 272,758
11,880 * NOW, Inc 132,462
1,210 * NV5 Global Inc 125,804
4,320 * Parsons Corp 193,277
6,440 * PGT Innovations, Inc 161,708
3,830 Rush Enterprises, Inc (Class A) 209,118
9,390 * Shoals Technologies Group, Inc 213,998
1,370 Simpson Manufacturing Co, Inc 150,207
2,160 * SPX Technologies, Inc 152,453
750 Standex International Corp 91,830
2,160 Terex Corp 104,501
2,940 * Titan Machinery, Inc 89,523
12,170 * Triumph Group, Inc 141,050
3,690 UFP Industries, Inc 293,244
6,130 Wabash National Corp 150,737
2,470 * WillScot Mobile Mini Holdings Corp 115,794
5,505 Zurn Water Solutions Corp 117,587
TOTAL CAPITAL GOODS 6,602,817
COMMERCIAL & PROFESSIONAL SERVICES - 2 .7%
12,230 * Alight, Inc 112,638
1,190 Brady Corp (Class A) 63,939
4,520 * CBIZ, Inc 223,695
2,373 Exponent, Inc 236,564
8,300 * First Advantage Corp 115,868
1,660 * Franklin Covey Co 63,860
1,530 Heidrick & Struggles International, Inc 46,451
2,320 * Huron Consulting Group, Inc 186,459
1,640 ICF International, Inc 179,908
3,640 KBR, Inc 200,382
2,208 Kforce, Inc 139,634
580 * SP Plus Corp 19,888
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,589,286
CONSUMER DURABLES & APPAREL - 2 .3%
2,770 * Callaway Golf Co 59,887
3,450 Clarus Corp 32,602
2,420 *,d Crocs, Inc 305,985
1,230 Installed Building Products, Inc 140,257
2,840 * Lovesac Co 82,076
2,470 * M/I Homes, Inc 155,832
1,100 * Malibu Boats, Inc 62,095
3,734 * Skyline Champion Corp 280,909
4,360 * Taylor Morrison Home Corp 166,814
2,500 Wolverine World Wide, Inc 42,625
TOTAL CONSUMER DURABLES & APPAREL 1,329,082

TIAA-CREF Life Small-Cap Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES - 4 .8%
240 * Biglari Holdings, Inc (B Shares) $ 40,608
4,370 Bloomin' Brands, Inc 112,090
1,020 Carriage Services, Inc 31,130
10,610 * Coursera, Inc 122,227
2,320 * Dave & Buster's Entertainment, Inc 85,353
5,310 * Denny's Corp 59,260
1,770 * Duolingo, Inc 252,384
10,610 * Everi Holdings, Inc 181,962
200 Graham Holdings Co 119,168
5,670 * Hilton Grand Vacations, Inc 251,918
9,380 International Game Technology plc 251,384
10,100 e Krispy Kreme, Inc 157,055
11,710 Laureate Education, Inc 137,710
6,820 * Portillo's, Inc 145,743
7,370 * PowerSchool Holdings, Inc 146,073
3,860 * Stride, Inc 151,505
8,140 * Target Hospitality Corp 106,960
3,560 Texas Roadhouse, Inc (Class A) 384,694
2,250 * Xponential Fitness, Inc 68,378
TOTAL CONSUMER SERVICES 2,805,602
DIVERSIFIED FINANCIALS - 3 .3%
3,110 A-Mark Precious Metals, Inc 107,761
5,870 Artisan Partners Asset Management, Inc 187,723
43,010 BGC Partners, Inc (Class A) 224,942
19,600 Broadmark Realty Capital, Inc 92,120
760 Cohen & Steers, Inc 48,610
4,360 * Enova International, Inc 193,715
7,830 * Green Dot Corp 134,519
12,150 * LendingClub Corp 87,601
5,930 Navient Corp 94,821
14,190 * Open Lending Corp 99,898
1,160 Piper Jaffray Cos 160,788
4,350 Sculptor Capital Management, Inc 37,453
5,540 StepStone Group, Inc 134,456
4,290 Victory Capital Holdings, Inc 125,568
990 Virtus Investment Partners, Inc 188,486
TOTAL DIVERSIFIED FINANCIALS 1,918,461
ENERGY - 5 .9%
3,540 Ardmore Shipping Corp 52,640
15,600 Berry Petroleum Co LLC 122,460
470 Bonanza Creek Energy, Inc 32,120
2,920 Chesapeake Energy Corp 222,037
12,130 Comstock Resources Inc 130,883
7,060 CVR Energy, Inc 231,427
2,090 * Denbury, Inc 183,147
9,490 * Diamond Offshore Drilling, Inc 114,259
1,400 Helmerich & Payne, Inc 50,050
13,890 Liberty Oilfield Services, Inc 177,931
5,770 Murphy Oil Corp 213,375
33,620 Nordic American Tankers Ltd 133,135
680 Oasis Petroleum, Inc 91,528
7,030 * Oceaneering International, Inc 123,939
3,400 Ovintiv, Inc 122,672
9,545 * Par Pacific Holdings, Inc 278,714
6,623 PBF Energy, Inc 287,173
16,490 RPC, Inc 126,808
3,400 * Teekay Tankers Ltd 145,962
5,300 * US Silica Holdings, Inc 63,282
1,130 * Valaris Ltd 73,518

TIAA-CREF Life Small-Cap Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
14,530 * Vertex Energy, Inc $ 143,556
5,750 * Weatherford International Ltd 341,262
TOTAL ENERGY 3,461,878
FOOD & STAPLES RETAILING - 0 .9%
3,242 Andersons, Inc 133,959
1,543 * BJ's Wholesale Club Holdings, Inc 117,376
4,480 * Chefs' Warehouse Holdings, Inc 152,544
1,894 * Performance Food Group Co 114,284
TOTAL FOOD & STAPLES RETAILING 518,163
FOOD, BEVERAGE & TOBACCO - 1 .7%
2,054 Calavo Growers, Inc 59,094
3,410 Cal-Maine Foods, Inc 207,635
370 Coca-Cola Consolidated Inc 197,980
9,955 * Hostess Brands, Inc 247,680
990 MGP Ingredients, Inc 95,753
13,990 Primo Water Corp 214,746
TOTAL FOOD, BEVERAGE & TOBACCO 1,022,888
HEALTH CARE EQUIPMENT & SERVICES - 6 .8%
4,360 * Accolade, Inc 62,697
10,490 * Allscripts Healthcare Solutions, Inc 136,895
12,430 * Alphatec Holdings Inc 193,908
2,570 * Angiodynamics, Inc 26,574
3,160 * AtriCure, Inc 130,982
1,184 * Avanos Medical, Inc 35,212
7,310 * Cardiovascular Systems, Inc 145,177
2,210 * Castle Biosciences, Inc 50,211
6,640 * Evolent Health, Inc 215,468
4,410 * Health Catalyst, Inc 51,465
2,794 * HealthStream, Inc 75,718
16,000 * Hims & Hers Health, Inc 158,720
2,300 * Integer Holding Corp 178,250
4,511 * Lantheus Holdings, Inc 372,428
3,300 * Merit Medical Systems, Inc 244,035
740 * ModivCare, Inc 62,219
7,920 * Neogen Corp 146,678
7,990 * NextGen Healthcare, Inc 139,106
10,370 * Option Care Health, Inc 329,455
3,280 * Owens & Minor, Inc 47,724
5,280 * Phreesia, Inc 170,491
6,300 * Privia Health Group, Inc 173,943
6,190 * Progyny, Inc 198,823
1,840 * Shockwave Medical Inc 398,967
5,720 * Surgery Partners, Inc 197,168
380 * UFP Technologies, Inc 49,339
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,991,653
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
8,910 * BellRing Brands, Inc 302,940
6,072 * elf Beauty, Inc 500,029
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 802,969
INSURANCE - 2 .0%
1,169 American Equity Investment Life Holding Co 42,657
6,570 * BRP Group, Inc 167,272
2,250 Employers Holdings, Inc 93,802
50,830 * Genworth Financial, Inc (Class A) 255,167
2,790 * Goosehead Insurance, Inc 145,638
2,520 Selective Insurance Group, Inc 240,232

TIAA-CREF Life Small-Cap Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
3,120 Stewart Information Services Corp $ 125,892
1,950 * Trupanion, Inc 83,635
TOTAL INSURANCE 1,154,295
MATERIALS - 5 .2%
2,500 AdvanSix, Inc 95,675
4,750 * Arconic Corp 124,593
6,040 * Aspen Aerogels, Inc 44,998
1,690 Avient Corp 69,560
22,990 * Coeur Mining, Inc 91,730
4,610 Commercial Metals Co 225,429
13,750 * Constellium SE 210,100
2,870 * Ingevity Corp 205,262
1,013 Innospec, Inc 104,005
1,034 Materion Corp 119,944
3,130 Myers Industries, Inc 67,076
14,820 * O-I Glass, Inc 336,562
1,500 Olympic Steel, Inc 78,315
6,250 Orion Engineered Carbons SA 163,062
970 * Piedmont Lithium, Inc 58,249
12,470 * PQ Group Holdings, Inc 137,794
11,300 * Rayonier Advanced Materials, Inc 70,851
5,140 Ryerson Holding Corp 186,993
4,110 Schnitzer Steel Industries, Inc (Class A) 127,821
2,600 Sensient Technologies Corp 199,056
3,110 Sylvamo Corp 143,869
2,740 Worthington Industries, Inc 177,141
TOTAL MATERIALS 3,038,085
MEDIA & ENTERTAINMENT - 2 .0%
6,660 * Cars.com, Inc 128,538
35,970 * Clear Channel 43,164
11,140 Entravision Communications Corp (Class A) 67,397
7,810 Gray Television, Inc 68,103
7,530 * Integral Ad Science Holding Corp 107,453
1,919 * Liberty Braves Group (Class C) 64,651
6,360 * Magnite, Inc 58,894
6,380 * PubMatic, Inc 88,172
7,680 Sinclair Broadcast Group, Inc (Class A) 131,789
13,130 TEGNA, Inc 222,028
6,730 * WideOpenWest, Inc 71,540
3,170 * Yelp, Inc 97,319
TOTAL MEDIA & ENTERTAINMENT 1,149,048
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
6,550 * Adaptive Biotechnologies Corp 57,836
39,580 * ADMA Biologics, Inc 131,010
9,470 * Alkermes plc 266,959
4,760 * Amphastar Pharmaceuticals, Inc 178,500
1,440 * Amylyx Pharmaceuticals, Inc 42,250
7,000 * Arcus Biosciences, Inc 127,680
12,520 * Aurinia Pharmaceuticals, Inc 137,219
5,550 * Biohaven Ltd 75,813
5,720 * C4 Therapeutics, Inc 17,961
3,313 * CareDx, Inc 30,281
6,460 * Chinook Therapeutics, Inc 149,549
9,500 * Codexis, Inc 39,330
1,420 * Collegium Pharmaceutical, Inc 34,066
22,010 * CTI BioPharma Corp 92,442
5,750 * Cytek Biosciences, Inc 52,842
7,400 * Day One Biopharmaceuticals, Inc 98,938

TIAA-CREF Life Small-Cap Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
9,400 * Deciphera Pharmaceuticals, Inc $ 145,230
6,180 * Editas Medicine, Inc 44,805
17,230 * Esperion Thereapeutics, Inc 27,396
10,340 * Evolus, Inc 87,476
7,660 * FibroGen, Inc 142,936
2,370 * Halozyme Therapeutics, Inc 90,510
3,064 * Harmony Biosciences Holdings, Inc 100,040
3,190 * Ideaya Biosciences, Inc 43,799
25,730 * Immunogen, Inc 98,803
5,960 * Immunovant, Inc 92,440
1,000 * Intellia Therapeutics, Inc 37,270
8,140 * Intercept Pharmaceuticals, Inc 109,320
4,990 * Intra-Cellular Therapies, Inc 270,208
18,370 * Iovance Biotherapeutics, Inc 112,241
6,047 * IVERIC bio, Inc 147,124
18,710 * Karyopharm Therapeutics, Inc 72,782
6,680 * Kura Oncology, Inc 81,696
30,690 * MannKind Corp 125,829
19,470 * Mersana Therapeutics, Inc 80,022
3,410 * Morphic Holding, Inc 128,352
7,150 * NGM Biopharmaceuticals Inc 29,172
8,840 * Nkarta, Inc 31,382
7,790 * Nurix Therapeutics, Inc 69,175
3,025 Phibro Animal Health Corp 46,343
2,000 * Prometheus Biosciences, Inc 214,640
7,710 * Protagonist Therapeutics, Inc 177,330
4,970 * RAPT Therapeutics, Inc 91,200
13,230 * Recursion Pharmaceuticals, Inc 88,244
1,770 * Replimune Group, Inc 31,258
43,610 * Rigel Pharmaceuticals, Inc 57,565
3,900 * Travere Therapeutics, Inc 87,711
8,630 * Vanda Pharmaceuticals, Inc 58,598
6,980 * Veracyte, Inc 155,654
4,520 * Viridian Therapeutics, Inc 114,989
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,824,216
REAL ESTATE - 6 .1%
14,210 Apple Hospitality REIT, Inc 220,539
22,150 Brandywine Realty Trust 104,769
12,700 Broadstone Net Lease, Inc 216,027
18,830 DiamondRock Hospitality Co 153,088
261 EastGroup Properties, Inc 43,149
9,700 Essential Properties Realty Trust, Inc 241,045
6,410 Four Corners Property Trust, Inc 172,173
8,120 Kite Realty Group Trust 169,870
11,010 Macerich Co 116,706
2,897 National Storage Affiliates Trust 121,037
5,830 Office Properties Income Trust 71,709
3,590 Outfront Media, Inc 58,266
12,340 Paramount Group, Inc 56,270
8,140 Phillips Edison & Co, Inc 265,527
14,760 Piedmont Office Realty Trust, Inc 107,748
2,400 PotlatchDeltic Corp 118,800
13,150 Retail Opportunities Investment Corp 183,574
15,950 RLJ Lodging Trust 169,070
3,250 Ryman Hospitality Properties 291,622
20,590 Service Properties Trust 205,076
12,310 Summit Hotel Properties, Inc 86,170
11,000 Tanger Factory Outlet Centers, Inc 215,930
9,190 Whitestone REIT 84,548

TIAA-CREF Life Small-Cap Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
9,320 d Xenia Hotels & Resorts, Inc $ 121,999
TOTAL REAL ESTATE 3,594,712
RETAILING - 2 .7%
4,890 * Abercrombie & Fitch Co (Class A) 135,698
3,280 Academy Sports & Outdoors, Inc 214,020
1,900 * Boot Barn Holdings, Inc 145,616
14,480 * CarParts.com, Inc 77,323
8,540 * Destination XL Group, Inc 47,055
4,930 Foot Locker, Inc 195,672
3,740 Monro Muffler, Inc 184,868
6,360 * Overstock.com, Inc 128,917
8,540 * Sally Beauty Holdings, Inc 133,053
2,260 Shutterstock, Inc 164,076
2,010 Signet Jewelers Ltd 156,338
TOTAL RETAILING 1,582,636
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .9%
1,740 * Axcelis Technologies, Inc 231,855
2,700 * Coherent Corp 102,816
1,900 * Diodes, Inc 176,244
9,080 * indie Semiconductor, Inc 95,794
3,640 Kulicke & Soffa Industries, Inc 191,792
2,083 * Lattice Semiconductor Corp 198,926
2,060 * MACOM Technology Solutions Holdings, Inc 145,930
6,220 * MaxLinear, Inc 219,006
9,670 * Photronics, Inc 160,329
6,430 * Rambus, Inc 329,602
6,160 * Semtech Corp 148,702
7,750 * SMART Global Holdings, Inc 133,610
6,530 * Veeco Instruments, Inc 137,979
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,272,585
SOFTWARE & SERVICES - 7 .5%
5,460 A10 Networks, Inc 84,575
794 * ACI Worldwide, Inc 21,422
4,790 * Alkami Technology, Inc 60,641
17,550 * AvidXchange Holdings, Inc 136,890
8,230 * Box, Inc 220,482
4,740 * Brightcove, Inc 21,093
7,170 * EngageSmart, Inc 138,022
1,910 * Everbridge, Inc 66,220
2,120 * ExlService Holdings, Inc 343,080
6,200 * Fastly, Inc 110,112
7,240 * Flywire Corp 212,566
2,080 * International Money Express Inc 53,622
5,110 * Model N, Inc 171,032
16,840 * Olo, Inc 137,414
3,150 * Pagerduty, Inc 110,187
14,070 * Payoneer Global, Inc 88,360
3,588 Progress Software Corp 206,131
1,660 * Qualys, Inc 215,833
1,125 * Rapid7, Inc 51,649
7,660 * Remitly Global, Inc 129,837
15,610 * Repay Holdings Corp 102,558
3,540 * Sprout Social, Inc 215,515
890 * SPS Commerce, Inc 135,547
4,360 * Squarespace, Inc 138,517
21,140 * StoneCo Ltd 201,676
15,570 * Sumo Logic, Inc 186,529
7,266 * Tenable Holdings, Inc 345,208

TIAA-CREF Life Small-Cap Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
6,720 * Varonis Systems, Inc $ 174,787
4,000 * Verint Systems, Inc 148,960
16,850 * Zeta Global Holdings Corp 182,485
TOTAL SOFTWARE & SERVICES 4,410,950
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .6%
3,740 Belden CDT, Inc 324,520
22,200 * CommScope Holding Co, Inc 141,414
13,732 * Extreme Networks, Inc 262,556
700 * Fabrinet 83,132
1,069 * OSI Systems, Inc 109,423
5,220 * Ribbon Communications, Inc 17,852
8,101 * Sanmina Corp 494,080
1,220 * Scansource, Inc 37,137
3,430 * Super Micro Computer, Inc 365,467
10,870 Vishay Intertechnology, Inc 245,879
886 * Vishay Precision Group, Inc 36,999
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,118,459
TELECOMMUNICATION SERVICES - 1 .0%
3,080 * Bandwidth Inc 46,816
5,940 * EchoStar Corp (Class A) 108,642
56,660 * Globalstar, Inc 65,726
7,370 * Gogo, Inc 106,865
1,020 Iridium Communications, Inc 63,169
11,550 * Radius Global Infrastructure, Inc 169,438
TOTAL TELECOMMUNICATION SERVICES 560,656
TRANSPORTATION - 1 .9%
2,901 ArcBest Corp 268,111
1,501 Forward Air Corp 161,748
3,611 * Hub Group, Inc (Class A) 303,107
10,670 e Safe Bulkers, Inc 39,372
1,080 * Saia, Inc 293,847
4,384 Spirit Airlines, Inc 75,273
TOTAL TRANSPORTATION 1,141,458
UTILITIES - 3 .3%
1,920 Allete, Inc 123,590
5,220 Avista Corp 221,589
3,908 Black Hills Corp 246,595
5,945 Brookfield Infrastructure Corp 273,826
6,070 Clearway Energy, Inc (Class C) 190,173
3,421 Northwest Natural Holding Co 162,703
2,690 ONE Gas, Inc 213,129
3,410 Otter Tail Corp 246,441
3,265 Portland General Electric Co 159,626
1,500 Unitil Corp 85,560
TOTAL UTILITIES 1,923,232
TOTAL COMMON STOCKS 57,728,641
(Cost $52,026,627)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 1 .5%
$ 886,000 Federal Home Loan Bank (FHLB) 0 .000% 04/03/23 886,000
TOTAL GOVERNMENT AGENCY DEBT 886,000

TIAA-CREF Life Small-Cap Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
555 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550% $ 555
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 555
TOTAL SHORT-TERM INVESTMENTS 886,555
(Cost $886,341)
TOTAL INVESTMENTS - 100.1% 58,615,196
(Cost $52,912,968)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (84,069)
NET ASSETS - 100.0% $ 58,531,127
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $194,462.
Futures contracts outstanding as of March 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
CME E-mini Russell 2000 Index Futures 7 06/16/23  $ 624,125 $ 634,725 $ 10,600

Portfolio of Investments
(unaudited)
TIAA-CREF Life Social Choice Equity Fund March 31, 2023

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2 .1%
2,638 * American Axle & Manufacturing Holdings, Inc $ 20,603
1,553 * Aptiv plc 174,231
169 BorgWarner, Inc 8,299
3,135 *,e Canoo, Inc 2,046
8,902 *,e Lucid Group, Inc 71,572
5,537 *,e Rivian Automotive, Inc 85,713
6,512 * Tesla, Inc 1,350,979
3,396 *,e Workhorse Group, Inc 4,517
TOTAL AUTOMOBILES & COMPONENTS 1,717,960
BANKS - 2 .5%
626 Bank OZK 21,409
46 Banner Corp 2,501
618 Berkshire Hills Bancorp, Inc 15,487
54 Camden National Corp 1,954
11,674 Citigroup, Inc 547,394
6,619 Citizens Financial Group, Inc 201,019
5 Columbia Banking System, Inc 107
202 Comerica, Inc 8,771
95 Commerce Bancshares, Inc 5,543
22 Community Trust Bancorp, Inc 835
599 * Customers Bancorp, Inc 11,093
136 First Busey Corp 2,766
16 FNB Corp 186
17 Hancock Whitney Corp 619
108 Heritage Financial Corp 2,311
231 HomeStreet, Inc 4,156
3,996 Huntington Bancshares, Inc 44,755
1,373 JPMorgan Chase & Co 178,916
3,043 Keycorp 38,098
722 Live Oak Bancshares, Inc 17,595
180 * Mr Cooper Group, Inc 7,375
333 National Bank Holdings Corp 11,142
5 NBT Bancorp, Inc 169
145 Old National Bancorp 2,091
755 Pinnacle Financial Partners, Inc 41,646
3,265 PNC Financial Services Group, Inc 414,981
9,584 Regions Financial Corp 177,879
277 * The Bancorp, Inc 7,714
49 Trico Bancshares 2,038
7,209 Truist Financial Corp 245,827
29 UMB Financial Corp 1,674
182 Univest Financial Corp 4,321
49 Westamerica Bancorporation 2,171
250 Zions Bancorporation 7,483
TOTAL BANKS 2,032,026
CAPITAL GOODS - 6 .3%
4,819 3M Co 506,525
17 Acuity Brands, Inc 3,106
793 *,e Blink Charging Co 6,860
66 * Bloom Energy Corp 1,315
3,400 Carrier Global Corp 155,550
2,661 Caterpillar, Inc 608,943
498 Cummins, Inc 118,962
852 Curtiss-Wright Corp 150,174
1,499 Deere & Co 618,907
2,517 Eaton Corp 431,263
18 EMCOR Group, Inc 2,927

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
677 Emerson Electric Co $ 58,994
1,710 Fastenal Co 92,237
1,435 Fortive Corp 97,824
1,259 * Generac Holdings, Inc 135,985
1,445 * Great Lakes Dredge & Dock Corp 7,846
1,908 Hexcel Corp 130,221
27 IDEX Corp 6,238
2,220 Illinois Tool Works, Inc 540,459
3,969 Johnson Controls International plc 239,013
2,918 * Kratos Defense & Security Solutions, Inc 39,335
172 Luxfer Holdings plc 2,907
480 * Manitowoc Co, Inc 8,203
2,366 Masco Corp 117,638
1,132 * Mercury Systems, Inc 57,868
95 Moog, Inc (Class A) 9,571
52 * MYR Group, Inc 6,553
75 Owens Corning, Inc 7,185
1,245 PACCAR, Inc 91,134
583 * Proto Labs, Inc 19,326
529 Rockwell Automation, Inc 155,235
52 Rush Enterprises, Inc (Class A) 2,839
116 Snap-On, Inc 28,639
963 Trane Technologies plc 177,173
1,538 * Triumph Group, Inc 17,825
423 United Rentals, Inc 167,407
267 * Vectrus, Inc 10,605
184 W.W. Grainger, Inc 126,741
509 Woodward Inc 49,561
500 Xylem, Inc 52,350
TOTAL CAPITAL GOODS 5,061,444
COMMERCIAL & PROFESSIONAL SERVICES - 1 .3%
205 ACCO Brands Corp 1,091
27 * ASGN Inc 2,232
6,012 * Copart, Inc 452,163
47 Heidrick & Struggles International, Inc 1,427
1,863 * KAR Auction Services, Inc 25,486
478 Kelly Services, Inc (Class A) 7,930
732 Robert Half International, Inc 58,977
207 * Sterling Check Corp 2,308
1,652 TransUnion 102,655
33 * TriNet Group, Inc 2,660
190 Verisk Analytics, Inc 36,453
2,029 Waste Management, Inc 331,072
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,024,454
CONSUMER DURABLES & APPAREL - 0 .6%
1,686 *,e Allbirds, Inc 2,023
671 DR Horton, Inc 65,550
739 * GoPro, Inc 3,717
200 * Green Brick Partners, Inc 7,012
13 Hasbro, Inc 698
325 * iRobot Corp 14,183
59 Johnson Outdoors, Inc 3,718
786 * Latham Group, Inc 2,248
264 * Lovesac Co 7,630
384 * Lululemon Athletica, Inc 139,849
144 Newell Brands Inc 1,791
22 * NVR, Inc 122,588
1,910 * Sonos, Inc 37,474
680 * Traeger, Inc 2,795

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
3,867 VF Corp $ 88,593
TOTAL CONSUMER DURABLES & APPAREL 499,869
CONSUMER SERVICES - 2 .3%
259 ADT, Inc 1,873
215 * Booking Holdings, Inc 570,268
473 * Bright Horizons Family Solutions 36,416
356 Carriage Services, Inc 10,865
1,038 * Dave & Buster's Entertainment, Inc 38,188
3,298 Hilton Worldwide Holdings, Inc 464,589
384 * Planet Fitness, Inc 29,825
35 * Shake Shack, Inc 1,942
1,032 * Six Flags Entertainment Corp 27,565
6,092 Starbucks Corp 634,360
269 Vail Resorts, Inc 62,860
TOTAL CONSUMER SERVICES 1,878,751
DIVERSIFIED FINANCIALS - 6 .8%
2,511 Ally Financial, Inc 64,005
3,504 American Express Co 577,985
845 Ameriprise Financial, Inc 258,993
7,056 Bank of New York Mellon Corp 320,625
859 BlackRock, Inc 574,774
5,184 Charles Schwab Corp 271,538
2,510 Discover Financial Services 248,089
124 Factset Research Systems, Inc 51,471
1,826 Goldman Sachs Group, Inc 597,303
105 * Green Dot Corp 1,804
4,632 Intercontinental Exchange Group, Inc 483,071
1,096 Moody's Corp 335,398
6,819 Morgan Stanley 598,708
957 Nasdaq Inc 52,319
1,428 Northern Trust Corp 125,850
65 * PRA Group, Inc 2,532
38 * PROG Holdings, Inc 904
104 Raymond James Financial, Inc 9,700
1,786 S&P Global, Inc 615,759
1,736 State Street Corp 131,398
911 T Rowe Price Group, Inc 102,852
357 Voya Financial, Inc 25,511
TOTAL DIVERSIFIED FINANCIALS 5,450,589
ENERGY - 4 .5%
4,098 Antero Midstream Corp 42,988
1,904 APA Corp 68,658
3,565 Baker Hughes Co 102,886
49 ChampionX Corp 1,329
1,728 Cheniere Energy, Inc 272,333
2,140 Chevron Corp 349,162
2,479 * Clean Energy Fuels Corp 10,809
5,868 ConocoPhillips 582,164
59 Delek US Holdings, Inc 1,354
2,094 Devon Energy Corp 105,977
355 * DMC Global, Inc 7,799
557 * Dril-Quip, Inc 15,980
2,554 EOG Resources, Inc 292,765
2,973 EQT Corp 94,869
1,358 Hess Corp 179,718
13,265 Kinder Morgan, Inc 232,270
9,612 * Kosmos Energy Ltd 71,513
1,279 Marathon Petroleum Corp 172,448

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
4,520 NOV, Inc $ 83,665
155 * Oceaneering International, Inc 2,733
230 ONEOK, Inc 14,614
262 Ovintiv, Inc 9,453
1,148 Pioneer Natural Resources Co 234,468
6,333 Schlumberger Ltd 310,950
10,320 * Southwestern Energy Co 51,600
2,213 Valero Energy Corp 308,935
TOTAL ENERGY 3,621,440
FOOD & STAPLES RETAILING - 0 .7%
2,454 * BJ's Wholesale Club Holdings, Inc 186,676
1,109 * Performance Food Group Co 66,917
500 Pricesmart, Inc 35,740
780 SpartanNash Co 19,344
2,410 * Sprouts Farmers Market, Inc 84,422
1,290 * United Natural Foods, Inc 33,992
3,501 * US Foods Holding Corp 129,327
TOTAL FOOD & STAPLES RETAILING 556,418
FOOD, BEVERAGE & TOBACCO - 3 .3%
981 Archer-Daniels-Midland Co 78,146
2,908 *,e Benson Hill, Inc 3,344
1,360 *,e Beyond Meat, Inc 22,073
627 Campbell Soup Co 34,472
13,872 Coca-Cola Co 860,480
173 * Darling International, Inc 10,103
491 Fresh Del Monte Produce, Inc 14,784
5,134 General Mills, Inc 438,752
2,871 Hormel Foods Corp 114,495
1,808 Kellogg Co 121,064
989 McCormick & Co, Inc 82,295
4,835 PepsiCo, Inc 881,421
79 * TreeHouse Foods, Inc 3,984
215 * Vital Farms, Inc 3,290
TOTAL FOOD, BEVERAGE & TOBACCO 2,668,703
HEALTH CARE EQUIPMENT & SERVICES - 5 .3%
1,458 * Accolade, Inc 20,966
841 * Allscripts Healthcare Solutions, Inc 10,975
786 * Angiodynamics, Inc 8,127
100 * AtriCure, Inc 4,145
466 * AxoGen, Inc 4,404
13 * Axonics Modulation Technologies, Inc 709
4,125 * Brookdale Senior Living, Inc 12,169
924 * Cardiovascular Systems, Inc 18,351
487 * Castle Biosciences, Inc 11,065
3,845 * Cerus Corp 11,420
1,168 Cigna Corp 298,459
280 * Computer Programs & Systems, Inc 8,456
725 * CryoLife, Inc 9,497
2,536 * Dexcom, Inc 294,632
5,197 * Edwards Lifesciences Corp 429,948
1,295 Elevance Health, Inc 595,454
1,090 * Enhabit, Inc 15,162
1,984 * Envista Holdings Corp 81,106
487 * Fulgent Genetics, Inc 15,204
154 * Globus Medical, Inc 8,723
1,403 HCA Healthcare, Inc 369,943
1,215 * Health Catalyst, Inc 14,179
231 * Henry Schein, Inc 18,836

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
216 * Heska Corp $ 21,086
1,293 * Hologic, Inc 104,345
698 * IDEXX Laboratories, Inc 349,056
508 * Inogen, Inc 6,340
529 Laboratory Corp of America Holdings 121,363
357 LeMaitre Vascular, Inc 18,375
85 * LivaNova plc 3,704
514 * Merit Medical Systems, Inc 38,010
770 * Nevro Corp 27,836
1,305 * NextGen Healthcare, Inc 22,720
1,038 * Omnicell, Inc 60,899
7,559 * Opko Health, Inc 11,036
1,413 * OraSure Technologies, Inc 8,549
707 * Orthofix Medical Inc 11,842
1,073 * Outset Medical, Inc 19,743
188 * Pennant Group, Inc 2,685
183 * Penumbra, Inc 51,000
918 * Pulmonx Corp 10,263
316 Quest Diagnostics, Inc 44,708
952 Resmed, Inc 208,478
229 * SI-BONE, Inc 4,504
269 * Staar Surgical Co 17,203
375 STERIS plc 71,730
460 * Teladoc, Inc 11,914
1,619 UnitedHealth Group, Inc 765,123
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,274,442
HOUSEHOLD & PERSONAL PRODUCTS - 1 .8%
3,583 Colgate-Palmolive Co 269,262
754 Kimberly-Clark Corp 101,202
7,272 Procter & Gamble Co 1,081,274
1,439 *,e Veru, Inc 1,669
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,453,407
INSURANCE - 2 .9%
1,358 Allstate Corp 150,480
2,724 Chubb Ltd 528,946
3,317 Marsh & McLennan Cos, Inc 552,446
3,433 Progressive Corp 491,125
3,756 Prudential Financial, Inc 310,771
1,799 Travelers Cos, Inc 308,367
162 Willis Towers Watson plc 37,646
TOTAL INSURANCE 2,379,781
MATERIALS - 3 .2%
456 Amcor plc 5,189
140 Aptargroup, Inc 16,547
4,922 Ball Corp 271,251
1,021 * Century Aluminum Co 10,210
539 * Coeur Mining, Inc 2,151
506 * Diversey Holdings Ltd 4,094
1,323 Dow, Inc 72,527
2,852 Ecolab, Inc 472,092
787 International Flavors & Fragrances, Inc 72,372
492 Koppers Holdings, Inc 17,205
2,070 Linde plc 735,761
216 Martin Marietta Materials, Inc 76,693
2,340 Mosaic Co 107,359
5,421 Newmont Goldcorp Corp 265,737
2,244 Nucor Corp 346,631
268 PPG Industries, Inc 35,799

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
2,033 * Summit Materials, Inc $ 57,920
283 Trinseo plc 5,901
TOTAL MATERIALS 2,575,439
MEDIA & ENTERTAINMENT - 4 .4%
2,461 * Cinemark Holdings, Inc 36,398
8,361 * Clear Channel 10,033
14,961 Comcast Corp (Class A) 567,171
1,765 Electronic Arts, Inc 212,594
2,025 Gray Television, Inc 17,658
1,398 * iHeartMedia, Inc 5,452
122 * Imax Corp 2,340
1,450 Interpublic Group of Cos, Inc 53,998
176 John Wiley & Sons, Inc (Class A) 6,823
1,080 * Liberty Broadband Corp (Class C) 88,236
533 * MediaAlpha, Inc 7,984
1,787 * Netflix, Inc 617,373
201 New York Times Co (Class A) 7,815
2,690 Omnicom Group, Inc 253,775
7,311 * Pinterest, Inc 199,371
633 * ROBLOX Corp 28,472
60 * Roku, Inc 3,949
119 Scholastic Corp 4,072
724 Sinclair Broadcast Group, Inc (Class A) 12,424
15,622 e Sirius XM Holdings, Inc 62,019
1,966 * Take-Two Interactive Software, Inc 234,544
103 TEGNA, Inc 1,742
2,340 * TripAdvisor, Inc 46,472
3,172 * Vimeo, Inc 12,149
7,582 * Walt Disney Co 759,186
3,989 * Warner Bros Discovery, Inc 60,234
1,418 * Yelp, Inc 43,533
1,291 * ZipRecruiter, Inc 20,579
6,177 * ZoomInfo Technologies, Inc 152,634
TOTAL MEDIA & ENTERTAINMENT 3,529,030
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .5%
2,484 * Adaptive Biotechnologies Corp 21,934
3,160 Agilent Technologies, Inc 437,154
1,209 * Agios Pharmaceuticals, Inc 27,771
1,286 * Alector, Inc 7,960
749 * Allogene Therapeutics, Inc 3,700
2,454 Amgen, Inc 593,255
484 * Arcturus Therapeutics Holdings, Inc 11,602
2,053 * Atara Biotherapeutics, Inc 5,954
1,685 * Atea Pharmaceuticals, Inc 5,645
33 *,e Axsome Therapeutics, Inc 2,035
1,102 * BioCryst Pharmaceuticals, Inc 9,191
92 * Biogen, Inc 25,579
9,762 Bristol-Myers Squibb Co 676,604
642 * Caribou Biosciences, Inc 3,409
455 *,e Cassava Sciences, Inc 10,975
1,522 * Catalent, Inc 100,011
2,822 Danaher Corp 711,257
201 * Eagle Pharmaceuticals, Inc 5,702
2,785 Eli Lilly & Co 956,425
1,431 * Erasca, Inc 4,307
866 * Fulcrum Therapeutics, Inc 2,468
4,619 Gilead Sciences, Inc 383,238
219 *,e IGM Biosciences, Inc 3,009
788 * Illumina, Inc 183,249

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
5,476 * Inovio Pharmaceuticals, Inc $ 4,490
1,240 * Intellia Therapeutics, Inc 46,215
209 * Intra-Cellular Therapies, Inc 11,317
896 * IQVIA Holdings, Inc 178,205
392 * Jazz Pharmaceuticals plc 57,361
949 * Kezar Life Sciences, Inc 2,970
8,572 Merck & Co, Inc 911,975
81 * Mettler-Toledo International, Inc 123,947
613 * Mirati Therapeutics, Inc 22,791
1,812 * NeoGenomics, Inc 31,547
724 * NGM Biopharmaceuticals Inc 2,954
1,002 * Nurix Therapeutics, Inc 8,898
2,606 * Nuvation Bio, Inc 4,326
425 Phibro Animal Health Corp 6,511
901 * Prothena Corp plc 43,672
520 * Provention Bio, Inc 12,532
337 * Regeneron Pharmaceuticals, Inc 276,903
472 * Revance Therapeutics, Inc 15,203
1,981 *,e Sana Biotechnology, Inc 6,478
1,325 * Ultragenyx Pharmaceutical, Inc 53,133
258 * Waters Corp 79,885
524 West Pharmaceutical Services, Inc 181,550
3,228 Zoetis, Inc 537,268
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,812,565
REAL ESTATE - 2 .9%
2,668 American Tower Corp 545,179
585 Boston Properties, Inc 31,660
1,421 Brandywine Realty Trust 6,721
705 Brixmor Property Group, Inc 15,172
1,165 * CBRE Group, Inc 84,824
940 City Office REIT, Inc 6,486
696 Crown Castle International Corp 93,153
4,361 DiamondRock Hospitality Co 35,455
42 Douglas Emmett, Inc 518
508 Equinix, Inc 366,288
456 First Industrial Realty Trust, Inc 24,259
2,841 Healthpeak Properties Inc 62,417
20 * Howard Hughes Corp 1,600
3,162 Hudson Pacific Properties 21,027
84 iStar, Inc 2,461
79 * Jones Lang LaSalle, Inc 11,494
63 Kilroy Realty Corp 2,041
2,249 Macerich Co 23,839
3,812 Park Hotels & Resorts, Inc 47,116
2,738 Piedmont Office Realty Trust, Inc 19,987
99 PotlatchDeltic Corp 4,901
4,511 d Prologis, Inc 562,837
2,365 * Realogy Holdings Corp 12,487
8 RMR Group, Inc 210
54 * Star Holdings 939
141 * Tejon Ranch Co 2,576
879 Ventas, Inc 38,105
2,490 Welltower, Inc 178,508
3,296 Weyerhaeuser Co 99,309
765 Xenia Hotels & Resorts, Inc 10,014
TOTAL REAL ESTATE 2,311,583
RETAILING - 4 .2%
595 * 1-800-FLOWERS.COM, Inc (Class A) 6,843
19 Aaron's Co, Inc 184

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
625 e Big Lots, Inc $ 6,850
21 * CarMax, Inc 1,350
9,939 eBay, Inc 440,993
84 * Five Below, Inc 17,301
205 * GameStop Corp (Class A) 4,719
316 * Genesco, Inc 11,654
3,363 Home Depot, Inc 992,489
747 * Liquidity Services, Inc 9,838
1,064 LKQ Corp 60,393
3,193 Lowe's Companies, Inc 638,504
5,974 Macy's, Inc 104,485
431 * MarineMax, Inc 12,391
39 Pool Corp 13,355
428 Shoe Carnival, Inc 10,978
3,073 Target Corp 508,981
6,580 TJX Companies, Inc 515,609
221 Tractor Supply Co 51,944
20 * TravelCenters of America, Inc 1,730
15 Winmark Corp 4,806
234 * Zumiez, Inc 4,315
TOTAL RETAILING 3,419,712
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .4%
4,749 Applied Materials, Inc 583,320
289 * Cirrus Logic, Inc 31,611
119 * First Solar, Inc 25,882
20,390 Intel Corp 666,141
990 Lam Research Corp 524,819
5,531 Marvell Technology, Inc 239,492
6,108 NVIDIA Corp 1,696,619
5,527 * ON Semiconductor Corp 454,983
256 * Silicon Laboratories, Inc 44,823
3,907 Texas Instruments, Inc 726,741
185 Universal Display Corp 28,699
1,648 * Wolfspeed, Inc 107,038
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,130,168
SOFTWARE & SERVICES - 18 .2%
2,660 Accenture plc 760,255
1,918 * Adobe, Inc 739,140
676 * Akamai Technologies, Inc 52,931
123 * Ansys, Inc 40,934
2,332 * Autodesk, Inc 485,429
2,605 Automatic Data Processing, Inc 579,951
534 * Blackline, Inc 35,858
1,875 * Cadence Design Systems, Inc 393,919
377 Concentrix Corp 45,824
290 CSG Systems International, Inc 15,573
1,350 Dolby Laboratories, Inc (Class A) 115,317
5,152 * DXC Technology Co 131,685
394 * ExlService Holdings, Inc 63,761
4,114 Fidelity National Information Services, Inc 223,514
134 * Five9, Inc 9,687
4,701 International Business Machines Corp 616,254
1,419 Intuit, Inc 632,633
2,745 Mastercard, Inc (Class A) 997,560
16,203 Microsoft Corp 4,671,325
890 * New Relic, Inc 67,008
1,727 * Nutanix, Inc 44,885
136 * OneSpan, Inc 2,380
7,410 * PayPal Holdings, Inc 562,715

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
356 * Rapid7, Inc $ 16,344
517 Roper Technologies, Inc 227,837
3,861 * Salesforce, Inc 771,351
1,266 * ServiceNow, Inc 588,335
809 * SPS Commerce, Inc 123,211
1,463 * SVMK, Inc 13,635
1,183 * Synopsys, Inc 456,934
816 * Teradata Corp 32,868
1,114 * Trade Desk, Inc 67,854
401 TTEC Holdings, Inc 14,929
456 * VeriSign, Inc 96,366
2,942 * VMware, Inc (Class A) 367,309
710 * WEX, Inc 130,562
2,261 * Workday, Inc 466,987
TOTAL SOFTWARE & SERVICES 14,663,060
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .3%
2,016 Avnet, Inc 91,123
281 Badger Meter, Inc 34,231
826 Benchmark Electronics, Inc 19,568
1,816 * Ciena Corp 95,376
15,638 Cisco Systems, Inc 817,477
757 CTS Corp 37,441
587 * ePlus, Inc 28,787
827 * Fabrinet 98,215
418 * FARO Technologies, Inc 10,287
23,505 Hewlett Packard Enterprise Co 374,435
15,668 HP, Inc 459,856
695 * Insight Enterprises, Inc 99,357
69 * Itron, Inc 3,826
2,620 * Keysight Technologies, Inc 423,078
483 * Kimball Electronics, Inc 11,640
2,059 * Knowles Corp 35,003
189 * Lumentum Holdings, Inc 10,208
91 Methode Electronics, Inc 3,993
3,648 *,e Microvision, Inc 9,740
3,023 * Mirion Technologies, Inc 25,816
45 Motorola Solutions, Inc 12,876
1,618 National Instruments Corp 84,799
624 * Netgear, Inc 11,550
49 * Novanta, Inc 7,795
192 * OSI Systems, Inc 19,653
562 *,e PAR Technology Corp 19,086
442 * Plexus Corp 43,126
633 * Ribbon Communications, Inc 2,165
426 * Rogers Corp 69,621
5,473 * Trimble Inc 286,895
2,329 * TTM Technologies, Inc 31,418
247 * Vishay Precision Group, Inc 10,315
3,594 Vontier Corp 98,260
2,559 Xerox Holdings Corp 39,409
365 * Xperi, Inc 3,989
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,430,414
TELECOMMUNICATION SERVICES - 1 .1%
514 * Bandwidth Inc 7,813
2,195 Iridium Communications, Inc 135,936
18,258 Verizon Communications, Inc 710,054
TOTAL TELECOMMUNICATION SERVICES 853,803

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION - 3 .0%
550 ArcBest Corp $ 50,831
763 CH Robinson Worldwide, Inc 75,819
17,164 CSX Corp 513,890
11,799 * Delta Air Lines, Inc 412,021
1,399 Expeditors International of Washington, Inc 154,058
1,592 Norfolk Southern Corp 337,504
709 Old Dominion Freight Line 241,656
3,473 United Parcel Service, Inc (Class B) 673,727
TOTAL TRANSPORTATION 2,459,506
UTILITIES - 3 .1%
3,875 American Electric Power Co, Inc 352,586
1,992 Consolidated Edison, Inc 190,575
249 DTE Energy Co 27,276
1,027 Eversource Energy 80,373
8,838 NextEra Energy, Inc 681,233
2,283 Sempra Energy 345,098
6,987 Southern Co 486,155
389 UGI Corp 13,522
1,563 WEC Energy Group, Inc 148,157
2,512 Xcel Energy, Inc 169,409
TOTAL UTILITIES 2,494,384
TOTAL COMMON STOCKS 80,298,948
(Cost $52,022,540)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 504,000 Federal Home Loan Bank (FHLB) 0 .000% 04/03/23 504,000
TOTAL GOVERNMENT AGENCY DEBT 504,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .2%
190,983 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 190,983
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 190,983
TOTAL SHORT-TERM INVESTMENTS 694,983
(Cost $694,861)
TOTAL INVESTMENTS - 100.5% 80,993,931
(Cost $52,717,401)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (425,684)
NET ASSETS - 100.0% $ 80,568,247
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $291,844.

TIAA-CREF Life Social Choice Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
Futures contracts outstanding as of March 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
CME E-Mini Standard & Poor's 500 Index Future 2 06/16/23  $ 397,476 $ 413,775 $ 16,299

TIAA-CREF Life Stock Index Fund March 31, 2023
Portfolio of Investments
(unaudited)

SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1 .9%
1,634 * Adient plc $ 66,929
1,752 * American Axle & Manufacturing Holdings, Inc 13,683
4,663 * Aptiv plc 523,142
4,087 BorgWarner, Inc 200,713
2,183 *,e Canoo, Inc 1,425
3,233 *,e Cenntro Electric Group Ltd 1,493
2,264 Dana Inc 34,073
476 * Dorman Products, Inc 41,060
2,668 *,e Fisker, Inc 16,382
66,835 Ford Motor Co 842,121
713 * Fox Factory Holding Corp 86,537
24,380 General Motors Co 894,258
4,153 Gentex Corp 116,409
573 * Gentherm, Inc 34,621
3,873 * Goodyear Tire & Rubber Co 42,680
2,377 Harley-Davidson, Inc 90,255
377 LCI Industries, Inc 41,421
1,077 Lear Corp 150,231
4,894 *,e Lordstown Motors Corp 3,245
8,999 *,e Lucid Group, Inc 72,352
3,923 *,e Luminar Technologies, Inc 25,460
772 * Modine Manufacturing Co 17,795
292 * Motorcar Parts of America, Inc 2,172
381 Patrick Industries, Inc 26,217
4,191 *,e QuantumScape Corp 34,282
8,805 *,e Rivian Automotive, Inc 136,301
2,129 *,e Solid Power, Inc 6,408
330 Standard Motor Products, Inc 12,180
449 * Stoneridge, Inc 8,396
44,163 * Tesla, Inc 9,162,056
947 Thor Industries, Inc 75,419
496 * Visteon Corp 77,788
486 Winnebago Industries, Inc 28,042
2,131 *,e Workhorse Group, Inc 2,834
343 * XPEL, Inc 23,307
TOTAL AUTOMOBILES & COMPONENTS 12,911,687
BANKS - 3 .4%
254 1st Source Corp 10,960
95 ACNB Corp 3,092
197 Amalgamated Financial Corp 3,485
442 Amerant Bancorp Inc 9,618
127 American National Bankshares, Inc 4,026
1,222 Ameris Bancorp 44,701
199 Arrow Financial Corp 4,957
2,719 Associated Banc-Corp 48,888
1,279 Atlantic Union Bankshares Corp 44,829
945 * Axos Financial, Inc 34,889
697 Banc of California, Inc 8,733
446 Bancfirst Corp 37,063
117 e Bank First Corp 8,609
120,056 Bank of America Corp 3,433,602
861 e Bank of Hawaii Corp 44,841
174 Bank of Marin Bancorp 3,809
1,235 Bank of NT Butterfield & Son Ltd 33,345
2,233 Bank OZK 76,369
1,737 BankUnited 39,221
511 Banner Corp 27,783
219 Bar Harbor Bankshares 5,793

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
148 Baycom Corp $ 2,528
174 BCB Bancorp, Inc 2,285
641 Berkshire Hills Bancorp, Inc 16,063
298 * Blue Foundry Bancorp 2,837
235 Blue Ridge Bankshares, Inc 2,397
717 BOK Financial Corp 60,522
385 * Bridgewater Bancshares, Inc 4,173
1,258 Brookline Bancorp, Inc 13,209
324 Business First Bancshares, Inc 5,550
231 Byline Bancorp, Inc 4,994
3,491 Cadence BanCorp 72,473
59 Cambridge Bancorp 3,824
238 Camden National Corp 8,613
693 Capital Bancorp, Inc 11,532
156 Capital City Bank Group, Inc 4,572
2,332 Capitol Federal Financial 15,694
292 Capstar Financial Holdings, Inc 4,424
641 * Carter Bankshares, Inc 8,974
1,220 Cathay General Bancorp 42,114
470 Central Pacific Financial Corp 8,413
33,111 Citigroup, Inc 1,552,575
167 Citizens & Northern Corp 3,570
8,682 Citizens Financial Group, Inc 263,672
236 City Holding Co 21,448
157 Civista Bancshares, Inc 2,650
226 CNB Financial Corp 4,339
415 * Coastal Financial Corp 14,944
163 Colony Bankcorp Inc 1,663
3,230 Columbia Banking System, Inc 69,187
599 * Columbia Financial, Inc 10,950
2,351 Comerica, Inc 102,080
1,958 Commerce Bancshares, Inc 114,249
1,009 Community Bank System, Inc 52,962
238 Community Trust Bancorp, Inc 9,032
422 ConnectOne Bancorp, Inc 7,461
858 * CrossFirst Bankshares, Inc 8,992
1,101 Cullen/Frost Bankers, Inc 115,979
438 * Customers Bancorp, Inc 8,112
2,357 CVB Financial Corp 39,315
611 Dime Community Bancshares, Inc 13,882
638 Eagle Bancorp, Inc 21,354
2,453 East West Bancorp, Inc 136,141
2,652 Eastern Bankshares, Inc 33,468
375 Enact Holdings, Inc 8,572
147 Enterprise Bancorp, Inc 4,625
424 Enterprise Financial Services Corp 18,906
161 Equity Bancshares, Inc 3,924
105 Esquire Financial Holdings, Inc 4,105
1,785 Essent Group Ltd 71,489
193 e Farmers & Merchants Bancorp, Inc 4,694
378 Farmers National Banc Corp 4,778
560 FB Financial Corp 17,405
139 Federal Agricultural Mortgage Corp (FAMC) 18,513
11,764 Fifth Third Bancorp 313,393
335 *,e Finance Of America Cos, Inc 415
202 Financial Institutions, Inc 3,895
3,399 First Bancorp 38,817
440 First Bancorp 15,629
162 First Bancorp, Inc 4,194
201 First Bancshares, Inc 5,192
354 First Bank 3,575

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
586 First Busey Corp $ 11,919
87 First Business Financial Services, Inc 2,654
219 First Citizens Bancshares, Inc (Class A) 213,109
1,371 First Commonwealth Financial Corp 17,042
242 First Community Bancshares, Inc 6,062
1,705 First Financial Bancorp 37,118
2,288 First Financial Bankshares, Inc 72,987
14 First Financial Corp 525
445 First Foundation, Inc 3,315
106 e First Guaranty Bancshares, Inc 1,661
2,293 First Hawaiian, Inc 47,305
9,020 First Horizon National Corp 160,376
85 First Internet Bancorp 1,415
1,459 First Interstate Bancsystem, Inc 43,566
960 First Merchants Corp 31,632
93 First Mid-Illinois Bancshares, Inc 2,531
321 First of Long Island Corp 4,333
2,292 e First Republic Bank 32,065
170 * First Western Financial, Inc 3,366
177 Five Star Bancorp 3,777
358 Flushing Financial Corp 5,331
5,298 FNB Corp 61,457
2,673 Fulton Financial Corp 36,941
158 * FVCBankcorp, Inc 1,683
325 German American Bancorp, Inc 10,845
1,648 Glacier Bancorp, Inc 69,232
26 Great Southern Bancorp, Inc 1,318
132 Greene County Bancorp, Inc 2,994
28 Guaranty Bancshares, Inc 780
1,685 Hancock Whitney Corp 61,334
484 Hanmi Financial Corp 8,988
1,147 HarborOne Northeast Bancorp, Inc 13,993
429 Heartland Financial USA, Inc 16,456
1,217 Heritage Commerce Corp 10,138
460 Heritage Financial Corp 9,844
1,168 Hilltop Holdings, Inc 34,655
22 e Hingham Institution for Savings 5,136
89 Home Bancorp, Inc 2,940
2,960 Home Bancshares, Inc 64,262
2,953 Home Point Capital, Inc 5,699
314 HomeStreet, Inc 5,649
265 HomeTrust Bancshares, Inc 6,516
1,956 Hope Bancorp, Inc 19,208
501 Horizon Bancorp 5,541
25,248 Huntington Bancshares, Inc 282,778
726 Independent Bank Corp 47,640
308 Independent Bank Corp 5,473
488 Independent Bank Group, Inc 22,619
843 International Bancshares Corp 36,097
164 John Marshall Bancorp, Inc 3,542
49,804 JPMorgan Chase & Co 6,489,959
2,079 Kearny Financial Corp 16,881
16,007 Keycorp 200,408
584 Lakeland Bancorp, Inc 9,134
525 Lakeland Financial Corp 32,886
485 Live Oak Bancshares, Inc 11,819
341 Luther Burbank Corp 3,233
3,024 M&T Bank Corp 361,580
400 Macatawa Bank Corp 4,088
226 Mercantile Bank Corp 6,911
232 Merchants Bancorp 6,041

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
753 Meta Financial Group, Inc $ 31,242
224 Metrocity Bankshares, Inc 3,828
101 * Metropolitan Bank Holding Corp 3,423
5,143 MGIC Investment Corp 69,019
129 Mid Penn Bancorp, Inc 3,304
324 Midland States Bancorp, Inc 6,940
169 MidWestOne Financial Group, Inc 4,127
1,135 * Mr Cooper Group, Inc 46,501
142 MVB Financial Corp 2,931
535 National Bank Holdings Corp 17,901
669 NBT Bancorp, Inc 22,552
9,844 New York Community Bancorp, Inc 88,990
140 * Nicolet Bankshares, Inc 8,827
1,272 * NMI Holdings, Inc 28,404
90 Northeast Bank 3,029
643 Northfield Bancorp, Inc 7,575
2,189 Northwest Bancshares, Inc 26,334
714 OceanFirst Financial Corp 13,195
596 OFG Bancorp 14,864
4,862 Old National Bancorp 70,110
432 Old Second Bancorp, Inc 6,074
249 Origin Bancorp, Inc 8,005
111 Orrstown Financial Services, Inc 2,204
1,405 Pacific Premier Bancorp, Inc 33,748
2,138 PacWest Bancorp 20,803
205 Park National Corp 24,307
126 Parke Bancorp, Inc 2,240
144 PCB Bancorp 2,087
259 Peapack Gladstone Financial Corp 7,672
399 PennyMac Financial Services, Inc 23,784
532 Peoples Bancorp, Inc 13,699
101 Peoples Financial Services Corp 4,378
1,330 Pinnacle Financial Partners, Inc 73,363
226 * Pioneer Bancorp, Inc 2,228
7,070 PNC Financial Services Group, Inc 898,597
1,252 Popular, Inc 71,877
188 Preferred Bank 10,304
586 Premier Financial Corp 12,148
169 Primis Financial Corp 1,627
1,690 Prosperity Bancshares, Inc 103,969
741 Provident Bancorp Inc 5,068
1,239 Provident Financial Services, Inc 23,764
190 QCR Holdings, Inc 8,343
2,506 Radian Group, Inc 55,383
104 RBB Bancorp 1,612
91 Red River Bancshares Inc 4,378
16,640 Regions Financial Corp 308,838
769 Renasant Corp 23,516
146 Republic Bancorp, Inc (Class A) 6,195
750 *,e Republic First Bancorp, Inc 1,020
2,233 *,e Rocket Cos, Inc 20,231
540 S&T Bancorp, Inc 16,983
495 Sandy Spring Bancorp, Inc 12,860
977 Seacoast Banking Corp of Florida 23,155
726 ServisFirst Bancshares, Inc 39,661
130 Shore Bancshares, Inc 1,856
192 Sierra Bancorp 3,306
1,550 Simmons First National Corp (Class A) 27,110
116 SmartFinancial, Inc 2,684
138 South Plains Financial Inc 2,955
1,456 South State Corp 103,755

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
101 * Southern First Bancshares, Inc $ 3,101
86 Southern Missouri Bancorp, Inc 3,217
432 Southside Bancshares, Inc 14,342
522 Stellar Bancorp, Inc 12,846
346 * Sterling Bancorp, Inc 1,958
421 Stock Yards Bancorp, Inc 23,214
164 Summit Financial Group, Inc 3,403
2,625 Synovus Financial Corp 80,929
932 * Texas Capital Bancshares, Inc 45,631
143 TFS Financial Corp 1,806
814 * The Bancorp, Inc 22,670
192 * Third Coast Bancshares, Inc 3,016
229 Tompkins Financial Corp 15,162
996 Towne Bank 26,543
618 Trico Bancshares 25,703
513 Triumph Bancorp, Inc 29,785
22,915 Truist Financial Corp 781,402
277 TrustCo Bank Corp NY 8,847
1,035 Trustmark Corp 25,565
685 UMB Financial Corp 39,538
1,802 United Bankshares, Inc 63,430
1,315 United Community Banks, Inc 36,978
364 Univest Financial Corp 8,641
23,030 US Bancorp 830,232
328 * USCB Financial Holdings, Inc 3,244
1,161 e UWM Holdings Corp 5,701
7,103 Valley National Bancorp 65,632
208 * Velocity Financial, Inc 1,878
1,054 Veritex Holdings, Inc 19,246
543 Walker & Dunlop, Inc 41,360
1,098 Washington Federal, Inc 33,072
232 Washington Trust Bancorp, Inc 8,041
384 Waterstone Financial, Inc 5,810
3,310 Webster Financial Corp 130,480
64,970 Wells Fargo & Co 2,428,579
875 WesBanco, Inc 26,863
239 West Bancorporation, Inc 4,367
533 Westamerica Bancorporation 23,612
1,643 Western Alliance Bancorp 58,392
886 Wintrust Financial Corp 64,634
1,054 WSFS Financial Corp 39,641
2,692 Zions Bancorporation 80,572
TOTAL BANKS 23,710,703
CAPITAL GOODS - 6 .5%
9,656 3M Co 1,014,942
2,034 A.O. Smith Corp 140,651
724 Aaon, Inc 70,004
511 * AAR Corp 27,875
600 Acuity Brands, Inc 109,638
1,058 Advanced Drainage Systems, Inc 89,094
2,396 Aecom Technology Corp 202,031
1,067 * Aerojet Rocketdyne Holdings, Inc 59,933
407 * Aerovironment, Inc 37,306
149 * AerSale Corp 2,566
1,087 AGCO Corp 146,962
1,858 Air Lease Corp 73,149
148 Alamo Group, Inc 27,256
620 Albany International Corp (Class A) 55,403
1,537 Allegion plc 164,044
197 Allied Motion Technologies, Inc 7,614

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,473 Allison Transmission Holdings, Inc $ 66,639
330 Alta Equipment Group, Inc 5,231
512 * Ameresco, Inc 25,201
254 * American Woodmark Corp 13,226
3,942 Ametek, Inc 572,891
2,835 * API Group Corp 63,731
438 Apogee Enterprises, Inc 18,944
567 Applied Industrial Technologies, Inc 80,588
2,056 * Archer Aviation, Inc 5,880
909 Arcosa, Inc 57,367
244 Argan, Inc 9,875
863 Armstrong World Industries, Inc 61,480
2,492 * Array Technologies, Inc 54,525
334 Astec Industries, Inc 13,778
2,547 * Astra Space, Inc 1,082
340 * Astronics Corp 4,542
748 * Atkore International Group, Inc 105,079
1,101 * Axon Enterprise, Inc 247,560
1,731 * AZEK Co, Inc 40,748
406 AZZ, Inc 16,743
1,051 * Babcock & Wilcox Enterprises, Inc 6,369
782 Barnes Group, Inc 31,499
1,050 * Beacon Roofing Supply, Inc 61,793
1,236 *,e Berkshire Grey, Inc 1,706
632 *,e Blink Charging Co 5,467
2,944 * Bloom Energy Corp 58,674
217 * Blue Bird Corp 4,433
166 * BlueLinx Holdings, Inc 11,281
9,343 * Boeing Co 1,984,734
597 Boise Cascade Co 37,760
287 Brookfield Business Corp 5,688
2,650 * Builders FirstSource, Inc 235,267
1,679 BWX Technologies, Inc 105,844
228 Cadre Holdings, Inc 4,911
351 e Caesarstone Sdot-Yam Ltd 1,450
862 Carlisle Cos, Inc 194,872
14,465 Carrier Global Corp 661,774
9,024 Caterpillar, Inc 2,065,052
4,222 *,e ChargePoint Holdings, Inc 44,204
624 * Chart Industries, Inc 78,250
337 * CIRCOR International, Inc 10,487
413 Columbus McKinnon Corp 15,347
575 Comfort Systems USA, Inc 83,927
708 * Concrete Pumping Holdings Inc 4,814
531 * Construction Partners Inc 14,305
836 * Core & Main, Inc 19,312
775 Crane Holdings Co 87,963
225 CSW Industrials, Inc 31,259
2,401 Cummins, Inc 573,551
722 Curtiss-Wright Corp 127,260
688 * Custom Truck One Source, Inc 4,672
1,272 *,e Decarbonization Plus Acquisition Corp 1,037
4,743 Deere & Co 1,958,290
4,600 *,e Desktop Metal, Inc 10,580
2,166 Donaldson Co, Inc 141,526
347 Douglas Dynamics, Inc 11,066
2,465 Dover Corp 374,532
160 * Ducommun, Inc 8,754
240 * DXP Enterprises, Inc 6,461
486 * Dycom Industries, Inc 45,514
6,748 Eaton Corp 1,156,202

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
916 EMCOR Group, Inc $ 148,932
10,025 Emerson Electric Co 873,579
318 Encore Wire Corp 58,935
738 * Energy Recovery, Inc 17,011
313 *,e Energy Vault Holdings, Inc 670
917 Enerpac Tool Group Corp 23,384
681 EnerSys 59,165
1,817 * Enovix Corp 27,091
330 EnPro Industries, Inc 34,284
752 Esab Corp 44,421
502 ESCO Technologies, Inc 47,916
1,410 *,e ESS Tech, Inc 1,960
1,875 * Evoqua Water Technologies Corp 93,225
9,626 Fastenal Co 519,226
494 * Fathom Digital Manufacturing C 268
1,130 Federal Signal Corp 61,257
2,325 Flowserve Corp 79,050
503 *,e Fluence Energy, Inc 10,186
2,528 * Fluor Corp 78,140
5,820 Fortive Corp 396,749
2,359 Fortune Brands Home & Security, Inc 138,544
719 Franklin Electric Co, Inc 67,658
426 *,e FTC Solar, Inc 959
6,671 *,e FuelCell Energy, Inc 19,012
1,000 * Gates Industrial Corp plc 13,890
608 GATX Corp 66,892
1,074 * Generac Holdings, Inc 116,003
4,181 General Dynamics Corp 954,146
18,715 General Electric Co 1,789,154
567 * Gibraltar Industries, Inc 27,500
187 Global Industrial Co 5,019
829 * GMS, Inc 47,991
368 Gorman-Rupp Co 9,200
2,901 Graco, Inc 211,802
2,996 GrafTech International Ltd 14,561
696 Granite Construction, Inc 28,592
890 * Great Lakes Dredge & Dock Corp 4,833
648 Greenbrier Cos, Inc 20,846
552 Griffon Corp 17,670
627 H&E Equipment Services, Inc 27,732
802 * Hayward Holdings, Inc 9,399
760 HEICO Corp 129,990
1,362 HEICO Corp (Class A) 185,096
6,158 * Heliogen, Inc 1,479
629 Helios Technologies, Inc 41,137
413 Herc Holdings, Inc 47,041
1,552 Hexcel Corp 105,924
1,406 Hillenbrand, Inc 66,827
1,910 * Hillman Solutions Corp 16,082
11,514 Honeywell International, Inc 2,200,556
6,541 Howmet Aerospace, Inc 277,142
933 Hubbell, Inc 227,008
699 * Hudson Technologies, Inc 6,102
625 Huntington Ingalls 129,388
622 * Hydrofarm Holdings Group, Inc 1,076
1,987 *,e Hyliion Holdings Corp 3,934
158 Hyster-Yale Materials Handling, Inc 7,883
1,271 IDEX Corp 293,639
137 * IES Holdings, Inc 5,903
5,320 Illinois Tool Works, Inc 1,295,154
6,510 Ingersoll Rand, Inc 378,752

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
289 Insteel Industries, Inc $ 8,040
1,554 ITT, Inc 134,110
1,086 * Janus International Group, Inc 10,708
1,178 * JELD-WEN Holding, Inc 14,913
486 John Bean Technologies Corp 53,115
11,905 Johnson Controls International plc 716,919
166 Kadant, Inc 34,614
670 Kaman Corp 15,316
172 Karat Packaging, Inc 2,293
1,307 Kennametal, Inc 36,047
1,903 * Kratos Defense & Security Solutions, Inc 25,652
3,305 L3Harris Technologies, Inc 648,573
87 * Lawson Products, Inc 3,955
580 Lennox International, Inc 145,742
954 Lincoln Electric Holdings, Inc 161,321
165 Lindsay Corp 24,936
3,977 Lockheed Martin Corp 1,880,047
478 Luxfer Holdings plc 8,078
539 * Manitowoc Co, Inc 9,212
2,129 * Markforged Holding Corp 2,041
4,005 Masco Corp 199,129
464 * Masonite International Corp 42,117
1,042 * Mastec, Inc 98,406
2,359 * Masterbrand, Inc 18,966
1,194 Maxar Technologies, Inc 60,966
379 McGrath RentCorp 35,364
3,697 MDU Resources Group, Inc 112,685
952 * Mercury Systems, Inc 48,666
2,986 * Microvast Holdings, Inc 3,703
971 * Middleby Corp 142,358
168 Miller Industries, Inc 5,939
941 *,e Momentus, Inc 550
629 Moog, Inc (Class A) 63,372
1,441 * MRC Global, Inc 14,007
779 MSC Industrial Direct Co (Class A) 65,436
883 Mueller Industries, Inc 64,883
2,381 Mueller Water Products, Inc (Class A) 33,191
301 * MYR Group, Inc 37,929
76 National Presto Industries, Inc 5,479
4,919 *,e Nikola Corp 5,952
995 Nordson Corp 221,149
2,499 Northrop Grumman Corp 1,153,838
149 * Northwest Pipe Co 4,653
1,637 * NOW, Inc 18,253
262 *,e NuScale Power Corp 2,382
224 * NV5 Global Inc 23,289
2,708 nVent Electric plc 116,282
44 Omega Flex, Inc 4,903
1,192 Oshkosh Corp 99,151
7,192 Otis Worldwide Corp 607,005
1,685 Owens Corning, Inc 161,423
8,604 PACCAR, Inc 629,813
291 Park Aerospace Corp 3,914
2,182 Parker-Hannifin Corp 733,392
328 * Parsons Corp 14,675
2,996 Pentair plc 165,589
763 * PGT Innovations, Inc 19,159
8,759 *,e Plug Power, Inc 102,655
263 Powell Industries, Inc 11,201
51 Preformed Line Products Co 6,530
729 Primoris Services Corp 17,977

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
509 * Proto Labs, Inc $ 16,873
492 Quanex Building Products Corp 10,593
2,443 Quanta Services, Inc 407,102
25,394 Raytheon Technologies Corp 2,486,834
477 * RBC Bearings, Inc 111,012
1,177 Regal-Beloit Corp 165,639
2,451 * Resideo Technologies, Inc 44,804
562 REV Group, Inc 6,738
3,361 *,e Rocket Lab USA, Inc 13,578
2,003 Rockwell Automation, Inc 587,780
691 Rush Enterprises, Inc (Class A) 37,729
144 Rush Enterprises, Inc (Class B) 8,624
1,319 * Sarcos Technology and Robotics Corp 626
2,806 Sensata Technologies Holding plc 140,356
2,118 * Shoals Technologies Group, Inc 48,269
514 Shyft Group, Inc 11,694
842 Simpson Manufacturing Co, Inc 92,317
727 * SiteOne Landscape Supply, Inc 99,504
878 Snap-On, Inc 216,769
1,891 Spirit Aerosystems Holdings, Inc (Class A) 65,296
647 * SPX Technologies, Inc 45,665
195 Standex International Corp 23,876
2,609 Stanley Black & Decker, Inc 210,233
2,463 *,e Stem, Inc 13,965
394 * Sterling Construction Co, Inc 14,925
3,438 * Sunrun, Inc 69,276
268 Tennant Co 18,366
939 Terex Corp 45,429
550 Textainer Group Holdings Ltd 17,661
3,692 Textron, Inc 260,766
509 * Thermon Group Holdings 12,684
1,188 Timken Co 97,083
638 * Titan International, Inc 6,686
282 * Titan Machinery, Inc 8,587
1,833 Toro Co 203,756
559 * TPI Composites, Inc 7,295
4,007 Trane Technologies plc 737,208
121 * Transcat Inc 10,816
882 TransDigm Group, Inc 650,078
2,052 * Trex Co, Inc 99,871
1,374 Trinity Industries, Inc 33,471
930 Triton International Ltd 58,795
1,063 * Triumph Group, Inc 12,320
585 * Tutor Perini Corp 3,609
1,160 UFP Industries, Inc 92,185
1,205 United Rentals, Inc 476,891
2,797 * Univar Solutions Inc 97,979
345 Valmont Industries, Inc 110,152
156 * Vectrus, Inc 6,196
251 Veritiv Corp 33,920
5,197 Vertiv Holdings Co 74,369
339 * Vicor Corp 15,913
2,116 *,e View, Inc 1,058
3,817 * Virgin Galactic Holdings, Inc 15,459
756 W.W. Grainger, Inc 520,740
918 Wabash National Corp 22,574
593 Watsco, Inc 188,669
522 Watts Water Technologies, Inc (Class A) 87,863
763 WESCO International, Inc 117,914
3,014 Westinghouse Air Brake Technologies Corp 304,595
3,797 * WillScot Mobile Mini Holdings Corp 178,003

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,032 Woodward Inc $ 100,486
883 *,e Xos, Inc 464
3,161 Xylem, Inc 330,957
2,011 Zurn Water Solutions Corp 42,955
TOTAL CAPITAL GOODS 44,734,293
COMMERCIAL & PROFESSIONAL SERVICES - 1 .1%
1,238 ABM Industries, Inc 55,636
1,696 ACCO Brands Corp 9,023
1,880 * ACV Auctions, Inc 24,271
5,275 * Alight, Inc 48,583
271 Aris Water Solution, Inc 2,111
918 * ASGN Inc 75,891
110 Barrett Business Services, Inc 9,750
2,259 Booz Allen Hamilton Holding Co 209,387
949 Brady Corp (Class A) 50,990
329 * BrightView Holdings, Inc 1,849
834 Brink's Co 55,711
409 * CACI International, Inc (Class A) 121,179
801 * Casella Waste Systems, Inc (Class A) 66,211
778 * CBIZ, Inc 38,503
270 * Cimpress plc 11,831
1,494 Cintas Corp 691,244
7,903 * Clarivate Analytics plc 74,209
819 * Clean Harbors, Inc 116,757
7,282 * Copart, Inc 547,679
2,056 * CoreCivic, Inc 18,915
6,753 * CoStar Group, Inc 464,944
128 CRA International, Inc 13,801
754 Deluxe Corp 12,064
633 * Driven Brands Holdings, Inc 19,186
3,839 Dun & Bradstreet Holdings, Inc 45,070
394 Ennis, Inc 8,309
2,072 Equifax, Inc 420,284
944 Exponent, Inc 94,107
598 * First Advantage Corp 8,348
178 * Forrester Research, Inc 5,758
148 * Franklin Covey Co 5,694
620 * FTI Consulting, Inc 122,357
2,553 *,e Geo Group, Inc 20,143
1,393 * Harsco Corp 9,514
1,153 Healthcare Services Group 15,992
286 Heidrick & Struggles International, Inc 8,683
247 * Heritage-Crystal Clean, Inc 8,796
1,168 Herman Miller, Inc 23,886
271 * HireRight Holdings Corp 2,875
682 HNI Corp 18,987
334 * Huron Consulting Group, Inc 26,844
282 ICF International, Inc 30,935
674 Insperity, Inc 81,925
961 Interface, Inc 7,803
2,208 Jacobs Solutions, Inc 259,462
2,200 * KAR Auction Services, Inc 30,096
2,207 KBR, Inc 121,495
481 Kelly Services, Inc (Class A) 7,980
366 Kforce, Inc 23,146
577 Kimball International, Inc (Class B) 7,155
1,048 Korn/Ferry International 54,224
1,550 * Legalzoom.com, Inc 14,539
2,347 Leidos Holdings, Inc 216,065
2,072 *,e Li-Cycle Holdings Corp 11,665

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
931 Manpower, Inc $ 76,835
491 Matthews International Corp (Class A) 17,705
361 * Montrose Environmental Group, Inc 12,877
663 MSA Safety, Inc 88,511
2,896 Pitney Bowes, Inc 11,265
2,398 * Planet Labs PBC 9,424
175 * Red Violet, Inc 3,080
3,488 Republic Services, Inc 471,647
514 Resources Connection, Inc 8,769
1,238 Ritchie Bros Auctioneers, Inc 69,687
1,790 Robert Half International, Inc 144,220
4,005 Rollins, Inc 150,308
997 Science Applications International Corp 107,138
1,429 *,e Skillsoft Corp 2,858
269 * SP Plus Corp 9,224
2,088 * Spire Global, Inc 1,395
1,776 Steelcase, Inc (Class A) 14,954
1,556 * Stericycle, Inc 67,857
321 * Sterling Check Corp 3,579
940 Tetra Tech, Inc 138,095
3,332 TransUnion 207,050
686 * TriNet Group, Inc 55,298
645 * TrueBlue, Inc 11,481
237 Unifirst Corp 41,767
1,953 * Upwork, Inc 22,108
2,653 Verisk Analytics, Inc 509,005
440 * Viad Corp 9,170
134 VSE Corp 6,017
7,077 Waste Management, Inc 1,154,754
116 * Willdan Group, Inc 1,812
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,879,752
CONSUMER DURABLES & APPAREL - 1 .3%
707 Acushnet Holdings Corp 36,015
1,510 *,e Allbirds, Inc 1,812
1,083 *,e AMMO, Inc 2,134
1,301 Brunswick Corp 106,682
2,097 * Callaway Golf Co 45,337
2,137 * Capri Holdings Ltd 100,439
750 Carter's, Inc 53,940
132 * Cavco Industries, Inc 41,942
608 Century Communities, Inc 38,863
307 Clarus Corp 2,901
604 Columbia Sportswear Co 54,505
1,086 * Crocs, Inc 137,314
473 * Deckers Outdoor Corp 212,637
5,459 DR Horton, Inc 533,290
197 *,e Dream Finders Homes, Inc 2,610
562 Ermenegildo Zegna Holditalia S.p.A 7,666
327 Ethan Allen Interiors, Inc 8,979
730 * Fossil Group, Inc 2,336
2,599 * Garmin Ltd 262,291
682 * G-III Apparel Group Ltd 10,605
1,998 * GoPro, Inc 10,050
578 * Green Brick Partners, Inc 20,265
6,162 Hanesbrands, Inc 32,412
2,241 Hasbro, Inc 120,319
444 * Helen of Troy Ltd 42,255
81 * Hovnanian Enterprises, Inc 5,495
379 Installed Building Products, Inc 43,217
443 * iRobot Corp 19,333

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
75 Johnson Outdoors, Inc $ 4,726
1,402 KB Home 56,332
811 Kontoor Brands, Inc 39,244
706 * Latham Group, Inc 2,019
696 La-Z-Boy, Inc 20,240
2,404 Leggett & Platt, Inc 76,640
4,373 Lennar Corp (Class A) 459,646
224 Lennar Corp (Class B) 20,005
353 * LGI Homes, Inc 40,253
163 Lifetime Brands, Inc 958
223 * Lovesac Co 6,445
1,910 * Lululemon Athletica, Inc 695,603
301 * M/I Homes, Inc 18,990
287 * Malibu Boats, Inc 16,201
156 Marine Products Corp 2,058
295 * MasterCraft Boat Holdings, Inc 8,977
6,094 * Mattel, Inc 112,191
1,086 MDC Holdings, Inc 42,213
529 Meritage Homes Corp 61,766
918 * Mohawk Industries, Inc 92,002
227 Movado Group, Inc 6,531
6,518 Newell Brands Inc 81,084
20,906 Nike, Inc (Class B) 2,563,912
52 * NVR, Inc 289,754
276 Oxford Industries, Inc 29,143
4,992 * Peloton Interactive, Inc 56,609
356 *,e PLBY Group, Inc 705
987 Polaris Inc 109,192
3,872 Pulte Homes, Inc 225,660
795 *,e Purple Innovation, Inc 2,099
1,126 PVH Corp 100,394
809 Ralph Lauren Corp 94,386
200 Rocky Brands, Inc 4,614
2,405 * Skechers U.S.A., Inc (Class A) 114,286
966 * Skyline Champion Corp 72,672
840 Smith & Wesson Brands, Inc 10,340
235 *,e Snap One Holdings Corp 2,197
2,102 * Sonos, Inc 41,241
1,383 Steven Madden Ltd 49,788
272 Sturm Ruger & Co, Inc 15,624
133 Superior Uniform Group, Inc 1,047
4,436 Tapestry, Inc 191,236
1,558 * Taylor Morrison Home Corp 59,609
3,135 Tempur Sealy International, Inc 123,801
2,005 Toll Brothers, Inc 120,360
563 * TopBuild Corp 117,183
194 * Traeger, Inc 797
1,429 * TRI Pointe Homes, Inc 36,182
917 * Tupperware Brands Corp 2,293
3,425 * Under Armour, Inc (Class A) 32,503
3,626 * Under Armour, Inc (Class C) 30,930
226 * Unifi, Inc 1,846
217 * Universal Electronics, Inc 2,200
5,645 VF Corp 129,327
3,117 * Vinco Ventures, Inc 1,001
1,021 * Vista Outdoor, Inc 28,292
1,116 * Vizio Holding Corp 10,245
1,031 *,e Vuzix Corp 4,268
945 Whirlpool Corp 124,759
1,465 Wolverine World Wide, Inc 24,978

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
1,421 * YETI Holdings, Inc $ 56,840
TOTAL CONSUMER DURABLES & APPAREL 8,702,081
CONSUMER SERVICES - 2 .4%
1,177 * 2U, Inc 8,062
700 * Accel Entertainment, Inc 6,377
2,833 ADT, Inc 20,483
799 * Adtalem Global Education, Inc 30,857
6,622 * Airbnb, Inc 823,777
325 * American Public Education, Inc 1,761
4,054 ARAMARK Holdings Corp 145,133
631 * Bally's Corp 12,317
2,116 * Beachbody Co, Inc 1,020
17 * Biglari Holdings, Inc (B Shares) 2,876
356 * BJ's Restaurants, Inc 10,374
1,539 Bloomin' Brands, Inc 39,475
275 Bluegreen Vacations Holding Corp 7,530
678 * Booking Holdings, Inc 1,798,334
333 * Bowlero Corp 5,644
1,079 Boyd Gaming Corp 69,185
1,041 * Bright Horizons Family Solutions 80,147
763 * Brinker International, Inc 28,994
3,464 * Caesars Entertainment, Inc 169,078
15,965 *,e Carnival Corp 162,045
234 Carriage Services, Inc 7,142
520 * Century Casinos, Inc 3,812
702 e Cheesecake Factory 24,605
2,349 * Chegg, Inc 38,289
476 * Chipotle Mexican Grill, Inc (Class A) 813,146
632 Choice Hotels International, Inc 74,064
630 Churchill Downs, Inc 161,942
247 * Chuy's Holdings, Inc 8,855
1,836 * Coursera, Inc 21,151
463 e Cracker Barrel Old Country Store, Inc 52,597
2,144 Darden Restaurants, Inc 332,663
792 * Dave & Buster's Entertainment, Inc 29,138
1,168 * Denny's Corp 13,035
266 Dine Brands Global Inc. 17,992
616 Domino's Pizza, Inc 203,200
5,623 * DraftKings, Inc 108,861
384 * Duolingo, Inc 54,755
302 El Pollo Loco Holdings, Inc 2,896
281 European Wax Center, Inc 5,339
1,316 * Everi Holdings, Inc 22,569
2,487 * Expedia Group, Inc 241,314
645 * F45 Training Holdings, Inc 748
1,596 * frontdoor, Inc 44,496
682 * Full House Resorts, Inc 4,931
229 * Golden Entertainment, Inc 9,964
58 Graham Holdings Co 34,559
572 * Grand Canyon Education, Inc 65,151
2,834 H&R Block, Inc 99,898
1,409 * Hilton Grand Vacations, Inc 62,602
4,713 Hilton Worldwide Holdings, Inc 663,920
738 * Hyatt Hotels Corp 82,501
357 * Inspired Entertainment, Inc 4,566
1,684 International Game Technology plc 45,131
431 Jack in the Box, Inc 37,751
1,311 e Krispy Kreme, Inc 20,386
89 *,e Kura Sushi USA, Inc 5,860
5,701 * Las Vegas Sands Corp 327,522

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
1,806 Laureate Education, Inc $ 21,239
619 * Life Time Group Holdings, Inc 9,879
464 *,e Lindblad Expeditions Holdings, Inc 4,436
4,635 Marriott International, Inc (Class A) 769,595
676 Marriott Vacations Worldwide Corp 91,165
12,582 McDonald's Corp 3,518,053
5,405 MGM Resorts International 240,090
844 *,e Mister Car Wash, Inc 7,275
173 Monarch Casino & Resort, Inc 12,828
251 * NEOGAMES S.A. 3,815
911 * Nerdy, Inc 3,808
621 * Noodles & Co 3,012
6,767 * Norwegian Cruise Line Holdings Ltd 91,016
353 * ONE Group Hospitality, Inc 2,859
1,026 * OneSpaWorld Holdings Ltd 12,302
565 Papa John's International, Inc 42,335
2,733 * Penn National Gaming, Inc 81,061
1,137 * Perdoceo Education Corp 15,270
1,475 * Planet Fitness, Inc 114,563
290 * Portillo's, Inc 6,197
682 * PowerSchool Holdings, Inc 13,517
142 RCI Hospitality Holdings, Inc 11,100
924 Red Rock Resorts, Inc 41,183
1,530 * Rover Group, Inc 6,931
3,693 * Royal Caribbean Cruises Ltd 241,153
822 * Rush Street Interactive, Inc 2,556
473 Ruth's Hospitality Group Inc 7,767
1,620 * Scientific Games Corp (Class A) 97,281
764 * SeaWorld Entertainment, Inc 46,841
2,651 Service Corp International 182,336
596 * Shake Shack, Inc 33,072
1,370 * Six Flags Entertainment Corp 36,593
19,556 Starbucks Corp 2,036,366
403 Strategic Education, Inc 36,201
644 * Stride, Inc 25,277
1,443 * Sweetgreen, Inc 11,313
877 * Target Hospitality Corp 11,524
1,209 Texas Roadhouse, Inc (Class A) 130,645
1,336 Travel & Leisure Co 52,371
1,149 * Udemy, Inc 10,146
434 * Universal Technical Institute, Inc 3,203
718 * Vacasa, Inc 691
707 Vail Resorts, Inc 165,212
2,954 Wendy's 64,338
513 Wingstop, Inc 94,177
881 * WW International Inc 3,630
1,610 Wyndham Hotels & Resorts, Inc 109,239
1,791 * Wynn Resorts Ltd 200,431
268 * Xponential Fitness, Inc 8,145
4,878 Yum! Brands, Inc 644,286
TOTAL CONSUMER SERVICES 16,549,143
DIVERSIFIED FINANCIALS - 5 .1%
125 AFC Gamma, Inc 1,520
741 Affiliated Managers Group, Inc 105,533
8,788 AGNC Investment Corp 88,583
243 Alerus Financial Corp 3,900
5,358 Ally Financial, Inc 136,575
288 A-Mark Precious Metals, Inc 9,979
10,302 American Express Co 1,699,315
1,886 Ameriprise Financial, Inc 578,059

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
253 Angel Oak Mortgage, Inc $ 1,847
6,894 Annaly Capital Management, Inc 131,744
2,943 Apollo Commercial Real Estate Finance, Inc 27,399
7,866 Apollo Global Management, Inc 496,817
2,387 Arbor Realty Trust, Inc 27,427
645 Ares Commercial Real Estate Corp 5,863
2,484 Ares Management Corp 207,265
1,405 ARMOUR Residential REIT, Inc 7,376
870 Artisan Partners Asset Management, Inc 27,823
253 * Assetmark Financial Holdings, Inc 7,957
86 Associated Capital Group, Inc 3,178
123 * Atlanticus Holdings Corp 3,337
274 e B. Riley Financial, Inc 7,779
1,049 *,e Bakkt Holdings, Inc 1,804
461 Banco Latinoamericano de Exportaciones S.A. (Class E) 8,012
12,740 Bank of New York Mellon Corp 578,906
30,844 * Berkshire Hathaway, Inc (Class B) 9,523,702
5,076 BGC Partners, Inc (Class A) 26,547
2,533 BlackRock, Inc 1,694,881
2,460 Blackstone Mortgage Trust, Inc 43,911
11,989 Blackstone, Inc 1,053,114
637 * Blucora, Inc 16,766
6,708 Blue Owl Capital, Inc 74,325
642 Brightsphere Investment Group, Inc 15,138
1,289 BrightSpire Capital, Inc 7,605
2,136 Broadmark Realty Capital, Inc 10,039
1,450 * Cannae Holdings, Inc 29,261
6,537 Capital One Financial Corp 628,598
3,299 Carlyle Group, Inc 102,467
1,907 CBOE Global Markets, Inc 255,996
25,846 Charles Schwab Corp 1,353,813
152 Chicago Atlantic Real Estate Finance, Inc 2,053
3,066 Chimera Investment Corp 17,292
1,435 Claros Mortgage Trust, Inc 16,718
6,134 CME Group, Inc 1,174,784
461 Cohen & Steers, Inc 29,486
2,786 * Coinbase Global, Inc 188,250
797 e Compass Diversified Trust 15,207
326 * Consumer Portfolio Services, Inc 3,485
125 * Credit Acceptance Corp 54,505
312 Curo Group Holdings Corp 540
49 Diamond Hill Investment Group, Inc 8,064
4,688 Discover Financial Services 463,362
461 * Donnelley Financial Solutions, Inc 18,836
258 Dynex Capital, Inc 3,127
718 Ellington Financial Inc 8,767
502 * Encore Capital Group, Inc 25,326
629 * Enova International, Inc 27,946
6,316 Equitable Holdings, Inc 160,363
638 Evercore Inc 73,612
796 * Ezcorp, Inc (Class A) 6,846
649 Factset Research Systems, Inc 269,393
1,485 Federated Investors, Inc (Class B) 59,608
737 FirstCash Holdings, Inc 70,288
877 * Focus Financial Partners, Inc 45,490
1,010 Franklin BSP Realty Trust, Inc 12,049
4,751 Franklin Resources, Inc 127,992
257 GCM Grosvenor, Inc 2,007
5,655 Goldman Sachs Group, Inc 1,849,807
938 Granite Point Mortgage Trust, Inc 4,652
905 * Green Dot Corp 15,548

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
562 Hamilton Lane, Inc $ 41,577
1,349 Hannon Armstrong Sustainable Infrastructure Capital, Inc 38,581
796 Houlihan Lokey, Inc 69,642
1,485 Interactive Brokers Group, Inc (Class A) 122,602
9,472 Intercontinental Exchange Group, Inc 987,835
6,004 Invesco Ltd 98,466
366 Invesco Mortgage Capital, Inc 4,059
1,210 Jackson Financial, Inc 45,266
2,653 Janus Henderson Group plc 70,676
3,680 Jefferies Financial Group, Inc 116,803
9,592 KKR & Co, Inc 503,772
648 KKR Real Estate Finance Trust, Inc 7,381
1,766 Ladder Capital Corp 16,689
1,898 Lazard Ltd (Class A) 62,843
1,618 * LendingClub Corp 11,666
196 * LendingTree, Inc 5,225
1,384 LPL Financial Holdings, Inc 280,122
644 MarketAxess Holdings, Inc 251,991
2,131 MFA Financial, Inc 21,140
877 Moelis & Co 33,712
9,671 * Moneylion, Inc 5,491
2,777 Moody's Corp 849,818
21,416 Morgan Stanley 1,880,325
392 Morningstar, Inc 79,588
1,370 MSCI, Inc (Class A) 766,775
6,030 Nasdaq Inc 329,660
2,376 Navient Corp 37,992
212 Nelnet, Inc (Class A) 19,481
410 * NerdWallet, Inc 6,634
6,918 New Residential Investment Corp 55,344
1,613 New York Mortgage Trust, Inc 16,065
131 Nexpoint Real Estate Finance, Inc 2,053
3,378 Northern Trust Corp 297,703
1,689 OneMain Holdings, Inc 62,628
1,687 * Open Lending Corp 11,876
147 Oppenheimer Holdings, Inc 5,755
402 Orchid Island Capital, Inc 4,313
1,723 PennyMac Mortgage Investment Trust 21,245
904 Perella Weinberg Partners 8,226
273 Piper Jaffray Cos 37,841
397 PJT Partners, Inc 28,659
719 * PRA Group, Inc 28,012
1,236 * PROG Holdings, Inc 29,404
3,182 Raymond James Financial, Inc 296,785
933 Ready Capital Corp 9,489
1,612 Redwood Trust, Inc 10,865
143 Regional Management Corp 3,731
9,264 * Robinhood Markets, Inc 89,953
5,618 S&P Global, Inc 1,936,918
375 Sculptor Capital Management, Inc 3,229
1,969 SEI Investments Co 113,316
184 Silvercrest Asset Management Group, Inc 3,345
5,094 SLM Corp 63,115
13,472 * SoFi Technologies, Inc 81,775
5,018 Starwood Property Trust, Inc 88,768
6,089 State Street Corp 460,876
809 StepStone Group, Inc 19,634
1,929 Stifel Financial Corp 113,985
241 * StoneX Group, Inc 24,951
8,289 Synchrony Financial 241,044
3,897 T Rowe Price Group, Inc 439,971

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
867 TPG RE Finance Trust, Inc $ 6,294
1,734 Tradeweb Markets, Inc 137,021
1,156 Two Harbors Investment Corp 17,005
1,255 *,e Upstart Holdings, Inc 19,942
84 Victory Capital Holdings, Inc 2,459
1,409 Virtu Financial, Inc 26,630
115 Virtus Investment Partners, Inc 21,895
433 Vitesse Energy, Inc 8,240
1,868 Voya Financial, Inc 133,487
1,867 WisdomTree Investments, Inc 10,941
90 * World Acceptance Corp 7,496
TOTAL DIVERSIFIED FINANCIALS 35,527,660
ENERGY - 4 .6%
736 *,e Aemetis, Inc 1,708
1,288 * Alto Ingredients, Inc 1,932
256 e Altus Midstream Co 8,013
704 * Amplify Energy Corp 4,836
5,480 Antero Midstream Corp 57,485
4,860 * Antero Resources Corp 112,217
5,407 APA Corp 194,976
243 Arch Resources, Inc 31,945
2,039 Archrock, Inc 19,921
667 Ardmore Shipping Corp 9,918
15,987 Baker Hughes Co 461,385
1,892 Berry Petroleum Co LLC 14,852
1,179 Bonanza Creek Energy, Inc 80,573
3,138 * Borr Drilling Ltd 23,786
351 * Bristow Group, Inc 7,862
13,290 Cabot Oil & Gas Corp 326,137
845 Cactus, Inc 34,839
1,253 California Resources Corp 48,241
691 * Callon Petroleum Co 23,107
243 * Centrus Energy Corp 7,825
3,416 ChampionX Corp 92,676
4,218 Cheniere Energy, Inc 664,757
2,106 Chesapeake Energy Corp 160,140
33,281 Chevron Corp 5,430,128
2,877 * Clean Energy Fuels Corp 12,544
3,514 * CNX Resources Corp 56,294
1,500 Comstock Resources Inc 16,185
21,349 ConocoPhillips 2,118,034
621 CONSOL Energy, Inc 36,186
500 e Crescent Energy, Inc 5,655
583 CVR Energy, Inc 19,111
1,373 Delek US Holdings, Inc 31,510
850 * Denbury, Inc 74,486
11,298 Devon Energy Corp 571,792
2,136 DHT Holdings, Inc 23,090
1,800 * Diamond Offshore Drilling, Inc 21,672
3,040 Diamondback Energy, Inc 410,917
333 * DMC Global, Inc 7,316
395 Dorian LPG Ltd 7,876
582 * Dril-Quip, Inc 16,698
1,673 DT Midstream, Inc 82,596
625 * Earthstone Energy, Inc 8,131
156 *,e Empire Petroleum Corp 1,936
2,496 *,e Energy Fuels, Inc 13,928
446 Enviva, Inc 12,880
10,053 EOG Resources, Inc 1,152,375
6,200 EQT Corp 197,842

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
7,406 Equitrans Midstream Corp $ 42,807
275 Excelerate Energy, Inc 6,089
70,837 d Exxon Mobil Corp 7,767,985
408 FLEX LNG Ltd 13,701
1,226 * Frank's International NV 22,509
2,068 Frontline plc 34,246
3,883 *,e Gevo, Inc 5,980
1,788 * Golar LNG Ltd 38,621
842 * Green Plains Inc 26,094
179 * Gulfport Energy Operating Corp 14,320
15,566 Halliburton Co 492,508
2,257 * Helix Energy Solutions Group, Inc 17,469
1,863 Helmerich & Payne, Inc 66,602
4,862 Hess Corp 643,437
2,656 HF Sinclair Corp 128,497
110 HighPeak Energy, Inc 2,530
685 International Seaways, Inc 28,551
33,654 Kinder Morgan, Inc 589,282
7,467 * Kosmos Energy Ltd 55,554
279 * Laredo Petroleum, Inc 12,706
2,207 Liberty Oilfield Services, Inc 28,272
2,448 Magnolia Oil & Gas Corp 53,562
11,233 Marathon Oil Corp 269,143
8,041 Marathon Petroleum Corp 1,084,168
1,952 Matador Resources Co 93,013
2,520 Murphy Oil Corp 93,190
146 * Nabors Industries Ltd 17,799
75 Nacco Industries, Inc (Class A) 2,705
725 * National Energy Services Reunited Corp 3,814
790 New Fortress Energy, Inc 23,250
2,497 * Newpark Resources, Inc 9,613
555 * NextDecade Corp 2,758
2,774 * NexTier Oilfield Solutions, Inc 22,053
946 * Noble Corp plc 37,339
3,490 Nordic American Tankers Ltd 13,820
757 e Northern Oil and Gas, Inc 22,975
6,945 NOV, Inc 128,552
666 Oasis Petroleum, Inc 89,644
13,752 Occidental Petroleum Corp 858,537
1,532 * Oceaneering International, Inc 27,009
1,209 * Oil States International, Inc 10,071
7,705 ONEOK, Inc 489,576
4,162 Ovintiv, Inc 150,165
677 * Par Pacific Holdings, Inc 19,768
3,410 Patterson-UTI Energy, Inc 39,897
1,705 PBF Energy, Inc 73,929
1,550 PDC Energy, Inc 99,479
1,975 * Peabody Energy Corp 50,560
238 Penn Virginia Corp 9,720
3,118 Permian Resources Corp 32,739
8,021 Phillips 66 813,169
4,035 Pioneer Natural Resources Co 824,108
1,367 * ProPetro Holding Corp 9,829
4,359 Range Resources Corp 115,383
276 * Rex American Resources Corp 7,891
151 Riley Exploration Permian, Inc 5,747
1,348 *,e Ring Energy, Inc 2,561
1,202 RPC, Inc 9,243
532 * SandRidge Energy, Inc 7,666
24,237 Schlumberger Ltd 1,190,037
828 Scorpio Tankers, Inc 46,625

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
988 Select Energy Services, Inc $ 6,876
1,567 SFL Corp Ltd 14,887
185 * SilverBow Resources, Inc 4,227
1,070 Sitio Royalties Corp 24,182
1,884 SM Energy Co 53,053
678 Solaris Oilfield Infrastructure, Inc 5,790
18,509 * Southwestern Energy Co 92,545
1,013 * Talos Energy, Inc 15,033
3,944 Targa Resources Investments, Inc 287,715
1,069 * Teekay Corp 6,606
376 * Teekay Tankers Ltd 16,142
8,487 *,e Tellurian, Inc 10,439
2,062 * Tetra Technologies, Inc 5,464
101 Texas Pacific Land Corp 171,803
854 * Tidewater, Inc 37,644
4,698 * Uranium Energy Corp 13,530
3,859 * Ur-Energy, Inc 4,091
1,387 * US Silica Holdings, Inc 16,561
1,000 Vaalco Energy, Inc 4,530
993 * Valaris Ltd 64,605
6,745 Valero Energy Corp 941,602
916 *,e Vertex Energy, Inc 9,050
2,083 * W&T Offshore, Inc 10,582
1,187 * Weatherford International Ltd 70,448
21,047 Williams Cos, Inc 628,463
1,068 World Fuel Services Corp 27,287
TOTAL ENERGY 32,160,335
FOOD & STAPLES RETAILING - 1 .4%
2,725 Albertsons Cos, Inc 56,625
418 Andersons, Inc 17,272
2,336 * BJ's Wholesale Club Holdings, Inc 177,700
618 Casey's General Stores, Inc 133,772
515 * Chefs' Warehouse Holdings, Inc 17,536
7,552 Costco Wholesale Corp 3,752,362
1,460 * Grocery Outlet Holding Corp 41,260
626 * HF Foods Group Inc 2,454
213 Ingles Markets, Inc (Class A) 18,893
11,258 Kroger Co 555,807
286 Natural Grocers by Vitamin C 3,361
2,651 * Performance Food Group Co 159,961
385 Pricesmart, Inc 27,520
862 *,e Rite Aid Corp 1,931
584 SpartanNash Co 14,483
2,100 * Sprouts Farmers Market, Inc 73,563
8,505 SYSCO Corp 656,841
943 * United Natural Foods, Inc 24,848
3,868 * US Foods Holding Corp 142,884
127 Village Super Market (Class A) 2,906
12,281 Walgreens Boots Alliance, Inc 424,677
24,527 Walmart, Inc 3,616,506
218 Weis Markets, Inc 18,458
TOTAL FOOD & STAPLES RETAILING 9,941,620
FOOD, BEVERAGE & TOBACCO - 3 .3%
2,739 *,e 22nd Century Group, Inc 2,106
31,003 Altria Group, Inc 1,383,354
9,610 Archer-Daniels-Midland Co 765,533
1,190 B&G Foods, Inc (Class A) 18,481
2,859 *,e Benson Hill, Inc 3,288
980 * Beyond Meat, Inc 15,905

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
157 * Boston Beer Co, Inc (Class A) $ 51,606
349 *,e BRC, Inc 1,794
711 Brown-Forman Corp (Class A) 46,350
3,077 Brown-Forman Corp (Class B) 197,759
2,310 Bunge Ltd 220,651
345 Calavo Growers, Inc 9,926
486 Cal-Maine Foods, Inc 29,593
3,182 Campbell Soup Co 174,946
918 * Celsius Holdings, Inc 85,319
66,470 Coca-Cola Co 4,123,134
72 Coca-Cola Consolidated Inc 38,526
8,273 ConAgra Brands, Inc 310,734
2,607 Constellation Brands, Inc (Class A) 588,895
2,764 * Darling International, Inc 161,418
454 * Duckhorn Portfolio, Inc 7,219
2,984 Flowers Foods, Inc 81,791
499 Fresh Del Monte Produce, Inc 15,025
752 * Freshpet, Inc 49,775
10,142 General Mills, Inc 866,735
1,593 * Hain Celestial Group, Inc 27,320
2,519 Hershey Co 640,859
4,724 Hormel Foods Corp 188,393
2,702 * Hostess Brands, Inc 67,226
1,093 Ingredion, Inc 111,191
277 J&J Snack Foods Corp 41,057
1,843 J.M. Smucker Co 290,033
199 John B. Sanfilippo & Son, Inc 19,287
4,228 Kellogg Co 283,107
14,082 Keurig Dr Pepper, Inc 496,813
11,401 Kraft Heinz Co 440,877
2,489 Lamb Weston Holdings, Inc 260,150
364 Lancaster Colony Corp 73,848
4,238 McCormick & Co, Inc 352,644
203 MGP Ingredients, Inc 19,634
422 * Mission Produce, Inc 4,688
3,002 Molson Coors Brewing Co (Class B) 155,143
23,604 Mondelez International, Inc 1,645,671
12,926 * Monster Beverage Corp 698,133
366 * National Beverage Corp 19,296
23,580 PepsiCo, Inc 4,298,634
26,494 Philip Morris International, Inc 2,576,541
908 * Pilgrim's Pride Corp 21,047
1,006 * Post Holdings, Inc 90,409
2,638 Primo Water Corp 40,493
4 Seaboard Corp 15,080
134 * Seneca Foods Corp 7,004
1,484 * Simply Good Foods Co 59,019
339 * Sovos Brands, Inc 5,655
1,555 * SunOpta, Inc 11,973
692 *,e Tattooed Chef, Inc 983
437 Tootsie Roll Industries, Inc 19,613
964 * TreeHouse Foods, Inc 48,615
190 Turning Point Brands, Inc 3,990
4,889 Tyson Foods, Inc (Class A) 290,015
619 Universal Corp 32,739
803 Utz Brands, Inc 13,225
2,682 Vector Group Ltd 32,211
622 *,e Vintage Wine Estates, Inc 666
454 * Vita Coco Co, Inc 8,907
420 * Vital Farms, Inc 6,426

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
486 * Whole Earth Brands, Inc $ 1,244
TOTAL FOOD, BEVERAGE & TOBACCO 22,669,722
HEALTH CARE EQUIPMENT & SERVICES - 5 .8%
29,266 Abbott Laboratories 2,963,475
1,593 * Acadia Healthcare Co, Inc 115,094
1,237 * Accolade, Inc 17,788
1,314 * AdaptHealth Corp 16,333
230 * Addus HomeCare Corp 24,555
317 *,e Agiliti, Inc 5,066
3,127 *,e agilon health, Inc 74,266
1,350 * Align Technology, Inc 451,089
1,430 * Alignment Healthcare, Inc 9,095
1,508 * Allscripts Healthcare Solutions, Inc 19,679
996 * Alphatec Holdings Inc 15,538
577 * Amedisys, Inc 42,438
3,954 * American Well Corp 9,331
2,642 AmerisourceBergen Corp 423,011
782 * AMN Healthcare Services, Inc 64,875
563 * Angiodynamics, Inc 5,821
640 * Apollo Medical Holdings, Inc 23,341
673 * AtriCure, Inc 27,896
27 Atrion Corp 16,954
725 * Avanos Medical, Inc 21,561
7,021 * Aveanna Healthcare Holdings, Inc 7,302
560 * AxoGen, Inc 5,292
738 * Axonics Modulation Technologies, Inc 40,265
8,643 Baxter International, Inc 350,560
4,857 Becton Dickinson & Co 1,202,302
571 * BioLife Solutions Inc 12,419
24,123 * Boston Scientific Corp 1,206,874
2,873 * Brookdale Senior Living, Inc 8,475
4,314 *,e Butterfly Network, Inc 8,110
4,682 Cardinal Health, Inc 353,491
501 * Cardiovascular Systems, Inc 9,950
1,100 *,e CareMax, Inc 2,937
373 * Castle Biosciences, Inc 8,475
9,754 * Centene Corp 616,550
1,866 * Certara, Inc 44,989
2,819 * Cerus Corp 8,372
261 Chemed Corp 140,353
5,124 Cigna Corp 1,309,336
12,033 *,e Clover Health Investments Corp 10,169
2,138 * Community Health Systems, Inc 10,476
168 * Computer Programs & Systems, Inc 5,074
422 Conmed Corp 43,829
852 Cooper Cos, Inc 318,103
163 * Corvel Corp 31,016
544 * Cross Country Healthcare, Inc 12,142
480 * CryoLife, Inc 6,288
3,017 * Cue Health, Inc 5,491
279 * Cutera, Inc 6,590
22,386 CVS Health Corp 1,663,504
1,050 * DaVita, Inc 85,165
485 * Definitive Healthcare Corp 5,010
3,750 Dentsply Sirona, Inc 147,300
6,648 * Dexcom, Inc 772,365
1,250 * DocGo, Inc 10,812
1,826 * Doximity, Inc 59,126
10,588 * Edwards Lifesciences Corp 875,945
4,115 Elevance Health, Inc 1,892,118

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
985 Embecta Corp $ 27,698
1,608 Encompass Health Corp 86,993
804 * Enhabit, Inc 11,184
653 * Enovis Corp 34,929
981 Ensign Group, Inc 93,725
2,830 * Envista Holdings Corp 115,690
1,279 * Evolent Health, Inc 41,504
2,133 * Figs, Inc 13,203
350 * Fulgent Genetics, Inc 10,927
6,238 * GE HealthCare Technologies, Inc 511,703
710 * Glaukos Corp 35,571
1,419 * Globus Medical, Inc 80,372
1,657 * Guardant Health, Inc 38,840
886 * Haemonetics Corp 73,316
3,749 HCA Healthcare, Inc 988,536
737 * Health Catalyst, Inc 8,601
1,338 * HealthEquity, Inc 78,554
399 * HealthStream, Inc 10,813
2,395 * Henry Schein, Inc 195,288
136 * Heska Corp 13,276
2,089 * Hims & Hers Health, Inc 20,723
4,216 * Hologic, Inc 340,231
2,157 Humana, Inc 1,047,137
362 * ICU Medical, Inc 59,716
1,434 * IDEXX Laboratories, Inc 717,115
779 * Inari Medical, Inc 48,095
200 * Innovage Holding Corp 1,596
301 * Inogen, Inc 3,756
465 * Inspire Medical Systems, Inc 108,843
1,159 * Insulet Corp 369,675
572 * Integer Holding Corp 44,330
1,378 * Integra LifeSciences Holdings Corp 79,111
6,117 * Intuitive Surgical, Inc 1,562,710
96 iRadimed Corp 3,778
477 * iRhythm Technologies, Inc 59,162
229 * Joint Corp 3,854
1,591 Laboratory Corp of America Holdings 365,007
1,098 * Lantheus Holdings, Inc 90,651
236 LeMaitre Vascular, Inc 12,147
1,192 *,e LifeStance Health Group, Inc 8,857
892 * LivaNova plc 38,873
849 * Masimo Corp 156,674
2,448 McKesson Corp 871,610
1,431 * MEDNAX, Inc 21,336
22,814 Medtronic plc 1,839,265
985 * Merit Medical Systems, Inc 72,841
49 Mesa Laboratories, Inc 8,562
199 * ModivCare, Inc 16,732
1,000 * Molina Healthcare, Inc 267,490
6,230 * Multiplan Corp 6,604
734 *,e Nano-X Imaging Ltd 4,235
173 National Healthcare Corp 10,046
208 National Research Corp 9,050
3,187 * Neogen Corp 59,023
613 * Nevro Corp 22,160
818 * NextGen Healthcare, Inc 14,241
1,767 * Novocure Ltd 106,267
7,450 * Nutex Health, Inc 7,524
959 * NuVasive, Inc 39,616
1,981 * Oak Street Health, Inc 76,625
758 * Omnicell, Inc 44,472

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
3,847 * Oncology Institute, Inc $ 2,608
8,804 *,e Opko Health, Inc 12,854
366 * OptimizeRx Corp 5,355
2,403 * Option Care Health, Inc 76,343
1,144 * OraSure Technologies, Inc 6,921
473 * Orthofix Medical Inc 7,923
333 * OrthoPediatrics Corp 14,749
742 * Outset Medical, Inc 13,653
1,223 * Owens & Minor, Inc 17,795
525 * P3 Health Partners, Inc 556
724 * Paragon 28, Inc 12,359
1,530 Patterson Cos, Inc 40,958
524 * Pennant Group, Inc 7,483
597 * Penumbra, Inc 166,378
419 * PetIQ, Inc 4,793
771 * Phreesia, Inc 24,896
2,070 Premier, Inc 67,006
682 * Privia Health Group, Inc 18,830
399 * PROCEPT BioRobotics Corp 11,332
1,110 *,† Progenics Pharmaceuticals, Inc 0
1,198 * Progyny, Inc 38,480
2,372 * Project Roadrunner Parent, Inc 35,580
1,215 * Pulmonx Corp 13,584
2,014 Quest Diagnostics, Inc 284,941
828 * QuidelOrtho Corp 73,766
689 * RadNet, Inc 17,246
2,482 Resmed, Inc 543,533
375 * RxSight, Inc 6,255
896 * Schrodinger, Inc 23,592
1,678 Select Medical Holdings Corp 43,376
3,285 * Sema4 Holdings Corp 1,199
7,206 *,e Senseonics Holdings, Inc 5,116
5,090 * Sharecare, Inc 7,228
594 * Shockwave Medical Inc 128,797
442 * SI-BONE, Inc 8,694
421 * Sight Sciences, Inc 3,680
548 * Silk Road Medical Inc 21,443
227 Simulations Plus, Inc 9,974
793 * Staar Surgical Co 50,712
1,629 STERIS plc 311,595
6,017 Stryker Corp 1,717,673
608 * Surgery Partners, Inc 20,958
300 * SurModics, Inc 6,834
280 * Tactile Systems Technology, Inc 4,598
1,069 * Tandem Diabetes Care, Inc 43,412
2,648 * Teladoc, Inc 68,583
818 Teleflex, Inc 207,208
1,754 * Tenet Healthcare Corp 104,223
436 * Transmedics Group, Inc 33,018
533 * Treace Medical Concepts, Inc 13,426
159 * UFP Technologies, Inc 20,645
15,972 UnitedHealth Group, Inc 7,548,207
1,148 Universal Health Services, Inc (Class B) 145,911
187 US Physical Therapy, Inc 18,309
80 Utah Medical Products, Inc 7,582
587 * Varex Imaging Corp 10,678
2,386 * Veeva Systems, Inc 438,523
4,258 * VG Acquisition Corp 9,708
908 * Vicarious Surgical, Inc 2,061
2,186 * ViewRay, Inc 7,564
3,636 Zimmer Biomet Holdings, Inc 469,771

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
374 * Zynex Inc $ 4,488
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,799,207
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
1,630 *,e Beauty Health Co 20,587
2,141 * BellRing Brands, Inc 72,794
160 * Central Garden & Pet Co 6,570
580 * Central Garden and Pet Co (Class A) 22,661
4,218 Church & Dwight Co, Inc 372,913
2,121 Clorox Co 335,627
14,130 Colgate-Palmolive Co 1,061,869
5,109 * Coty, Inc 61,615
893 Edgewell Personal Care Co 37,881
620 * elf Beauty, Inc 51,057
1,154 Energizer Holdings, Inc 40,044
3,921 Estee Lauder Cos (Class A) 966,370
1,810 * Herbalife Nutrition Ltd 29,141
1,244 * Honest Co, Inc 2,239
253 Inter Parfums, Inc 35,987
5,756 Kimberly-Clark Corp 772,570
188 Medifast, Inc 19,490
140 * Nature's Sunshine Products, Inc 1,429
938 Nu Skin Enterprises, Inc (Class A) 36,873
1,877 * Olaplex Holdings, Inc 8,015
40,607 Procter & Gamble Co 6,037,855
871 Reynolds Consumer Products, Inc 23,952
741 Spectrum Brands Holdings, Inc 49,069
180 * USANA Health Sciences, Inc 11,322
1,092 *,e Veru, Inc 1,267
266 WD-40 Co 47,361
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,126,558
INSURANCE - 2 .3%
10,641 Aflac, Inc 686,557
4,672 Allstate Corp 517,704
699 * AMBAC Financial Group, Inc 10,821
1,426 American Equity Investment Life Holding Co 52,035
1,177 American Financial Group, Inc 143,005
13,017 American International Group, Inc 655,536
299 Amerisafe, Inc 14,636
3,588 Aon plc 1,131,261
5,924 * Arch Capital Group Ltd 402,062
509 Argo Group International Holdings Ltd 14,909
3,438 Arthur J. Gallagher & Co 657,724
937 Assurant, Inc 112,506
1,117 Assured Guaranty Ltd 56,152
1,411 Axis Capital Holdings Ltd 76,928
1,215 * Brighthouse Financial, Inc 53,594
4,079 Brown & Brown, Inc 234,216
891 * BRP Group, Inc 22,685
7,062 Chubb Ltd 1,371,299
2,630 Cincinnati Financial Corp 294,770
261 CNA Financial Corp 10,187
1,716 Conseco, Inc 38,078
143 Donegal Group, Inc (Class A) 2,185
494 * eHealth, Inc 4,624
488 Employers Holdings, Inc 20,345
222 * Enstar Group Ltd 51,457
436 Erie Indemnity Co (Class A) 101,004
638 Everest Re Group Ltd 228,417
311 F&G Annuities & Life, Inc 5,635

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
4,587 Fidelity National Financial Inc $ 160,224
1,838 First American Financial Corp 102,303
8,098 * Genworth Financial, Inc (Class A) 40,652
1,640 Globe Life, Inc 180,433
286 * Goosehead Insurance, Inc 14,929
463 * Greenlight Capital Re Ltd (Class A) 4,348
667 Hanover Insurance Group, Inc 85,709
5,478 Hartford Financial Services Group, Inc 381,762
121 e HCI Group, Inc 6,486
370 *,e Hippo Holdings, Inc 6,005
637 Horace Mann Educators Corp 21,327
23 Investors Title Co 3,473
648 James River Group Holdings Ltd 13,381
1,193 Kemper Corp 65,209
347 Kinsale Capital Group, Inc 104,152
657 *,e Lemonade, Inc 9,369
3,077 Lincoln National Corp 69,140
3,399 Loews Corp 197,210
235 * Markel Corp 300,191
8,540 Marsh & McLennan Cos, Inc 1,422,337
1,028 * MBIA, Inc 9,519
429 Mercury General Corp 13,616
11,405 Metlife, Inc 660,806
35 National Western Life Group, Inc 8,492
158 * NI Holdings, Inc 2,054
5,018 Old Republic International Corp 125,299
1,998 * Oscar Health, Inc 13,067
391 * Palomar Holdings, Inc 21,583
727 Primerica, Inc 125,218
4,377 Principal Financial Group 325,299
820 ProAssurance Corp 15,154
9,964 Progressive Corp 1,425,450
6,486 Prudential Financial, Inc 536,652
1,153 Reinsurance Group of America, Inc (Class A) 153,072
759 RenaissanceRe Holdings Ltd 152,058
600 RLI Corp 79,746
157 *,e Root, Inc 708
1,227 * Ryan Specialty Group Holdings, Inc 49,374
227 Safety Insurance Group, Inc 16,916
1,030 Selective Insurance Group, Inc 98,190
2,285 * Selectquote, Inc 4,958
1,153 * SiriusPoint Ltd 9,374
351 Stewart Information Services Corp 14,163
433 Tiptree Inc 6,309
4,035 Travelers Cos, Inc 691,639
236 * Trean Insurance Group, Inc 1,444
628 * Trupanion, Inc 26,935
338 United Fire Group Inc 8,974
503 Universal Insurance Holdings, Inc 9,165
3,600 Unum Group 142,416
3,558 W.R. Berkley Corp 221,521
56 White Mountains Insurance Group Ltd 77,139
1,889 Willis Towers Watson plc 438,966
TOTAL INSURANCE 15,644,248
MATERIALS - 3 .0%
350 * 5E Advanced Materials, Inc 1,897
461 AdvanSix, Inc 17,642
3,788 Air Products & Chemicals, Inc 1,087,951
2,002 Albemarle Corp 442,522
3,014 Alcoa Corp 128,276

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
2,222 * Allegheny Technologies, Inc $ 87,680
298 Alpha Metallurgical Resources, Inc 46,488
25,996 Amcor plc 295,834
429 American Vanguard Corp 9,386
1,121 Aptargroup, Inc 132,491
1,763 * Arconic Corp 46,243
271 *,† Ardagh Group S.A. 2,764
1,615 Ardagh Metal Packaging S.A. 6,589
912 Ashland Global Holdings, Inc 93,672
340 * Aspen Aerogels, Inc 2,533
1,410 Avery Dennison Corp 252,291
1,490 Avient Corp 61,328
3,718 * Axalta Coating Systems Ltd 112,618
605 Balchem Corp 76,520
5,423 Ball Corp 298,862
2,133 Berry Global Group, Inc 125,634
953 Cabot Corp 73,038
799 Carpenter Technology Corp 35,763
1,854 Celanese Corp (Series A) 201,882
831 * Century Aluminum Co 8,310
3,412 CF Industries Holdings, Inc 247,336
111 Chase Corp 11,625
2,721 Chemours Co 81,467
261 * Clearwater Paper Corp 8,723
8,514 * Cleveland-Cliffs, Inc 156,062
4,597 * Coeur Mining, Inc 18,342
1,719 Commercial Metals Co 84,059
532 Compass Minerals International, Inc 18,242
1,802 * Constellium SE 27,535
12,399 Corteva, Inc 747,784
2,070 Crown Holdings, Inc 171,210
1,053 * Dakota Gold Corp 3,812
1,647 *,e Danimer Scientific, Inc 5,682
987 * Diversey Holdings Ltd 7,985
12,278 Dow, Inc 673,080
8,343 DuPont de Nemours, Inc 598,777
709 Eagle Materials, Inc 104,046
2,121 Eastman Chemical Co 178,885
4,252 Ecolab, Inc 703,834
3,499 Element Solutions, Inc 67,566
2,190 FMC Corp 267,465
24,699 Freeport-McMoRan, Inc (Class B) 1,010,436
400 FutureFuel Corp 2,952
13,535 * Ginkgo Bioworks Holdings, Inc 18,002
658 Glatfelter Corp 2,099
4,828 Graphic Packaging Holding Co 123,066
395 Greif, Inc (Class A) 25,031
87 Greif, Inc (Class B) 6,657
784 H.B. Fuller Co 53,665
284 Hawkins, Inc 12,434
193 Haynes International, Inc 9,667
9,435 Hecla Mining Co 59,724
3,508 Huntsman Corp 95,979
2,700 *,e Hycroft Mining Holding Corp 1,167
749 * Ingevity Corp 53,568
373 Innospec, Inc 38,296
4,277 International Flavors & Fragrances, Inc 393,313
6,161 International Paper Co 222,166
149 * Intrepid Potash, Inc 4,112
261 Kaiser Aluminum Corp 19,478
315 Koppers Holdings, Inc 11,016

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
357 Kronos Worldwide, Inc $ 3,288
8,499 Linde plc 3,020,885
2,677 * Livent Corp 58,144
1,348 Louisiana-Pacific Corp 73,075
542 * LSB Industries, Inc 5,599
4,354 LyondellBasell Industries NV 408,797
1,039 Martin Marietta Materials, Inc 368,907
300 Materion Corp 34,800
741 Minerals Technologies, Inc 44,771
6,067 Mosaic Co 278,354
1,500 * MP Materials Corp 42,285
371 Myers Industries, Inc 7,951
95 NewMarket Corp 34,673
13,641 Newmont Goldcorp Corp 668,682
3,868 * Novagold Resources Inc 24,059
4,434 Nucor Corp 684,920
2,868 * O-I Glass, Inc 65,132
2,380 Olin Corp 132,090
163 Olympic Steel, Inc 8,510
1,636 *,e Origin Materials, Inc 6,986
1,050 Orion Engineered Carbons SA 27,394
1,615 Packaging Corp of America 224,210
499 Pactiv Evergreen, Inc 3,992
1,935 * Perimeter Solutions S.A. 15,635
282 * Piedmont Lithium, Inc 16,934
632 * PolyMet Mining Corp 1,359
4,040 PPG Industries, Inc 539,663
868 * PQ Group Holdings, Inc 9,591
1,820 *,e PureCycle Technologies, Inc 12,740
201 Quaker Chemical Corp 39,788
376 e Ramaco Resources, Inc 3,313
564 * Ranpak Holdings Corp 2,944
877 * Rayonier Advanced Materials, Inc 5,499
1,022 Reliance Steel & Aluminum Co 262,388
1,158 Royal Gold, Inc 150,204
2,211 RPM International, Inc 192,888
272 Ryerson Holding Corp 9,895
421 Schnitzer Steel Industries, Inc (Class A) 13,093
1,019 Schweitzer-Mauduit International, Inc 21,878
716 Scotts Miracle-Gro Co (Class A) 49,934
2,582 Sealed Air Corp 118,540
804 Sensient Technologies Corp 61,554
4,089 Sherwin-Williams Co 919,085
1,204 Silgan Holdings, Inc 64,619
1,617 Sonoco Products Co 98,637
1,339 Southern Copper Corp 102,099
3,317 SSR Mining, Inc 50,153
2,909 Steel Dynamics, Inc 328,892
410 Stepan Co 42,242
2,029 * Summit Materials, Inc 57,806
1,010 SunCoke Energy, Inc 9,070
619 Sylvamo Corp 28,635
717 * TimkenSteel Corp 13,150
394 Tredegar Corp 3,597
716 Trimas Corp 19,948
733 Trinseo plc 15,283
1,767 Tronox Holdings plc 25,409
30 United States Lime & Minerals, Inc 4,581
4,076 United States Steel Corp 106,384
3,271 Valvoline, Inc 114,289
2,283 Vulcan Materials Co 391,671

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
816 Warrior Met Coal, Inc $ 29,955
559 Westlake Chemical Corp 64,833
4,393 WestRock Co 133,855
702 Worthington Industries, Inc 45,384
TOTAL MATERIALS 20,419,480
MEDIA & ENTERTAINMENT - 6 .5%
13,252 Activision Blizzard, Inc 1,134,239
988 * Advantage Solutions, Inc 1,561
102,876 * Alphabet, Inc (Class A) 10,671,327
90,080 * Alphabet, Inc (Class C) 9,368,320
3,867 * Altice USA, Inc 13,225
8,836 *,e AMC Entertainment Holdings, Inc 44,268
543 * AMC Networks, Inc 9,546
380 * Boston Omaha Corp 8,995
1,441 * Bumble, Inc 28,172
92 Cable One, Inc 64,584
544 *,e Cardlytics, Inc 1,847
1,657 * Cargurus, Inc 30,953
1,131 * Cars.com, Inc 21,828
1,896 * Charter Communications, Inc 678,029
2,021 * Cinemark Holdings, Inc 29,891
6,287 * Clear Channel 7,544
72,689 Comcast Corp (Class A) 2,755,640
315 * Cumulus Media Inc 1,162
17 * Daily Journal Corp 4,844
632 * DHI Group, Inc 2,452
4,043 * DISH Network Corp (Class A) 37,721
4,803 Electronic Arts, Inc 578,521
1,005 Entravision Communications Corp (Class A) 6,080
1,205 * Eventbrite Inc 10,339
249 * EverQuote Inc 3,461
916 * EW Scripps Co (Class A) 8,620
5,373 Fox Corp (Class A) 182,951
2,613 Fox Corp (Class B) 81,813
2,993 *,e fuboTV, Inc 3,622
2,328 * Gannett Co, Inc 4,353
1,547 Gray Television, Inc 13,490
1,354 * IAC 69,866
1,779 * iHeartMedia, Inc 6,938
902 * Imax Corp 17,300
556 * Integral Ad Science Holding Corp 7,934
6,397 Interpublic Group of Cos, Inc 238,224
693 John Wiley & Sons, Inc (Class A) 26,868
170 * Liberty Braves Group (Class A) 5,879
525 * Liberty Braves Group (Class C) 17,687
413 Liberty Broadband Corp (Class A) 33,916
2,140 * Liberty Broadband Corp (Class C) 174,838
398 * Liberty Media Group (Class A) 26,865
3,453 * Liberty Media Group (Class C) 258,388
1,463 * Liberty SiriusXM Group (Class A) 41,096
2,909 * Liberty SiriusXM Group (Class C) 81,423
786 * Lions Gate Entertainment Corp (Class A) 8,701
1,776 * Lions Gate Entertainment Corp (Class B) 18,435
2,523 * Live Nation, Inc 176,610
336 Madison Square Garden Co 65,470
496 * Madison Square Garden Entertainment Corp 29,299
2,210 * Magnite, Inc 20,465
294 e Marcus Corp 4,704
4,748 * Match Group, Inc 182,276
329 * MediaAlpha, Inc 4,928

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
38,341 * Meta Platforms, Inc $ 8,125,992
7,442 * Netflix, Inc 2,571,062
2,867 New York Times Co (Class A) 111,469
6,379 News Corp (Class A) 110,165
1,884 News Corp (Class B) 32,838
706 Nexstar Media Group Inc 121,898
3,500 Omnicom Group, Inc 330,190
692 * Outbrain, Inc 2,858
89 Paramount Global (Class A) 2,300
9,969 Paramount Global (Class B) 222,408
9,845 * Pinterest, Inc 268,473
1,390 * Playstudios, Inc 5,129
1,555 * Playtika Holding Corp 17,509
683 * PubMatic, Inc 9,439
1,085 * QuinStreet, Inc 17,219
378 * Reservoir Media, Inc 2,465
7,676 * ROBLOX Corp 345,266
2,026 * Roku, Inc 133,351
438 Scholastic Corp 14,988
862 Sinclair Broadcast Group, Inc (Class A) 14,792
12,646 e Sirius XM Holdings, Inc 50,205
11,042 * Skillz, Inc 6,550
2,335 * Spotify Technology S.A. 312,003
1,314 * Stagwell, Inc 9,750
2,757 * Take-Two Interactive Software, Inc 328,910
378 * TechTarget, Inc 13,653
3,517 TEGNA, Inc 59,472
380 * Thryv Holdings, Inc 8,763
1,758 * TripAdvisor, Inc 34,914
1,632 * TrueCar, Inc 3,754
2,350 * Vimeo, Inc 9,001
448 *,e Vivid Seats, Inc 3,418
31,095 * Walt Disney Co 3,113,542
39,844 * Warner Bros Discovery, Inc 601,644
736 * WideOpenWest, Inc 7,824
749 World Wrestling Entertainment, Inc (Class A) 68,354
1,209 * Yelp, Inc 37,116
795 * Ziff Davis Inc 62,050
1,228 * ZipRecruiter, Inc 19,574
4,577 * ZoomInfo Technologies, Inc 113,098
TOTAL MEDIA & ENTERTAINMENT 44,650,914
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .2%
1,510 * 10X Genomics, Inc 84,243
646 * 2seventy bio, Inc 6,589
684 * 4D Molecular Therapeutics, Inc 11,758
306 * Aadi Bioscience, Inc 2,215
30,138 AbbVie, Inc 4,803,093
3,422 * AbCellera Biologics, Inc 25,802
2,783 * Absci Corp 4,870
2,077 * Acadia Pharmaceuticals, Inc 39,089
997 * Aclaris Therapeutics, Inc 8,066
993 * Adagio Therapeutics, Inc 1,192
2,888 * Adaptive Biotechnologies Corp 25,501
441 *,e Adicet Bio, Inc 2,540
3,230 * ADMA Biologics, Inc 10,691
190 * Aerovate Therapeutics, Inc 3,832
1,962 * Affimed NV 1,463
6,443 * Agenus, Inc 9,793
5,154 Agilent Technologies, Inc 713,004
1,081 * Agios Pharmaceuticals, Inc 24,831

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
559 * Akero Therapeutics, Inc $ 21,387
144 * Akoya Biosciences, Inc 1,178
1,021 * Alector, Inc 6,320
2,871 * Alkermes plc 80,933
1,319 * Allogene Therapeutics, Inc 6,516
1,033 *,e Allovir, Inc 4,070
2,045 * Alnylam Pharmaceuticals, Inc 409,654
1,057 * Alpha Teknova, Inc 3,129
725 *,e Alpine Immune Sciences, Inc 5,597
1,052 * ALX Oncology Holdings, Inc 4,755
9,103 Amgen, Inc 2,200,650
4,499 * Amicus Therapeutics, Inc 49,894
2,013 * Amneal Pharmaceuticals, Inc 2,798
552 * Amphastar Pharmaceuticals, Inc 20,700
760 * Amylyx Pharmaceuticals, Inc 22,298
481 * AN2 Therapeutics, Inc 4,747
305 * AnaptysBio, Inc 6,637
1,126 *,e Anavex Life Sciences Corp 9,650
121 * ANI Pharmaceuticals, Inc 4,806
216 * Anika Therapeutics, Inc 6,204
1,504 * Apellis Pharmaceuticals, Inc 99,204
1,513 *,e Arbutus Biopharma Corp 4,584
503 * Arcellx, Inc 15,497
607 * Arcturus Therapeutics Holdings, Inc 14,550
799 * Arcus Biosciences, Inc 14,574
576 * Arcutis Biotherapeutics, Inc 6,336
1,723 * Arrowhead Pharmaceuticals Inc 43,764
937 * Arvinas, Inc 25,599
2,291 * Atara Biotherapeutics, Inc 6,644
1,067 * Atea Pharmaceuticals, Inc 3,574
550 * Athira Pharma, Inc 1,375
338 * Aura Biosciences, Inc 3,137
2,219 * Aurinia Pharmaceuticals, Inc 24,320
9,898 * Avantor, Inc 209,244
989 * Avid Bioservices, Inc 18,554
1,080 * Avidity Biosciences, Inc 16,578
533 *,e Axsome Therapeutics, Inc 32,875
1,068 * Beam Therapeutics, Inc 32,702
3,096 * Berkeley Lights, Inc 3,591
2,996 * BioCryst Pharmaceuticals, Inc 24,987
2,494 * Biogen, Inc 693,407
958 * Biohaven Ltd 13,086
3,188 * BioMarin Pharmaceutical, Inc 310,001
4,860 *,e Bionano Genomics, Inc 5,395
379 * Bio-Rad Laboratories, Inc (Class A) 181,549
2,628 Bio-Techne Corp 194,971
830 *,e Bioxcel Therapeutics Inc 15,488
1,786 * Bluebird Bio, Inc 5,679
1,085 * Blueprint Medicines Corp 48,814
2,146 * Bridgebio Pharma, Inc 35,581
36,319 Bristol-Myers Squibb Co 2,517,270
1,252 * Brooks Automation, Inc 55,864
1,736 Bruker BioSciences Corp 136,866
647 * C4 Therapeutics, Inc 2,032
679 * Cara Therapeutics, Inc 3,334
831 * CareDx, Inc 7,595
983 * Caribou Biosciences, Inc 5,220
656 *,e Cassava Sciences, Inc 15,823
2,958 * Catalent, Inc 194,370
2,132 * Catalyst Pharmaceuticals, Inc 35,349
777 * Celldex Therapeutics, Inc 27,956

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
3,361 * Celularity, Inc $ 2,083
397 * Century Therapeutics, Inc 1,378
887 * Cerevel Therapeutics Holdings, Inc 21,634
837 * Charles River Laboratories International, Inc 168,923
1,268 * Chimerix, Inc 1,598
854 * Chinook Therapeutics, Inc 19,770
970 * Codexis, Inc 4,016
1,087 * Cogent Biosciences, Inc 11,729
1,104 * Coherus Biosciences, Inc 7,551
773 * Collegium Pharmaceutical, Inc 18,544
1,611 * Corcept Therapeutics, Inc 34,894
899 * Crinetics Pharmaceuticals, Inc 14,438
670 * CryoPort, Inc 16,080
1,556 * CTI BioPharma Corp 6,535
427 * Cullinan Oncology, Inc 4,368
1,861 * Cytek Biosciences, Inc 17,103
1,352 * Cytokinetics, Inc 47,577
10,990 Danaher Corp 2,769,920
386 * Day One Biopharmaceuticals, Inc 5,161
610 * Deciphera Pharmaceuticals, Inc 9,424
1,553 * Denali Therapeutics, Inc 35,781
578 *,e Design Therapeutics, Inc 3,335
601 * DICE Therapeutics, Inc 17,219
1,903 * Dynavax Technologies Corp 18,668
549 * Dyne Therapeutics, Inc 6,324
122 * Eagle Pharmaceuticals, Inc 3,461
648 *,e Edgewise Therapeutics, Inc 4,322
1,580 * Editas Medicine, Inc 11,455
7,744 * Elanco Animal Health, Inc 72,794
14,377 Eli Lilly & Co 4,937,349
788 * Emergent Biosolutions, Inc 8,164
301 * Enanta Pharmaceuticals, Inc 12,172
3,473 *,e Enochian Biosciences Inc 3,178
3,398 * EQRx, Inc 6,592
1,213 * Erasca, Inc 3,651
533 * Evolus, Inc 4,509
2,917 * Exact Sciences Corp 197,802
5,221 * Exelixis, Inc 101,340
2,708 *,e EyePoint Pharmaceuticals, Inc 7,962
1,343 * Fate Therapeutics, Inc 7,655
1,457 * FibroGen, Inc 27,188
410 * Foghorn Therapeutics, Inc 2,542
1,213 * Fulcrum Therapeutics, Inc 3,457
744 * Generation Bio Co 3,199
6,579 * Geron Corp 14,276
21,416 Gilead Sciences, Inc 1,776,886
3,013 * GreenLight Biosciences Holdings PBC 1,303
2,341 * Halozyme Therapeutics, Inc 89,403
405 * Harmony Biosciences Holdings, Inc 13,223
2,898 * Heron Therapeutics, Inc 4,376
256 * HilleVax, Inc 4,232
3,709 * Horizon Therapeutics Plc 404,800
1,440 * Humacyte, Inc 4,450
735 *,e Icosavax, Inc 4,263
482 * Ideaya Biosciences, Inc 6,618
344 *,e IGM Biosciences, Inc 4,727
2,643 * Illumina, Inc 614,630
2,150 * ImmunityBio, Inc 3,913
3,250 * Immunogen, Inc 12,480
609 * Immunovant, Inc 9,446
3,159 * Incyte Corp 228,301

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
477 * Inhibrx, Inc $ 9,001
1,186 * Innoviva, Inc 13,342
5,855 * Inovio Pharmaceuticals, Inc 4,801
1,917 * Insmed, Inc 32,685
1,443 * Intellia Therapeutics, Inc 53,781
554 * Intercept Pharmaceuticals, Inc 7,440
1,517 * Intra-Cellular Therapies, Inc 82,146
2,335 * Ionis Pharmaceuticals, Inc 83,453
2,420 * Iovance Biotherapeutics, Inc 14,786
3,230 * IQVIA Holdings, Inc 642,415
2,421 * Ironwood Pharmaceuticals, Inc 25,469
343 * iTeos Therapeutics, Inc 4,668
2,273 * IVERIC bio, Inc 55,302
205 *,e Janux Therapeutics, Inc 2,480
1,000 * Jazz Pharmaceuticals plc 146,330
44,932 Johnson & Johnson 6,964,460
9,767 * Jounce Therapeutics, Inc 18,069
390 * KalVista Pharmaceuticals Inc 3,065
499 * Karuna Therapeutics, Inc 90,638
1,306 * Karyopharm Therapeutics, Inc 5,080
226 * Keros Therapeutics, Inc 9,650
1,049 * Kezar Life Sciences, Inc 3,283
561 * Kiniksa Pharmaceuticals Ltd 6,036
863 * Kinnate Biopharma, Inc 5,394
557 * Kodiak Sciences, Inc 3,453
3,600 * Kronos Bio, Inc 5,256
313 * Krystal Biotech Inc 25,059
1,038 * Kura Oncology, Inc 12,695
584 * Kymera Therapeutics, Inc 17,304
1,227 * Lexicon Pharmaceuticals, Inc 2,982
305 * Ligand Pharmaceuticals, Inc (Class B) 22,436
933 *,e Liquidia Corp 6,447
4,483 *,e Lyell Immunopharma, Inc 10,580
1,468 * MacroGenics, Inc 10,526
253 * Madrigal Pharmaceuticals, Inc 61,292
4,140 * MannKind Corp 16,974
1,760 * Maravai LifeSciences Holdings, Inc 24,658
1,600 * MaxCyte, Inc 7,920
494 * Medpace Holdings, Inc 92,897
2,224 * MeiraGTx Holdings plc 11,498
43,154 Merck & Co, Inc 4,591,154
1,159 * Mersana Therapeutics, Inc 4,763
386 * Mettler-Toledo International, Inc 590,661
1,942 * MiMedx Group, Inc 6,622
707 * Mirati Therapeutics, Inc 26,286
270 * Mirum Pharmaceuticals, Inc 6,485
5,772 * Moderna, Inc 886,464
579 * Monte Rosa Therapeutics, Inc 4,510
337 * Morphic Holding, Inc 12,685
1,296 * Myriad Genetics, Inc 30,106
1,492 * NanoString Technologies, Inc 14,771
1,592 * Natera, Inc 88,388
3,933 *,e Nautilus Biotechnology, Inc 10,894
3,021 * Nektar Therapeutics 2,123
1,811 * NeoGenomics, Inc 31,530
1,620 * Neurocrine Biosciences, Inc 163,976
653 * NGM Biopharmaceuticals Inc 2,664
1,017 * Nkarta, Inc 3,610
1,714 *,e Novavax, Inc 11,878
774 * Nurix Therapeutics, Inc 6,873
252 * Nuvalent, Inc 6,575

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
4,693 * Nuvation Bio, Inc $ 7,790
5,389 * Ocugen, Inc 4,597
1,191 * Ocular Therapeutix, Inc 6,277
115 *,† Omniab, Inc 0
115 *,† Omniab, Inc 0
1,494 * OmniAb, Inc 5,498
1,082 * Organogenesis Holdings Inc 2,305
4,364 Organon & Co 102,641
1,649 *,e Outlook Therapeutics, Inc 1,797
3,873 * Pacific Biosciences of California, Inc 44,849
686 * Pacira BioSciences Inc 27,996
7,070 * Pardes Biosciences, Inc 9,332
205 * PepGen, Inc 2,507
2,112 PerkinElmer, Inc 281,445
2,396 Perrigo Co plc 85,945
96,323 Pfizer, Inc 3,929,978
326 *,e Phathom Pharmaceuticals, Inc 2,328
293 Phibro Animal Health Corp 4,489
437 * PMV Pharmaceuticals, Inc 2,084
1,279 * Point Biopharma Global, Inc 9,298
590 *,e Praxis Precision Medicines, Inc 477
4,045 *,e Precigen, Inc 4,288
817 * Prestige Consumer Healthcare, Inc. 51,169
588 * Prometheus Biosciences, Inc 63,104
709 * Protagonist Therapeutics, Inc 16,307
594 * Prothena Corp plc 28,791
1,036 * Provention Bio, Inc 24,968
1,091 * PTC Therapeutics, Inc 52,848
3,971 * QIAGEN NV 182,388
537 * Quanterix Corp 6,052
4,583 * Quantum-Si, Inc 8,066
734 * Rallybio Corp 4,191
468 * RAPT Therapeutics, Inc 8,588
487 * Reata Pharmaceuticals, Inc 44,278
2,378 * Recursion Pharmaceuticals, Inc 15,861
1,760 * Regeneron Pharmaceuticals, Inc 1,446,139
696 * REGENXBIO, Inc 13,161
1,583 * Relay Therapeutics, Inc 26,072
488 * Relmada Therapeutics, Inc 1,103
918 * Repligen Corp 154,554
560 * Replimune Group, Inc 9,890
1,255 * Revance Therapeutics, Inc 40,424
1,273 * REVOLUTION Medicines, Inc 27,573
5,399 * Rigel Pharmaceuticals, Inc 7,127
870 * Rocket Pharmaceuticals, Inc 14,903
6,056 Royalty Pharma plc 218,198
944 * Sage Therapeutics, Inc 39,610
2,743 *,e Sana Biotechnology, Inc 8,970
3,885 * Sangamo Therapeutics Inc 6,838
1,378 * Sarepta Therapeutics, Inc 189,930
6,435 * Science 37 Holdings, Inc 1,812
2,306 * Seagen, Inc 466,896
1,737 * Seer, Inc 6,705
1,730 * Seres Therapeutics, Inc 9,809
842 SIGA Technologies, Inc 4,842
4,694 *,e Singular Genomics Systems, Inc 5,680
5,548 * SomaLogic, Inc 14,147
1,974 *,† Sorrento Therapeutics, Inc 14,859
1,436 * Sotera Health Co 25,719
574 * SpringWorks Therapeutics, Inc 14,775
622 * Stoke Therapeutics, Inc 5,181

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
725 * Supernus Pharmaceuticals, Inc $ 26,267
730 * Sutro Biopharma, Inc 3,373
747 * Syndax Pharmaceuticals, Inc 15,777
1,682 * Syneos Health, Inc 59,913
905 * Tango Therapeutics, Inc 3,575
356 * Tarsus Pharmaceuticals, Inc 4,475
2,971 *,e Tenaya Therapeutics, Inc 8,467
2,508 * TG Therapeutics, Inc 37,720
1,031 *,e Theravance Biopharma, Inc 11,186
6,677 Thermo Fisher Scientific, Inc 3,848,422
825 * Theseus Pharmaceuticals, Inc 7,326
940 * Travere Therapeutics, Inc 21,141
941 * Twist Bioscience Corp 14,190
356 *,e Tyra Biosciences, Inc 5,721
1,092 * Ultragenyx Pharmaceutical, Inc 43,789
751 * United Therapeutics Corp 168,194
819 * Vanda Pharmaceuticals, Inc 5,561
8,156 * Vaxart Inc 6,172
1,137 * Vaxcyte, Inc 42,615
19,573 *,e VBI Vaccines, Inc 5,931
383 * Ventyx Biosciences, Inc 12,831
147 * Vera Therapeutics, Inc 1,141
1,155 * Veracyte, Inc 25,757
796 * Vericel Corp 23,339
4,342 * Vertex Pharmaceuticals, Inc 1,368,034
855 * Verve Therapeutics, Inc 12,329
20,481 Viatris, Inc 197,027
1,193 * Vir Biotechnology, Inc 27,761
609 * Viridian Therapeutics, Inc 15,493
1,029 * Waters Corp 318,609
1,278 West Pharmaceutical Services, Inc 442,789
962 * Xencor, Inc 26,830
5,029 * Xeris Biopharma Holdings, Inc 8,197
616 * Y-mAbs Therapeutics, Inc 3,086
788 * Zentalis Pharmaceuticals, Inc 13,554
8,074 Zoetis, Inc 1,343,837
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 56,754,653
REAL ESTATE - 3 .1%
1,492 Acadia Realty Trust 20,813
1,175 Agree Realty Corp 80,617
1,021 Alexander & Baldwin, Inc 19,307
57 Alexander's, Inc 11,044
2,778 Alexandria Real Estate Equities, Inc 348,889
714 American Assets Trust, Inc 13,273
1,878 American Finance Trust, Inc 11,794
4,773 American Homes 4 Rent 150,111
7,902 American Tower Corp 1,614,695
4,437 Americold Realty Trust 126,233
2,744 Apartment Income REIT Corp 98,263
1,848 Apartment Investment and Management Co 14,211
4,063 Apple Hospitality REIT, Inc 63,058
1,769 Armada Hoffler Properties, Inc 20,892
888 * Ashford Hospitality Trust, Inc 2,850
2,397 AvalonBay Communities, Inc 402,840
53 * Bluerock Homes Trust, Inc 1,050
2,732 Boston Properties, Inc 147,856
1,429 BraeMar Hotels & Resorts, Inc 5,516
2,649 Brandywine Realty Trust 12,530
5,352 Brixmor Property Group, Inc 115,175
2,559 Broadstone Net Lease, Inc 43,529

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
572 Brt Realty Trust $ 11,280
1,599 Camden Property Trust 167,639
1,679 CareTrust REIT, Inc 32,875
493 CBL & Associates Properties, Inc 12,641
5,555 * CBRE Group, Inc 404,460
275 Centerspace 15,023
919 Chatham Lodging Trust 9,640
707 City Office REIT, Inc 4,878
588 Clipper Realty, Inc 3,375
544 Community Healthcare Trust, Inc 19,910
8,339 * Compass, Inc 26,935
2,132 Corporate Office Properties Trust 50,550
2,578 Cousins Properties, Inc 55,118
7,361 Crown Castle International Corp 985,196
273 CTO Realty Growth, Inc 4,712
3,658 CubeSmart 169,073
2,415 * Cushman & Wakefield plc 25,454
3,453 DiamondRock Hospitality Co 28,073
4,847 Digital Realty Trust, Inc 476,509
2,419 e DigitalBridge Group, Inc 29,004
15,695 Diversified Healthcare Trust 21,188
11,066 *,e Doma Holdings, Inc 4,509
1,341 Douglas Elliman, Inc 4,171
2,632 Douglas Emmett, Inc 32,453
1,427 Easterly Government Properties, Inc 19,607
673 EastGroup Properties, Inc 111,260
3,012 Empire State Realty Trust, Inc 19,548
1,375 EPR Properties 52,387
1,553 Equinix, Inc 1,119,775
1,868 Equity Commonwealth 38,686
3,060 Equity Lifestyle Properties, Inc 205,418
6,436 Equity Residential 386,160
1,947 Essential Properties Realty Trust, Inc 48,383
1,143 Essex Property Trust, Inc 239,047
1,235 e eXp World Holdings Inc 15,672
2,226 Extra Space Storage, Inc 362,682
729 Farmland Partners, Inc 7,800
1,347 Federal Realty Investment Trust 133,124
1,998 First Industrial Realty Trust, Inc 106,294
240 * Forestar Group, Inc 3,734
1,235 Four Corners Property Trust, Inc 33,172
1,621 Franklin Street Properties Corp 2,545
102 * FRP Holdings, Inc 5,904
3,874 Gaming and Leisure Properties, Inc 201,680
763 Getty Realty Corp 27,491
475 Gladstone Commercial Corp 5,999
687 Gladstone Land Corp 11,439
1,151 Global Medical REIT, Inc 10,486
1,848 Global Net Lease, Inc 23,765
6,024 Healthcare Realty Trust, Inc 116,444
9,296 Healthpeak Properties Inc 204,233
697 Hersha Hospitality Trust 4,684
1,796 Highwoods Properties, Inc 41,649
12,302 Host Hotels and Resorts, Inc 202,860
692 * Howard Hughes Corp 55,360
2,438 Hudson Pacific Properties 16,213
3,525 Independence Realty Trust, Inc 56,506
50 Indus Realty Trust, Inc 3,314
2,686 Industrial Logistics Properties Trust 8,246
439 Innovative Industrial Properties, Inc 33,360
1,002 InvenTrust Properties Corp 23,447

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
10,054 Invitation Homes, Inc $ 313,986
4,939 Iron Mountain, Inc 261,322
571 iStar, Inc 16,776
2,053 JBG SMITH Properties 30,918
843 * Jones Lang LaSalle, Inc 122,648
2,137 Kennedy-Wilson Holdings, Inc 35,453
1,970 Kilroy Realty Corp 63,828
10,503 Kimco Realty Corp 205,124
3,663 Kite Realty Group Trust 76,630
1,519 Lamar Advertising Co 151,733
5,428 Lexington Realty Trust 55,963
1,362 Life Storage, Inc 178,545
917 LTC Properties, Inc 32,214
3,615 Macerich Co 38,319
1,437 * Mack-Cali Realty Corp 21,038
406 Marcus & Millichap, Inc 13,037
9,560 Medical Properties Trust, Inc 78,583
1,928 Mid-America Apartment Communities, Inc 291,205
885 National Health Investors, Inc 45,648
3,390 National Retail Properties, Inc 149,668
1,216 National Storage Affiliates Trust 50,804
652 NETSTREIT Corp 11,919
2,520 Newmark Group, Inc 17,842
478 NexPoint Residential Trust, Inc 20,874
965 Office Properties Income Trust 11,869
3,987 Omega Healthcare Investors, Inc 109,284
254 One Liberty Properties, Inc 5,824
13,458 *,e Opendoor Technologies, Inc 23,686
1,512 Orion Office REIT, Inc 10,130
2,712 Outfront Media, Inc 44,016
3,099 Paramount Group, Inc 14,131
4,260 Park Hotels & Resorts, Inc 52,654
2,135 Pebblebrook Hotel Trust 29,975
1,776 Phillips Edison & Co, Inc 57,933
3,336 Physicians Realty Trust 49,806
2,219 Piedmont Office Realty Trust, Inc 16,199
445 Plymouth Industrial REIT, Inc 9,349
255 Postal Realty Trust, Inc 3,881
1,459 PotlatchDeltic Corp 72,220
15,794 Prologis, Inc 1,970,617
2,624 Public Storage, Inc 792,815
2,525 Rayonier, Inc 83,981
349 Re/Max Holdings, Inc 6,547
2,208 * Realogy Holdings Corp 11,658
10,335 Realty Income Corp 654,412
3,259 *,e Redfin Corp 29,527
2,945 Regency Centers Corp 180,175
2,533 Retail Opportunities Investment Corp 35,361
2,780 Rexford Industrial Realty, Inc 165,827
3,244 RLJ Lodging Trust 34,386
497 RMR Group, Inc 13,041
1,201 RPT Realty 11,422
875 Ryman Hospitality Properties 78,514
3,697 Sabra Healthcare REIT, Inc 42,516
370 Saul Centers, Inc 14,430
1,869 SBA Communications Corp 487,940
3,197 Service Properties Trust 31,842
5,663 Simon Property Group, Inc 634,086
2,580 SITE Centers Corp 31,682
1,292 SL Green Realty Corp 30,388
2,053 Spirit Realty Capital, Inc 81,792

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
747 St. Joe Co $ 31,083
2,713 STAG Industrial, Inc 91,754
163 * Star Holdings 2,835
152 Stratus Properties, Inc 3,040
2,137 Summit Hotel Properties, Inc 14,959
1,974 Sun Communities, Inc 278,097
4,344 Sunstone Hotel Investors, Inc 42,919
1,735 Tanger Factory Outlet Centers, Inc 34,058
268 * Tejon Ranch Co 4,896
1,413 Terreno Realty Corp 91,280
52 * Transcontinental Realty Investors, Inc 2,204
5,209 UDR, Inc 213,882
567 UMH Properties, Inc 8,386
3,661 Uniti Group, Inc 12,997
198 Universal Health Realty Income Trust 9,526
2,537 Urban Edge Properties 38,207
1,302 Urstadt Biddle Properties, Inc (Class A) 22,876
6,969 Ventas, Inc 302,106
16,059 VICI Properties, Inc 523,845
3,062 Vornado Realty Trust 47,063
1,848 Washington REIT 33,005
8,069 Welltower, Inc 578,467
12,934 d Weyerhaeuser Co 389,701
550 Whitestone REIT 5,060
3,203 WP Carey, Inc 248,072
2,302 d Xenia Hotels & Resorts, Inc 30,133
1,056 * Zillow Group, Inc (Class A) 46,147
2,878 * Zillow Group, Inc (Class C) 127,985
TOTAL REAL ESTATE 21,330,162
RETAILING - 5 .2%
426 * 1-800-FLOWERS.COM, Inc (Class A) 4,899
591 * 1stdibs.com, Inc 2,346
667 Aaron's Co, Inc 6,443
912 * Abercrombie & Fitch Co (Class A) 25,308
1,229 Academy Sports & Outdoors, Inc 80,192
1,052 Advance Auto Parts, Inc 127,934
152,167 * Amazon.com, Inc 15,717,329
2,547 American Eagle Outfitters, Inc 34,232
122 * America's Car-Mart, Inc 9,664
1,783 Arko Corp 15,138
346 * Asbury Automotive Group, Inc 72,660
671 * Autonation, Inc 90,156
333 * AutoZone, Inc 818,564
1,577 *,e BARK, Inc 2,287
4,095 Bath & Body Works, Inc 149,795
3,440 Best Buy Co, Inc 269,249
365 Big 5 Sporting Goods Corp 2,807
638 e Big Lots, Inc 6,992
455 * Boot Barn Holdings, Inc 34,871
526 Buckle, Inc 18,773
200 Build-A-Bear Workshop, Inc 4,648
1,130 * Burlington Stores, Inc 228,373
331 Caleres, Inc 7,159
670 Camping World Holdings, Inc 13,983
2,760 * CarMax, Inc 177,413
961 * CarParts.com, Inc 5,132
368 Cato Corp (Class A) 3,253
2,088 * Chico's FAS, Inc 11,484
288 * Children's Place, Inc 11,592
207 * Citi Trends, Inc 3,937

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
291 * Conn's, Inc $ 1,763
508 * Container Store Group, Inc 1,742
14,344 * ContextLogic, Inc 6,395
892 Designer Brands, Inc 7,796
919 * Destination XL Group, Inc 5,064
954 Dick's Sporting Goods, Inc 135,363
77 Dillard's, Inc (Class A) 23,691
3,897 Dollar General Corp 820,163
3,623 * Dollar Tree, Inc 520,082
4,249 * DoorDash, Inc 270,066
144 * Duluth Holdings, Inc 919
9,663 eBay, Inc 428,747
2,188 * Etsy, Inc 243,590
1,112 *,e EVgo, Inc 8,662
969 * Five Below, Inc 199,585
1,672 * Floor & Decor Holdings, Inc 164,224
1,404 Foot Locker, Inc 55,725
429 e Franchise Group, Inc 11,690
389 *,e Funko, Inc 3,668
4,552 *,e GameStop Corp (Class A) 104,787
3,094 Gap, Inc 31,064
127 * Genesco, Inc 4,684
2,363 Genuine Parts Co 395,353
228 Group 1 Automotive, Inc 51,624
354 *,e Groupon, Inc 1,490
934 * GrowGeneration Corp 3,194
194 Guess?, Inc 3,775
286 Haverty Furniture Cos, Inc 9,126
269 Hibbett Sports, Inc 15,866
17,601 Home Depot, Inc 5,194,407
2,193 Kohl's Corp 51,623
221 * Lands' End, Inc 2,148
2,409 * Leslie's, Inc 26,523
484 * Liquidity Services, Inc 6,374
472 Lithia Motors, Inc (Class A) 108,055
4,343 LKQ Corp 246,509
10,546 Lowe's Companies, Inc 2,108,884
442 * Lumber Liquidators, Inc 1,680
4,862 Macy's, Inc 85,036
389 * MarineMax, Inc 11,184
566 Monro Muffler, Inc 27,977
343 Murphy USA, Inc 88,511
1,406 * National Vision Holdings, Inc 26,489
1,826 Nordstrom, Inc 29,709
740 * ODP Corp 33,285
1,041 * Ollie's Bargain Outlet Holdings, Inc 60,316
180 *,e OneWater Marine, Inc 5,035
1,062 * O'Reilly Automotive, Inc 901,617
752 * Overstock.com, Inc 15,243
512 Penske Auto Group, Inc 72,607
1,122 * Petco Health & Wellness Co, Inc 10,098
306 PetMed Express, Inc 4,969
667 Pool Corp 228,407
1,517 * Quotient Technology, Inc 4,976
6,780 * Qurate Retail Group, Inc QVC Group 6,697
1,063 * Rent the Runway, Inc 3,030
941 Rent-A-Center, Inc 23,064
610 * Revolve Group, Inc 16,043
318 * RH 77,449
5,850 Ross Stores, Inc 620,860
2,062 * Sally Beauty Holdings, Inc 32,126

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
406 Shoe Carnival, Inc $ 10,414
366 Shutterstock, Inc 26,572
819 Signet Jewelers Ltd 63,702
441 * Sleep Number Corp 13,411
345 Sonic Automotive, Inc (Class A) 18,747
689 * Sportsman's Warehouse Holdings, Inc 5,843
1,508 * Stitch Fix Inc 7,706
7,871 Target Corp 1,303,674
1,347 *,e ThredUp, Inc 3,408
297 * Tilly's, Inc 2,290
19,929 TJX Companies, Inc 1,561,636
1,905 Tractor Supply Co 447,751
232 * TravelCenters of America, Inc 20,068
859 * Ulta Beauty, Inc 468,730
1,237 * Urban Outfitters, Inc 34,290
1,365 * Victoria's Secret & Co 46,615
1,287 * Warby Parker, Inc 13,629
1,297 * Wayfair, Inc 44,539
1,203 Williams-Sonoma, Inc 146,357
37 Winmark Corp 11,856
576 *,e Xometry, Inc 8,623
314 * Zumiez, Inc 5,790
TOTAL RETAILING 35,883,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .7%
759 * ACM Research, Inc 8,880
27,549 * Advanced Micro Devices, Inc 2,700,077
932 * Allegro MicroSystems, Inc 44,727
302 * Alpha & Omega Semiconductor Ltd 8,139
567 * Ambarella, Inc 43,897
1,455 Amkor Technology, Inc 37,859
8,852 Analog Devices, Inc 1,745,791
14,682 Applied Materials, Inc 1,803,390
320 *,e Atomera, Inc 2,038
510 * Axcelis Technologies, Inc 67,957
582 * AXT, Inc 2,316
6,747 Broadcom, Inc 4,328,470
333 * Ceva, Inc 10,133
1,003 * Cirrus Logic, Inc 109,708
2,152 * Coherent Corp 81,948
772 * Cohu, Inc 29,637
1,608 * Credo Technology Group Holding Ltd 15,147
836 * Diodes, Inc 77,547
2,241 * Enphase Energy, Inc 471,237
2,553 Entegris, Inc 209,372
1,763 * First Solar, Inc 383,453
1,150 * Formfactor, Inc 36,628
991 * GLOBALFOUNDRIES, Inc 71,530
434 * Ichor Holdings Ltd 14,209
346 * Impinj, Inc 46,890
1,578 *,e indie Semiconductor, Inc 16,648
69,935 Intel Corp 2,284,776
2,385 KLA Corp 952,020
970 Kulicke & Soffa Industries, Inc 51,109
2,339 Lam Research Corp 1,239,951
2,478 * Lattice Semiconductor Corp 236,649
799 * MACOM Technology Solutions Holdings, Inc 56,601
14,438 Marvell Technology, Inc 625,165
1,137 * MaxLinear, Inc 40,034
9,072 Microchip Technology, Inc 760,052
18,823 Micron Technology, Inc 1,135,780

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
1,013 MKS Instruments, Inc $ 89,772
785 Monolithic Power Systems, Inc 392,924
943 * Nanometrics, Inc 82,871
40,719 NVIDIA Corp 11,310,517
7,472 * ON Semiconductor Corp 615,095
409 * PDF Solutions, Inc 17,342
1,020 * Photronics, Inc 16,912
990 Power Integrations, Inc 83,794
1,887 * Qorvo, Inc 191,663
19,108 QUALCOMM, Inc 2,437,799
2,225 * Rambus, Inc 114,054
463 *,e Rigetti Computing, Inc 335
1,200 * Semtech Corp 28,968
634 * Silicon Laboratories, Inc 111,007
272 * SiTime Corp 38,687
106 * SkyWater Technology, Inc 1,206
2,765 Skyworks Solutions, Inc 326,215
592 * SMART Global Holdings, Inc 10,206
1,332 *,e SunPower Corp 18,435
653 * Synaptics, Inc 72,581
2,737 Teradyne, Inc 294,255
15,698 Texas Instruments, Inc 2,919,985
398 * Transphorm, Inc 1,588
789 * Ultra Clean Holdings 26,163
754 Universal Display Corp 116,968
729 * Veeco Instruments, Inc 15,404
1,949 * Wolfspeed, Inc 126,588
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 39,211,099
SOFTWARE & SERVICES - 13 .8%
1,702 * 8x8, Inc 7,097
978 A10 Networks, Inc 15,149
10,813 Accenture plc 3,090,464
2,058 * ACI Worldwide, Inc 55,525
1,587 Adeia, Inc 14,061
7,939 * Adobe, Inc 3,059,452
3,788 * Affirm Holdings, Inc 42,691
400 * Agilysys, Inc 33,004
2,729 * Akamai Technologies, Inc 213,681
790 * Alarm.com Holdings, Inc 39,721
641 * Alkami Technology, Inc 8,115
708 * Altair Engineering, Inc 51,054
994 * Alteryx, Inc 58,487
2,168 Amdocs Ltd 208,193
370 American Software, Inc (Class A) 4,666
894 * Amplitude, Inc 11,121
1,525 * Ansys, Inc 507,520
306 * Appfolio, Inc 38,091
674 * Appian Corp 29,912
3,826 * AppLovin Corp 60,259
350 * Arteris, Inc 1,480
1,411 * Asana, Inc 29,814
492 * Aspen Technology, Inc 112,604
2,456 * Atlassian Corp 420,394
3,745 * Autodesk, Inc 779,559
7,121 Automatic Data Processing, Inc 1,585,348
2,036 *,e AvePoint, Inc 8,388
2,445 * AvidXchange Holdings, Inc 19,071
2,759 Bentley Systems, Inc 118,609
1,087 * BigCommerce Holdings, Inc 9,718
1,698 * Bill.Com Holdings, Inc 137,776

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
2,568 * Black Knight, Inc $ 147,814
919 * Blackbaud, Inc 63,687
875 * Blackline, Inc 58,756
8,961 * Block, Inc 615,173
2,369 * Box, Inc 63,466
829 Bread Financial Holdings, Inc 25,135
653 * Brightcove, Inc 2,906
1,981 Broadridge Financial Solutions, Inc 290,355
1,024 *,e C3.ai, Inc 34,376
4,697 * Cadence Design Systems, Inc 986,793
923 * Cantaloupe, Inc 5,261
222 Cass Information Systems, Inc 9,615
2,611 * CCC Intelligent Solutions Holdings, Inc 23,421
810 *,e Cerberus Cyber Sentinel Corp 274
664 * Cerence Inc 18,652
2,180 * Ceridian HCM Holding, Inc 159,620
8,723 *,e Cipher Mining, Inc 20,325
2,269 * Cleanspark, Inc 6,308
1,045 Clear Secure, Inc 27,348
4,715 * Cloudflare, Inc 290,727
8,916 Cognizant Technology Solutions Corp (Class A) 543,252
679 * Commvault Systems, Inc 38,526
752 Concentrix Corp 91,406
3,045 * Conduent, Inc 10,444
2,093 * Confluent, Inc 50,379
265 * Consensus Cloud Solutions, Inc 9,034
485 *,e Couchbase, Inc 6,819
3,634 * Crowdstrike Holdings, Inc 498,803
430 * CS Disco, Inc 2,855
520 CSG Systems International, Inc 27,924
1,339 * Cvent Holding Corp 11,194
4,505 * Datadog, Inc 327,333
348 * Digimarc Corp 6,838
1,549 * Digital Turbine, Inc 19,146
1,273 *,e DigitalOcean Holdings, Inc 49,863
3,281 * DocuSign, Inc 191,282
1,151 Dolby Laboratories, Inc (Class A) 98,318
549 * Domo, Inc 7,790
1,002 * DoubleVerify Holdings, Inc 30,210
5,083 * Dropbox, Inc 109,894
4,238 * DXC Technology Co 108,323
3,263 * Dynatrace, Inc 138,025
3,144 * E2open Parent Holdings, Inc 18,298
387 Ebix, Inc 5,105
543 * eGain Corp 4,121
1,268 * Elastic NV 73,417
349 * Enfusion, Inc 3,664
562 * EngageSmart, Inc 10,818
884 * Envestnet, Inc 51,864
940 * EPAM Systems, Inc 281,060
849 * Euronet Worldwide, Inc 95,003
638 * Everbridge, Inc 22,119
472 * EverCommerce, Inc 4,994
941 EVERTEC, Inc 31,759
511 * ExlService Holdings, Inc 82,695
439 * Fair Isaac Corp 308,481
1,817 * Fastly, Inc 32,270
10,411 Fidelity National Information Services, Inc 565,630
10,184 * Fiserv, Inc 1,151,098
1,139 * Five9, Inc 82,338
1,300 * FleetCor Technologies, Inc 274,105

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,015 * Flywire Corp $ 29,800
741 * ForgeRock, Inc 15,265
11,265 * Fortinet, Inc 748,672
1,347 * Gartner, Inc 438,812
9,648 Gen Digital, Inc 165,560
3,194 Genpact Ltd 147,627
4,712 Global Payments, Inc 495,891
671 * Globant S.A. 110,051
2,799 * GoDaddy, Inc 217,538
699 * Grid Dynamics Holdings, Inc 8,011
1,428 * Guidewire Software, Inc 117,167
450 Hackett Group, Inc 8,316
770 * HubSpot, Inc 330,137
280 * I3 Verticals, Inc 6,868
112 * IBEX Ltd 2,733
477 * Informatica, Inc 7,823
412 Information Services Group, Inc 2,097
227 * Instructure Holdings, Inc 5,879
291 * Intapp, Inc 13,048
539 InterDigital, Inc 39,293
15,297 International Business Machines Corp 2,005,284
339 * International Money Express Inc 8,739
4,677 Intuit, Inc 2,085,147
1,261 *,e IronNet, Inc 443
1,263 Jack Henry & Associates, Inc 190,359
1,086 * Jamf Holding Corp 21,090
387 *,e Kaleyra, Inc 639
3,094 * Kyndryl Holdings, Inc 45,667
7,481 * Latch, Inc 5,701
2,061 * Limelight Networks, Inc 1,630
1,208 * LiveRamp Holdings, Inc 26,491
2,676 *,e LiveVox Holdings, Inc 8,269
1,102 * Manhattan Associates, Inc 170,645
1,642 *,e Marathon Digital Holdings, Inc 14,318
7,301 * Marqeta, Inc 33,366
14,651 Mastercard, Inc (Class A) 5,324,320
5,907 * Matterport, Inc 16,126
1,185 MAXIMUS, Inc 93,260
365 * MeridianLink, Inc 6,315
128,261 Microsoft Corp 36,977,646
157 *,e MicroStrategy, Inc (Class A) 45,894
781 * Mitek Systems, Inc 7,490
704 * Model N, Inc 23,563
1,365 * MoneyGram International, Inc 14,223
1,116 * MongoDB, Inc 260,162
1,055 * N-Able, Inc 13,926
1,156 * nCino OpCo, Inc 28,646
2,313 * NCR Corp 54,564
885 * New Relic, Inc 66,632
1,978 *,e NextNav, Inc 4,015
3,547 * Nutanix, Inc 92,187
2,511 * Okta, Inc 216,549
1,468 * Olo, Inc 11,979
710 * ON24, Inc 6,220
634 * OneSpan, Inc 11,095
25,840 Oracle Corp 2,401,053
1,327 * Pagerduty, Inc 46,418
30,694 * Palantir Technologies, Inc 259,364
4,989 * Palo Alto Networks, Inc 996,503
5,432 Paychex, Inc 622,453
896 * Paycom Software, Inc 272,393

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
779 * Paycor HCM, Inc $ 20,659
665 * Paylocity Holding Corp 132,189
3,424 * Payoneer Global, Inc 21,503
19,779 * PayPal Holdings, Inc 1,502,017
652 * Paysafe Ltd 11,260
748 Pegasystems, Inc 36,263
509 * Perficient, Inc 36,745
203 PFSweb, Inc 861
1,155 * Procore Technologies, Inc 72,338
766 Progress Software Corp 44,007
671 * PROS Holdings, Inc 18,385
1,840 * PTC, Inc 235,943
877 * Q2 Holdings, Inc 21,592
667 * Qualys, Inc 86,723
738 * Rackspace Technology, Inc 1,387
930 * Rapid7, Inc 42,696
1,393 * Remitly Global, Inc 23,611
1,337 * Repay Holdings Corp 8,784
1,545 * Rimini Street, Inc 6,365
1,417 * RingCentral, Inc 43,459
2,728 *,e Riot Blockchain, Inc 27,253
1,821 Roper Technologies, Inc 802,496
5,391 * Sabre Corp 23,127
16,369 * Salesforce, Inc 3,270,199
433 Sapiens International Corp NV 9,405
96 * SecureWorks Corp 823
3,422 * SentinelOne, Inc 55,984
3,429 * ServiceNow, Inc 1,593,525
854 *,e Shift4 Payments, Inc 64,733
307 * ShotSpotter, Inc 12,071
2,057 * Smartsheet, Inc 98,325
5,219 * Snowflake, Inc 805,240
668 * SolarWinds Corp 5,745
2,799 * Splunk, Inc 268,368
904 * Sprout Social, Inc 55,036
599 * SPS Commerce, Inc 91,228
519 * Squarespace, Inc 16,489
3,873 SS&C Technologies Holdings, Inc 218,708
4,668 * StoneCo Ltd 44,533
1,672 * Sumo Logic, Inc 20,031
2,089 * SVMK, Inc 19,469
2,617 * Synopsys, Inc 1,010,816
904 * Telos Corp 2,287
1,778 * Tenable Holdings, Inc 84,473
1,844 * Teradata Corp 74,276
4,196 * Toast, Inc 74,479
7,448 * Trade Desk, Inc 453,658
369 TTEC Holdings, Inc 13,738
143 *,e Tucows, Inc 2,781
1,255 * Turing Holding Corp 9,237
2,852 * Twilio, Inc 190,029
718 * Tyler Technologies, Inc 254,632
6,303 * UiPath, Inc 110,681
1,098 * Unisys Corp 4,260
4,288 * Unity Software, Inc 139,103
395 * Upland Software, Inc 1,699
1,710 * Varonis Systems, Inc 44,477
1,154 * Verint Systems, Inc 42,975
1,657 * VeriSign, Inc 350,174
988 * Veritone, Inc 5,760
2,291 * Verra Mobility Corp 38,764

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
187 * Viant Technology, Inc $ 813
28,043 Visa, Inc (Class A) 6,322,575
3,584 * VMware, Inc (Class A) 447,462
6,792 Western Union Co 75,731
739 * WEX, Inc 135,895
902 * Wix.com Ltd 90,020
6,357 * WM Technology, Inc 5,398
3,317 * Workday, Inc 685,093
767 * Workiva, Inc 78,548
1,753 * Yext, Inc 16,846
1,875 * Zeta Global Holdings Corp 20,306
4,272 * Zoom Video Communications, Inc 315,444
1,385 * Zscaler, Inc 161,810
1,687 * Zuora Inc 16,668
TOTAL SOFTWARE & SERVICES 95,649,388
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .0%
2,107 * 3D Systems Corp 22,587
380 * 908 Devices, Inc 3,268
806 ADTRAN Holdings, Inc 12,783
617 Advanced Energy Industries, Inc 60,466
1,957 * Aeva Technologies, Inc 2,329
3,969 * AEye, Inc 1,249
1,341 *,e Akoustis Technologies, Inc 4,130
10,075 Amphenol Corp (Class A) 823,329
257,654 Apple, Inc 42,487,145
4,063 * Arista Networks, Inc 682,015
1,538 * Arlo Technologies, Inc 9,320
1,135 * Arrow Electronics, Inc 141,727
170 * Aviat Networks, Inc 5,858
612 * Avid Technology, Inc 19,572
1,668 Avnet, Inc 75,394
438 Badger Meter, Inc 53,357
636 Belden CDT, Inc 55,186
773 Benchmark Electronics, Inc 18,312
909 * Calix, Inc 48,713
141 * Cambium Networks Corp 2,498
2,317 CDW Corp 451,560
2,665 * Ciena Corp 139,966
70,924 Cisco Systems, Inc 3,707,552
153 * Clearfield, Inc 7,127
2,887 Cognex Corp 143,051
3,317 * CommScope Holding Co, Inc 21,129
356 Comtech Telecommunications Corp 4,443
12,918 Corning, Inc 455,747
426 * Corsair Gaming, Inc 7,817
485 CTS Corp 23,988
4,541 Dell Technologies, Inc 182,594
400 * Digi International, Inc 13,472
284 * DZS, Inc 2,241
830 * Eastman Kodak Co 3,403
404 * ePlus, Inc 19,812
1,500 * Evolv Technologies Holdings, Inc 4,680
1,698 * Extreme Networks, Inc 32,466
1,062 * F5 Networks, Inc 154,723
683 * Fabrinet 81,113
288 * FARO Technologies, Inc 7,088
479 *,e Focus Universal, Inc 1,196
1,256 * Harmonic, Inc 18,325
22,442 Hewlett Packard Enterprise Co 357,501
17,965 HP, Inc 527,273

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
376 * Identiv, Inc $ 2,309
2,966 *,e Infinera Corp 23,016
1,471 * Inseego Corp 857
594 * Insight Enterprises, Inc 84,918
1,889 *,e IonQ, Inc 11,617
631 * IPG Photonics Corp 77,809
678 * Itron, Inc 37,595
2,422 Jabil Inc 213,523
5,587 Juniper Networks, Inc 192,305
3,121 * Keysight Technologies, Inc 503,979
548 * Kimball Electronics, Inc 13,207
1,352 * Knowles Corp 22,984
1,886 *,e Lightwave Logic, Inc 9,864
375 Littelfuse, Inc 100,534
1,153 * Lumentum Holdings, Inc 62,274
569 Methode Electronics, Inc 24,968
2,725 *,e Microvision, Inc 7,276
1,899 * Mirion Technologies, Inc 16,217
2,823 Motorola Solutions, Inc 807,745
342 * Napco Security Technologies, Inc 12,852
2,304 National Instruments Corp 120,753
3,817 NetApp, Inc 243,715
505 * Netgear, Inc 9,348
1,389 * Netscout Systems, Inc 39,795
829 * nLight, Inc 8,439
592 * Novanta, Inc 94,181
641 *,e Ondas Holdings, Inc 692
280 * OSI Systems, Inc 28,661
5,831 * Ouster, Inc 4,879
404 *,e PAR Technology Corp 13,720
196 PC Connection, Inc 8,812
521 * Plexus Corp 50,834
4,619 * Pure Storage, Inc 117,831
1,053 * Ribbon Communications, Inc 3,601
262 * Rogers Corp 42,819
1,157 * Sanmina Corp 70,565
463 * Scansource, Inc 14,094
1,918 * SmartRent, Inc 4,891
764 * Super Micro Computer, Inc 81,404
765 SYNNEX Corp 74,044
797 * Teledyne Technologies, Inc 356,546
4,356 * Trimble Inc 228,342
1,439 * TTM Technologies, Inc 19,412
301 * Turtle Beach Corp 3,016
125 e Ubiquiti, Inc 33,961
1,095 *,e Viasat, Inc 37,055
4,189 * Viavi Solutions, Inc 45,367
2,099 Vishay Intertechnology, Inc 47,479
301 * Vishay Precision Group, Inc 12,570
2,801 Vontier Corp 76,579
5,297 * Western Digital Corp 199,538
2,215 Xerox Holdings Corp 34,111
634 * Xperi, Inc 6,930
901 * Zebra Technologies Corp (Class A) 286,518
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 55,543,856
TELECOMMUNICATION SERVICES - 1 .0%
422 * Anterix, Inc 13,943
122,091 AT&T, Inc 2,350,252
251 ATN International, Inc 10,271
378 * Bandwidth Inc 5,746

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
4,266 * Charge Enterprises, Inc $ 4,693
772 Cogent Communications Group, Inc 49,192
1,064 * Consolidated Communications Holdings, Inc 2,745
740 * EchoStar Corp (Class A) 13,535
3,950 * Frontier Communications Parent, Inc 89,941
10,525 * Globalstar, Inc 12,209
987 * Gogo, Inc 14,311
350 * IDT Corp (Class B) 11,928
2,020 Iridium Communications, Inc 125,099
975 * KORE Group Holdings, Inc 1,189
681 * Liberty Latin America Ltd (Class A) 5,659
2,483 * Liberty Latin America Ltd (Class C) 20,510
17,584 Lumen Technologies, Inc 46,598
365 * Ooma, Inc 4,566
1,168 * Radius Global Infrastructure, Inc 17,134
869 Shenandoah Telecom Co 16,528
1,775 Telephone & Data Systems, Inc 18,655
10,082 * T-Mobile US, Inc 1,460,277
247 * US Cellular Corp 5,120
71,767 Verizon Communications, Inc 2,791,019
TOTAL TELECOMMUNICATION SERVICES 7,091,120
TRANSPORTATION - 1 .8%
1,148 * Air Transport Services Group, Inc 23,913
2,129 * Alaska Air Group, Inc 89,333
268 * Allegiant Travel Co 24,651
1,269 AMERCO 65,798
141 e Amerco, Inc 8,411
10,876 * American Airlines Group, Inc 160,421
424 ArcBest Corp 39,186
447 * Avis Budget Group, Inc 87,076
969 * Blade Air Mobility, Inc 3,275
2,212 CH Robinson Worldwide, Inc 219,806
554 * Copa Holdings S.A. (Class A) 51,162
767 Costamare, Inc 7,217
185 Covenant Transportation Group, Inc 6,553
36,581 CSX Corp 1,095,235
828 * Daseke, Inc 6,400
10,897 * Delta Air Lines, Inc 380,523
220 Eagle Bulk Shipping, Inc 10,010
556 Eneti, Inc 5,199
2,934 Expeditors International of Washington, Inc 323,092
4,108 FedEx Corp 938,637
480 Forward Air Corp 51,725
438 * Frontier Group Holdings, Inc 4,310
497 Genco Shipping & Trading Ltd 7,783
1,990 Golden Ocean Group Ltd 18,945
1,764 * GXO Logistics, Inc 89,011
905 * Hawaiian Holdings, Inc 8,290
728 Heartland Express, Inc 11,590
3,420 * Hertz Global Holdings, Inc 55,712
505 * Hub Group, Inc (Class A) 42,390
1,447 JB Hunt Transport Services, Inc 253,891
5,315 * JetBlue Airways Corp 38,693
4,016 *,e Joby Aviation, Inc 17,429
1,157 * Kirby Corp 80,643
2,433 Knight-Swift Transportation Holdings, Inc 137,659
666 Landstar System, Inc 119,387
5,019 * Lyft, Inc (Class A) 46,526
796 Marten Transport Ltd 16,676
668 Matson, Inc 39,860

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
4,011 Norfolk Southern Corp $ 850,332
1,737 Old Dominion Freight Line 592,039
136 * PAM Transportation Services, Inc 3,894
580 * Radiant Logistics, Inc 3,805
1,622 * RXO, Inc 31,856
775 Ryder System, Inc 69,161
1,291 e Safe Bulkers, Inc 4,764
468 * Saia, Inc 127,333
932 Schneider National, Inc 24,931
802 * Skywest, Inc 17,780
10,244 Southwest Airlines Co 333,340
1,623 Spirit Airlines, Inc 27,867
383 * Sun Country Airlines Holdings, Inc 7,851
2,215 * TuSimple Holdings, Inc 3,256
31,989 * Uber Technologies, Inc 1,014,051
10,650 Union Pacific Corp 2,143,419
5,488 * United Airlines Holdings Inc 242,844
12,447 United Parcel Service, Inc (Class B) 2,414,593
122 Universal Logistics Holdings Inc 3,556
1,147 Werner Enterprises, Inc 52,177
2,928 * Wheels Up Experience, Inc 1,853
1,622 * XPO Logistics, Inc 51,742
TOTAL TRANSPORTATION 12,608,862
UTILITIES - 2 .7%
11,476 AES Corp 276,342
1,097 Allete, Inc 70,614
4,194 Alliant Energy Corp 223,960
1,833 * Altus Power, Inc 10,045
4,249 Ameren Corp 367,071
8,719 American Electric Power Co, Inc 793,342
745 American States Water Co 66,223
3,189 American Water Works Co, Inc 467,157
111 Artesian Resources Corp 6,145
2,236 Atmos Energy Corp 251,237
1,522 e Avangrid, Inc 60,697
1,326 Avista Corp 56,289
1,043 Black Hills Corp 65,813
1,735 Brookfield Infrastructure Corp 79,914
2,251 Brookfield Renewable Corp 78,672
934 California Water Service Group 54,359
10,119 Centerpoint Energy, Inc 298,106
358 Chesapeake Utilities Corp 45,820
545 Clearway Energy, Inc (Class A) 16,366
1,281 Clearway Energy, Inc (Class C) 40,134
4,975 CMS Energy Corp 305,366
6,042 Consolidated Edison, Inc 578,038
5,659 Constellation Energy Corp 444,232
14,528 Dominion Energy, Inc 812,260
3,346 DTE Energy Co 366,521
12,992 Duke Energy Corp 1,253,338
6,251 Edison International 441,258
3,424 Entergy Corp 368,902
3,872 Essential Utilities Inc 169,013
3,984 Evergy, Inc 243,502
5,967 Eversource Energy 466,977
16,521 Exelon Corp 692,065
9,412 FirstEnergy Corp 377,045
133 Global Water Resources, Inc 1,653
2,117 Hawaiian Electric Industries, Inc 81,293
960 Idacorp, Inc 103,997

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
685 MGE Energy, Inc $ 53,204
240 Middlesex Water Co 18,749
1,443 * Montauk Renewables, Inc 11,356
1,427 National Fuel Gas Co 82,395
1,561 New Jersey Resources Corp 83,045
33,916 NextEra Energy, Inc 2,614,245
6,737 NiSource, Inc 188,367
666 Northwest Natural Holding Co 31,675
812 NorthWestern Corp 46,982
4,112 NRG Energy, Inc 141,000
3,276 OGE Energy Corp 123,374
919 ONE Gas, Inc 72,812
751 Ormat Technologies, Inc 63,662
743 Otter Tail Corp 53,697
26,877 *,b PG&E Corp 434,601
1,897 Pinnacle West Capital Corp 150,318
1,358 PNM Resources, Inc 66,107
1,712 Portland General Electric Co 83,700
12,886 PPL Corp 358,102
8,459 Public Service Enterprise Group, Inc 528,265
250 * Pure Cycle Corp 2,363
5,404 Sempra Energy 816,869
505 SJW Corp 38,446
18,495 Southern Co 1,286,882
1,078 Southwest Gas Holdings Inc 67,321
880 Spire, Inc 61,723
1,678 *,e Sunnova Energy International, Inc 26,210
3,513 UGI Corp 122,112
537 Unitil Corp 30,630
32 e Via Renewables, Inc 588
7,448 Vistra Energy Corp 178,752
5,438 WEC Energy Group, Inc 515,468
9,168 Xcel Energy, Inc 618,290
203 York Water Co 9,074
TOTAL UTILITIES 19,014,150
TOTAL COMMON STOCKS 688,513,786
(Cost $253,500,600)
EXP
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
854 † Chinook Therapeutics, Inc 0
145 † Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9
TOTAL RIGHTS/WARRANTS 9
(Cost $9)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0 .6%
$ 4,100,000 r Fixed Income Clearing Corp (FICC) 4 .820% 04/03/23 4,100,000
TOTAL REPURCHASE AGREEMENT 4,100,000

TIAA-CREF Life Stock Index Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .2%
1,633,010 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550% $ 1,633,010
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,633,010
TOTAL SHORT-TERM INVESTMENTS 5,733,010
(Cost $5,733,010)
TOTAL INVESTMENTS - 100.4% 694,246,805
(Cost $259,233,619)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (2,694,159)
NET ASSETS - 100.0% $ 691,552,646
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,440,179.
r Agreement with Fixed Income Clearing Corp (FICC), 4.820% dated 3/31/23 to be repurchased at $4,100,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/25, valued at $4,182,091.
Futures contracts outstanding as of March 31, 2023 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
CME E-Mini Standard & Poor's 500 Index Future 19 06/16/23  $ 3,732,943 $ 3,930,863 $ 197,920

Portfolio of Investments
(unaudited)
TIAA-CREF Life International Equity Fund March 31, 2023

SHARES COMPANY VALUE
COMMON STOCKS - 97.7%
AUSTRALIA - 6 .1%
88,423 BHP Billiton Ltd $ 2,795,398
32,376 Commonwealth Bank of Australia 2,137,642
272,437 Glencore Xstrata plc 1,567,661
9,267 Rio Tinto plc 629,025
39,413 Woodside Energy Group Ltd 880,492
TOTAL AUSTRALIA 8,010,218
BRAZIL - 1 .2%
256,751 Banco Bradesco S.A. (Preference) 667,149
177,200 Itau Unibanco Holding S.A. 864,944
TOTAL BRAZIL 1,532,093
CHINA - 0 .7%
9,113 * Alibaba Group Holding Ltd (ADR) 931,166
TOTAL CHINA 931,166
DENMARK - 5 .0%
11,268 DSV AS 2,184,836
27,563 Novo Nordisk AS 4,377,591
TOTAL DENMARK 6,562,427
FINLAND - 1 .2%
150,632 Nordea Bank Abp 1,609,505
TOTAL FINLAND 1,609,505
FRANCE - 13 .6%
24,319 Airbus SE 3,248,227
14,845 BNP Paribas S.A. 886,507
38,530 Compagnie de Saint-Gobain 2,190,183
12,629 Essilor International S.A. 2,277,296
3,684 Kering 2,403,543
2,285 LVMH Moet Hennessy Louis Vuitton S.A. 2,097,421
41,802 Total S.A. 2,464,799
15,192 Vinci S.A. 1,741,646
45,695 Vivendi Universal S.A. 462,047
TOTAL FRANCE 17,771,669
GERMANY - 8 .6%
49,712 Bayer AG. 3,175,682
29,081 Deutsche Post AG. 1,362,027
3,335 * Dr ING hc F Porsche AG. 428,045
18,713 HeidelbergCement AG. 1,366,370
38,098 RWE AG. 1,639,294
20,112 Siemens AG. 3,258,222
TOTAL GERMANY 11,229,640
HONG KONG - 0 .5%
16,199 Hong Kong Exchanges and Clearing Ltd 718,016
TOTAL HONG KONG 718,016
IRELAND - 1 .9%
48,595 CRH plc 2,455,033
TOTAL IRELAND 2,455,033
ITALY - 2 .3%
151,595 Enel S.p.A. 924,570
29,799 Moncler S.p.A 2,058,261
TOTAL ITALY 2,982,831

TIAA-CREF Life International Equity Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
SHARES COMPANY VALUE
JAPAN - 20 .7%
102,800 Daiichi Sankyo Co Ltd $ 3,749,901
8,884 Daikin Industries Ltd 1,593,848
62,251 * Hitachi Ltd 3,421,357
3,200 Keyence Corp 1,568,347
173,000 Mitsubishi UFJ Financial Group, Inc 1,108,700
42,740 Nintendo Co Ltd 1,660,088
66,300 ORIX Corp 1,093,155
52,700 Recruit Holdings Co Ltd 1,449,726
49,900 e SBI Holdings, Inc 991,006
27,900 Shiseido Co Ltd 1,308,042
40,492 Sony Corp 3,688,148
60,000 Sumitomo Mitsui Financial Group, Inc 2,401,054
208,315 * Toyota Motor Corp 2,965,447
TOTAL JAPAN 26,998,819
KOREA, REPUBLIC OF - 0 .8%
1,833 LG Chem Ltd 1,006,672
TOTAL KOREA, REPUBLIC OF 1,006,672
MEXICO - 0 .5%
6,749 Fomento Economico Mexicano SAB de C.V. (ADR) 642,437
TOTAL MEXICO 642,437
NETHERLANDS - 11 .1%
4,209 ASML Holding NV 2,868,214
22,140 Heineken NV 2,378,960
158,997 ING Groep NV 1,888,142
443,844 Koninklijke KPN NV 1,568,353
162,540 Shell plc 4,632,158
45,694 Universal Music Group NV 1,157,189
TOTAL NETHERLANDS 14,493,016
NORWAY - 1 .4%
63,531 Equinor ASA 1,806,084
TOTAL NORWAY 1,806,084
SPAIN - 1 .5%
282,350 e Banco Bilbao Vizcaya Argentaria S.A. 2,018,621
TOTAL SPAIN 2,018,621
SWITZERLAND - 5 .0%
2,732 Lonza Group AG. 1,644,663
33,006 Novartis AG. 3,030,562
3,868 Zurich Insurance Group AG 1,853,540
TOTAL SWITZERLAND 6,528,765
TAIWAN - 1 .2%
16,872 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 1,569,433
TOTAL TAIWAN 1,569,433
UNITED KINGDOM - 9 .7%
31,698 Ashtead Group plc 1,946,411
36,013 AstraZeneca plc 4,989,755
170,300 BP plc 1,076,385
29,229 Diageo plc 1,304,479
28,117 Reckitt Benckiser Group plc 2,139,070
22,596 Unilever plc 1,170,902
TOTAL UNITED KINGDOM 12,627,002
UNITED STATES - 4 .7%
477,913 Haleon plc 1,898,477

TIAA-CREF Life International Equity Fund March 31, 2023

Portfolio of Investments
(unaudited)
SHARES COMPANY VALUE
UNITED STATES—continued
8,234 Linde plc $ 2,894,139
10,959 Nestle S.A. 1,336,236
TOTAL UNITED STATES 6,128,852
TOTAL COMMON STOCKS 127,622,299
(Cost $110,334,810)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.2%
REPURCHASE AGREEMENT - 2 .7%
$ 3,550,000 r Fixed Income Clearing Corp (FICC) 4 .820% 04/03/23 3,550,000
TOTAL REPURCHASE AGREEMENT 3,550,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .5%
1,931,769 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 1,931,769
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 1,931,769
TOTAL SHORT-TERM INVESTMENTS 5,481,769
(Cost $5,481,769)
TOTAL INVESTMENTS - 101.9% 133,104,068
(Cost $115,816,579)
OTHER ASSETS & LIABILITIES, NET - (1.9)% (2,431,305)
NET ASSETS - 100.0% $ 130,672,763
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,779,530.
r Agreement with Fixed Income Clearing Corp (FICC), 4.820% dated 3/31/23 to be repurchased at $3,550,000 on 4/3/23, collateralized by Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/25, valued at $3,621,061.

TIAA-CREF Life Core Bond Fund March 31, 2023
Portfolio of Investments
(unaudited)

PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 1.9%
CAPITAL GOODS - 0 .1%
$ 48,378 i Clydesdale Acquisition Holdings, Inc SOFR 12M + 4.175% 9 .082% 04/13/29 $ 47,356
15,212 i Sensata Technologies, Inc LIBOR 12 M + 1.750% 6 .511 09/20/26 15,203
95,784 i TransDigm, Inc LIBOR 3 M + 2.250% 5 .924 08/22/24 95,822
TOTAL CAPITAL GOODS 158,381
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
70,777 i Dun & Bradstreet Corp LIBOR 12 M + 3.250% 8 .095 02/06/26 70,762
37,000 h,i EAB Global, Inc LIBOR 12 M + 3.500% 8 .340 08/16/28 36,251
37,394 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/30/25 37,470
38,500 i Sedgwick Claims Management Services, Inc 0 .000 02/24/28 38,099
73,688 i Spin Holdco, Inc LIBOR 4 M + 4.000% 8 .986 03/04/28 62,160
87,346 i Trans Union LLC LIBOR 12 M + 1.750% 6 .590 11/16/26 86,879
51,607 i Trans Union LLC LIBOR 12 M + 2.250% 7 .090 12/01/28 51,306
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 382,927
CONSUMER SERVICES - 0 .2%
74,807 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .590 11/19/26 74,215
100,000 i Caesars Entertainment, Inc SOFR 12M + 3.250% 8 .157 02/06/30 99,666
38,403 i Fertitta Entertainment LLC SOFR 12M + 4.000% 8 .807 01/27/29 37,897
98,250 i IRB Holding Corp SOFR 12M + 3.000% 7 .907 12/15/27 96,769
44,290 i KUEHG Corp LIBOR 4 M + 3.750% 8 .909 02/21/25 43,583
68,950 i Stars Group Holdings BV LIBOR 4 M + 2.250% 7 .409 07/21/26 68,997
TOTAL CONSUMER SERVICES 421,127
DIVERSIFIED FINANCIALS - 0 .0%
33,362 i Lions Gate Capital Holdings LLC LIBOR 12 M + 2.250% 7 .090 03/24/25 32,917
TOTAL DIVERSIFIED FINANCIALS 32,917
ENERGY - 0 .1%
72,949 i Buckeye Partners LP LIBOR 12 M + 2.250% 7 .090 11/01/26 72,868
19,949 i Oryx Midstream Services Permian Basin LLC 0 .000 10/05/28 19,642
TOTAL ENERGY 92,510
FOOD, BEVERAGE & TOBACCO - 0 .3%
145,875 i Froneri US, Inc LIBOR 4 M + 2.250% 7 .409 01/29/27 144,150
98,500 i Hayward Industries, Inc LIBOR 12 M + 2.500% 7 .340 05/30/28 96,007
77,951 i Hearthside Food Solutions LLC LIBOR 12 M + 3.688% 8 .528 05/23/25 67,263
113,829 i Hostess Brands LLC LIBOR 4 M + 2.250% 7 .075 08/03/25 114,036
130,673 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .659 03/31/28 117,810
TOTAL FOOD, BEVERAGE & TOBACCO 539,266
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
28,338 i Bausch & Lomb Corp SOFR 4M + 3.250% 8 .457 05/10/27 27,590
97,750 i Global Medical Response, Inc LIBOR 4 M + 4.250% 9 .236 10/02/25 69,240
3,641 i Grifols Worldwide Operations USA, Inc LIBOR 12 M + 2.000% 6 .840 11/15/27 3,573
38,500 i ICU Medical, Inc SOFR 4M + 2.500% 7 .548 01/08/29 38,099
8,504 i NMN Holdings III Corp LIBOR 12 + 3.750% 8 .590 11/13/25 7,282
39,630 i NMN Holdings III Corp LIBOR 12 M + 3.750% 8 .590 11/13/25 33,933
TOTAL HEALTH CARE EQUIPMENT & SERVICES 179,717
INSURANCE - 0 .1%
95,791 i Acrisure LLC LIBOR 12 M + 3.500% 8 .340 02/15/27 92,957
97,000 i NFP Corp LIBOR 12 M + 3.250% 8 .090 02/15/27 94,838
38,404 i USI, Inc SOFR 4M + 3.750% 8 .648 11/22/29 38,342
TOTAL INSURANCE 226,137
MATERIALS - 0 .1%
98,250 i Eco Services Operations Corp LIBOR 4 M + 2.500% 7 .325 06/09/28 97,636

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 15,689 i Messer Industries USA, Inc SOFR 4M + 2.500% 7 .660% 03/02/26 $ 15,675
TOTAL MATERIALS 113,311
MEDIA & ENTERTAINMENT - 0 .5%
75,000 h,i Centuri Group, Inc LIBOR 4 M + 2.500% 7 .453 08/27/28 74,555
63,063 h,i CNT Holdings I Corp LIBOR 1 M + 3.500% 3 .500 11/08/27 62,180
60,550 i DIRECTV Financing LLC LIBOR 12 M + 5.000% 9 .840 08/02/27 58,410
98,250 i INEOS US Petrochem LLC LIBOR 1 M + 2.750% 7 .134 01/29/26 97,415
38,403 i Mozart Borrower LP LIBOR 12 M + 3.250% 8 .090 10/23/28 37,494
49,853 i Nascar Holdings, Inc LIBOR 12 M + 2.500% 7 .340 10/19/26 49,930
88,027 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 8 .090 11/15/28 87,164
98,000 i Rackspace Technology Global, Inc LIBOR 4 M + 2.750% 7 .595 02/15/28 53,283
140,752 i Ryan Specialty Group LLC SOFR 12M + 3.000% 7 .907 09/01/27 140,796
118,750 i SkyMiles IP Ltd LIBOR 4 M + 3.750% 8 .558 10/20/27 123,263
15,000 h,i TricorBraun Holdings, Inc LIBOR 12 M + 3.250% 8 .090 03/03/28 14,681
50,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 7 .184 01/31/28 49,300
43,120 i Woof Holdings, Inc LIBOR 12 M + 3.750% 8 .529 12/21/27 41,395
TOTAL MEDIA & ENTERTAINMENT 889,866
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
74,793 i Elanco Animal Health Inc LIBOR 1 M + 1.750% 1 .750 08/01/27 73,291
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 73,291
REAL ESTATE - 0 .1%
91,297 i Cushman & Wakefield plc LIBOR 12 M + 2.750% 7 .590 08/21/25 89,288
TOTAL REAL ESTATE 89,288
RETAILING - 0 .0%
38,500 h,i Epicor Software Corp LIBOR 12 M + 3.250% 8 .090 07/30/27 37,890
18,952 i PetSmart, Inc SOFR 12M + 3.750% 8 .657 02/11/28 18,829
TOTAL RETAILING 56,719
SOFTWARE & SERVICES - 0 .1%
35,000 h,i Boxer Parent Co, Inc LIBOR 12 M + 3.750% 8 .590 10/02/25 34,618
21,705 i Camelot Finance S.A. LIBOR 12 M + 3.000% 7 .840 10/30/26 21,685
38,403 i Instructure Holdings, Inc LIBOR 4 M + 2.750% 7 .852 10/30/28 38,259
72,544 i Rocket Software, Inc LIBOR 12 M + 4.250% 9 .090 11/28/25 71,374
75,000 h,i UKG, Inc LIBOR 6 M + 3.250% 8 .032 05/04/26 73,207
TOTAL SOFTWARE & SERVICES 239,143
TRANSPORTATION - 0 .0%
29,775 i Air Canada LIBOR 4 M + 3.500% 8 .369 08/11/28 29,766
21,250 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 10 .213 06/21/27 22,088
TOTAL TRANSPORTATION 51,854
UTILITIES - 0 .0%
37,000 h,i BroadStreet Partners, Inc LIBOR 12 M + 3.000% 7 .840 01/27/27 36,315
11,970 i BroadStreet Partners, Inc LIBOR 1 M + 3.250% 8 .090 01/27/27 11,738
30,654 i Energizer Holdings, Inc SOFR 12M + 2.250% 7 .116 12/22/27 30,482
TOTAL UTILITIES 78,535
TOTAL BANK LOAN OBLIGATIONS 3,624,989
(Cost $3,744,125)

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 96.6%
CORPORATE BONDS - 37 .4%
AUTOMOBILES & COMPONENTS - 0 .4%
$ 5,000 Dana, Inc 5 .375% 11/15/27 $ 4,665
25,000 Dana, Inc 4 .250 09/01/30 20,038
110,000 e Ford Motor Co 6 .100 08/19/32 106,596
100,000 e,g Gates Global LLC 6 .250 01/15/26 98,250
100,000 General Motors Co 6 .125 10/01/25 101,888
125,000 e General Motors Co 5 .400 10/15/29 123,861
125,000 General Motors Co 5 .200 04/01/45 105,292
100,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 87,895
200,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 187,555
TOTAL AUTOMOBILES & COMPONENTS 836,040
BANKS - 8 .4%
200,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 162,000
200,000 Banco Santander S.A. 5 .294 08/18/27 196,849
200,000 Banco Santander S.A. 4 .750 N/A‡ 155,250
200,000 g Bangkok Bank PCL 3 .466 09/23/36 163,231
200,000 g Bank Hapoalim BM 3 .255 01/21/32 166,368
200,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 173,716
950,000 Bank of America Corp 0 .810 10/24/24 923,283
200,000 Bank of America Corp 6 .204 11/10/28 209,076
1,000,000 Bank of America Corp 2 .592 04/29/31 846,862
500,000 Bank of America Corp 1 .922 10/24/31 398,792
275,000 Bank of America Corp 2 .572 10/20/32 224,761
200,000 Bank of America Corp 2 .972 02/04/33 168,408
200,000 Bank of America Corp 3 .846 03/08/37 170,498
350,000 Bank of America Corp 2 .676 06/19/41 247,378
400,000 Bank of America Corp 6 .100 N/A‡ 392,132
55,000 Bank of Montreal 3 .803 12/15/32 49,663
100,000 Barclays plc 2 .279 11/24/27 87,825
300,000 Barclays plc 3 .330 11/24/42 215,296
150,000 g BNP Paribas S.A. 2 .819 11/19/25 142,530
300,000 g BNP Paribas S.A. 1 .904 09/30/28 255,126
200,000 g BNP Paribas S.A. 7 .750 N/A‡ 191,440
200,000 g BNP Paribas S.A. 7 .375 N/A‡ 189,818
500,000 Citigroup, Inc 3 .200 10/21/26 471,703
175,000 Citigroup, Inc 4 .300 11/20/26 169,273
95,000 Citigroup, Inc 4 .450 09/29/27 92,121
140,000 Citigroup, Inc 2 .572 06/03/31 118,119
300,000 Citigroup, Inc 4 .910 05/24/33 294,460
1,475,000 Citigroup, Inc 6 .270 11/17/33 1,595,219
325,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 296,825
150,000 g Credit Agricole S.A. 3 .250 10/04/24 144,730
200,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 200,500
150,000 Discover Bank 2 .450 09/12/24 142,176
150,000 Discover Bank 3 .450 07/27/26 138,477
250,000 Discover Bank 2 .700 02/06/30 202,657
385,000 HSBC Holdings plc 4 .292 09/12/26 368,655
500,000 HSBC Holdings plc 2 .251 11/22/27 443,389
50,000 HSBC Holdings plc 2 .013 09/22/28 42,832
475,000 HSBC Holdings plc 7 .390 11/03/28 505,558
550,000 HSBC Holdings plc 6 .000 N/A‡ 495,484
150,000 JPMorgan Chase & Co 2 .700 05/18/23 149,517
200,000 JPMorgan Chase & Co 2 .301 10/15/25 191,247
250,000 JPMorgan Chase & Co 3 .200 06/15/26 239,566
125,000 JPMorgan Chase & Co 4 .323 04/26/28 121,934
275,000 JPMorgan Chase & Co 3 .702 05/06/30 255,636

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 400,000 JPMorgan Chase & Co 1 .953% 02/04/32 $ 321,800
125,000 e JPMorgan Chase & Co 4 .912 07/25/33 124,243
50,000 JPMorgan Chase & Co 2 .525 11/19/41 34,511
250,000 JPMorgan Chase & Co 3 .157 04/22/42 189,962
160,000 JPMorgan Chase & Co 3 .650 N/A‡ 140,000
100,000 JPMorgan Chase & Co 5 .000 N/A‡ 96,010
363,000 JPMorgan Chase & Co 6 .100 N/A‡ 354,606
300,000 Lloyds Banking Group plc 6 .750 N/A‡ 271,619
200,000 Lloyds Banking Group plc 7 .500 N/A‡ 185,564
250,000 M&T Bank Corp 3 .500 N/A‡ 175,998
200,000 NatWest Group plc 5 .516 09/30/28 198,169
250,000 g NBK SPC Ltd 1 .625 09/15/27 222,188
125,000 PNC Financial Services Group, Inc 6 .200 N/A‡ 117,606
200,000 Toronto-Dominion Bank 4 .285 09/13/24 197,689
100,000 Toronto-Dominion Bank 3 .625 09/15/31 94,155
200,000 Truist Financial Corp 4 .950 N/A‡ 184,856
200,000 g UBS Group AG. 1 .494 08/10/27 172,211
200,000 g UBS Group AG. 3 .179 02/11/43 142,323
50,000 Wells Fargo & Co 3 .750 01/24/24 49,395
100,000 Wells Fargo & Co 3 .550 09/29/25 96,153
100,000 Wells Fargo & Co 3 .526 03/24/28 94,349
375,000 Wells Fargo & Co 2 .393 06/02/28 337,672
250,000 Wells Fargo & Co 3 .900 N/A‡ 220,678
TOTAL BANKS 16,432,137
CAPITAL GOODS - 1 .0%
450,000 Boeing Co 2 .196 02/04/26 417,527
200,000 Boeing Co 2 .950 02/01/30 176,502
25,000 Boeing Co 3 .250 02/01/35 20,411
75,000 Boeing Co 5 .705 05/01/40 75,871
150,000 Boeing Co 5 .805 05/01/50 151,000
62,000 g H&E Equipment Services, Inc 3 .875 12/15/28 54,333
50,000 Lockheed Martin Corp 1 .850 06/15/30 42,433
175,000 Northrop Grumman Corp 3 .250 01/15/28 166,279
175,000 Raytheon Technologies Corp 4 .125 11/16/28 172,483
50,000 Raytheon Technologies Corp 2 .250 07/01/30 42,830
350,000 Raytheon Technologies Corp 5 .150 02/27/33 364,246
200,000 g TSMC Global Ltd 1 .000 09/28/27 172,175
15,000 g WESCO Distribution, Inc 7 .250 06/15/28 15,402
TOTAL CAPITAL GOODS 1,871,492
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
40,000 g ADT Corp 4 .875 07/15/32 35,292
15,000 g ASGN, Inc 4 .625 05/15/28 13,997
13,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 11,863
25,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 22,560
35,000 g Garda World Security Corp 7 .750 02/15/28 34,496
10,000 g GFL Environmental, Inc 4 .250 06/01/25 9,757
65,000 g GFL Environmental, Inc 5 .125 12/15/26 63,555
31,000 g GFL Environmental, Inc 3 .500 09/01/28 28,055
50,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 49,625
26,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 23,302
70,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 65,450
20,000 g Ritchie Bros Auctioneers, Inc 6 .750 03/15/28 20,597
30,000 g Ritchie Bros Auctioneers, Inc 7 .750 03/15/31 31,441
75,000 Verisk Analytics, Inc 3 .625 05/15/50 54,895
32,000 g WASH Multifamily Acquisition, Inc 5 .750 04/15/26 30,280
100,000 Waste Management, Inc 2 .500 11/15/50 64,942
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 560,107

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DURABLES & APPAREL - 0 .0%
$ 8,000 Newell Brands, Inc 4 .875% 06/01/25 $ 7,799
50,000 Newell Brands, Inc 6 .375 09/15/27 50,463
TOTAL CONSUMER DURABLES & APPAREL 58,262
CONSUMER SERVICES - 0 .4%
500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 490,756
37,000 g Cedar Fair LP 5 .500 05/01/25 36,977
6,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 6,000
74,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 62,438
20,000 g International Game Technology plc 4 .125 04/15/26 19,305
60,000 g International Game Technology plc 6 .250 01/15/27 60,675
25,000 g Marriott Ownership Resorts, Inc 4 .500 06/15/29 21,281
125,000 McDonald's Corp 4 .600 09/09/32 126,486
TOTAL CONSUMER SERVICES 823,918
DIVERSIFIED FINANCIALS - 3 .1%
150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 134,312
275,000 AerCap Ireland Capital DAC 3 .000 10/29/28 240,081
150,000 AerCap Ireland Capital DAC 3 .300 01/30/32 124,264
150,000 e AerCap Ireland Capital DAC 3 .850 10/29/41 114,718
225,000 Bank of New York Mellon Corp 4 .700 N/A‡ 212,911
185,000 Capital One Financial Corp 3 .950 N/A‡ 138,519
200,000 Charles Schwab Corp 5 .375 N/A‡ 189,500
30,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 26,412
125,000 g Credit Suisse Group AG. 1 .305 02/02/27 105,500
250,000 g Credit Suisse Group AG. 6 .442 08/11/28 247,950
200,000 Credit Suisse Group Funding Guernsey Ltd 3 .800 06/09/23 195,999
150,000 Credit Suisse Group Funding Guernsey Ltd 3 .750 03/26/25 137,995
150,000 Deutsche Bank AG. 5 .371 09/09/27 147,001
100,000 Deutsche Bank AG. 2 .311 11/16/27 84,743
200,000 Ford Motor Credit Co LLC 6 .950 03/06/26 203,000
200,000 Ford Motor Credit Co LLC 7 .350 03/06/30 205,500
350,000 General Motors Financial Co, Inc 2 .750 06/20/25 331,383
50,000 General Motors Financial Co, Inc 6 .050 10/10/25 50,816
275,000 General Motors Financial Co, Inc 5 .000 04/09/27 271,746
300,000 Goldman Sachs Group, Inc 3 .500 04/01/25 291,301
300,000 Goldman Sachs Group, Inc 4 .482 08/23/28 293,416
280,000 Goldman Sachs Group, Inc 2 .615 04/22/32 233,237
50,000 Goldman Sachs Group, Inc 4 .017 10/31/38 43,218
100,000 Goldman Sachs Group, Inc 3 .436 02/24/43 77,064
50,000 Icahn Enterprises LP 5 .250 05/15/27 46,916
38,000 Icahn Enterprises LP 4 .375 02/01/29 32,680
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 174,876
68,000 g LPL Holdings, Inc 4 .000 03/15/29 61,200
150,000 Morgan Stanley 2 .720 07/22/25 144,574
125,000 Morgan Stanley 2 .188 04/28/26 117,282
575,000 Morgan Stanley 3 .125 07/27/26 544,546
250,000 Morgan Stanley 1 .512 07/20/27 222,168
75,000 Morgan Stanley 1 .794 02/13/32 58,880
60,000 Northern Trust Corp 4 .600 N/A‡ 54,663
200,000 g Power Finance Corp Ltd 3 .950 04/23/30 176,146
200,000 g Societe Generale S.A. 4 .027 01/21/43 133,450
15,000 Springleaf Finance Corp 5 .375 11/15/29 12,619
200,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 187,500
TOTAL DIVERSIFIED FINANCIALS 6,068,086
ENERGY - 3 .4%
19,000 g Archrock Partners LP 6 .250 04/01/28 18,240
100,000 Cenovus Energy, Inc 2 .650 01/15/32 82,524
100,000 e Diamondback Energy, Inc 3 .125 03/24/31 86,714

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 100,000 Diamondback Energy, Inc 4 .250% 03/15/52 $ 78,457
35,000 g DT Midstream, Inc 4 .125 06/15/29 30,685
30,000 g DT Midstream, Inc 4 .375 06/15/31 26,136
45,000 Ecopetrol S.A. 6 .875 04/29/30 41,481
200,000 Ecopetrol S.A. 4 .625 11/02/31 153,894
250,000 Enbridge, Inc 5 .700 03/08/33 260,036
150,000 Enbridge, Inc 5 .750 07/15/80 133,454
33,000 g Energean Israel Finance Ltd 4 .875 03/30/26 30,573
100,000 Energy Transfer Operating LP 2 .900 05/15/25 95,299
50,000 Energy Transfer Operating LP 4 .750 01/15/26 49,379
100,000 Energy Transfer Operating LP 5 .500 06/01/27 101,073
150,000 Energy Transfer Operating LP 4 .950 06/15/28 148,960
100,000 Energy Transfer Operating LP 6 .250 04/15/49 99,073
175,000 Energy Transfer Operating LP 5 .000 05/15/50 149,367
6,000 g EnLink Midstream LLC 5 .625 01/15/28 5,880
80,000 g EnLink Midstream LLC 6 .500 09/01/30 80,897
100,000 Enterprise Products Operating LLC 3 .700 02/15/26 97,641
100,000 Enterprise Products Operating LLC 3 .125 07/31/29 91,611
100,000 Enterprise Products Operating LLC 4 .250 02/15/48 85,210
100,000 Enterprise Products Operating LLC 4 .200 01/31/50 84,844
100,000 Enterprise Products Operating LLC 3 .200 02/15/52 71,127
25,000 Enterprise Products Operating LLC 3 .300 02/15/53 18,085
100,000 g EQM Midstream Partners LP 4 .500 01/15/29 85,000
25,000 g EQT Corp 3 .125 05/15/26 23,124
200,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 164,175
10,000 g Hilcorp Energy I LP 5 .750 02/01/29 9,205
9,000 g Hilcorp Energy I LP 6 .000 02/01/31 8,287
50,000 g Holly Energy Partners LP 6 .375 04/15/27 49,444
75,000 Marathon Petroleum Corp 3 .800 04/01/28 71,492
100,000 Marathon Petroleum Corp 5 .000 09/15/54 86,003
150,000 MPLX LP 1 .750 03/01/26 136,892
450,000 MPLX LP 2 .650 08/15/30 381,609
125,000 MPLX LP 4 .700 04/15/48 104,956
34,000 Murphy Oil Corp 5 .875 12/01/27 33,114
33,000 Occidental Petroleum Corp 5 .500 12/01/25 32,963
200,000 g Oleoducto Central S.A. 4 .000 07/14/27 171,044
225,000 ONEOK, Inc 4 .550 07/15/28 217,659
225,000 ONEOK, Inc 4 .350 03/15/29 212,753
100,000 ONEOK, Inc 4 .500 03/15/50 77,457
67,000 g Parkland Corp 4 .500 10/01/29 59,532
200,000 g Pertamina Persero PT 1 .400 02/09/26 182,751
100,000 Petroleos Mexicanos 5 .950 01/28/31 76,530
67,000 Petroleos Mexicanos 6 .700 02/16/32 53,333
200,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 180,828
200,000 Phillips 66 2 .150 12/15/30 165,043
100,000 Phillips 66 3 .300 03/15/52 70,687
200,000 g Qatar Petroleum 2 .250 07/12/31 169,955
200,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 190,557
175,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 178,589
175,000 Sabine Pass Liquefaction LLC 4 .200 03/15/28 168,123
50,000 g Santos Finance Ltd 3 .649 04/29/31 41,760
200,000 g Saudi Arabian Oil Co 2 .250 11/24/30 168,672
125,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 119,125
25,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 22,223
23,000 Sunoco LP 4 .500 05/15/29 21,110
100,000 Targa Resources Corp 4 .200 02/01/33 89,969
25,000 Targa Resources Partners LP 6 .500 07/15/27 25,489
150,000 Total Capital International S.A. 3 .127 05/29/50 111,199
200,000 TransCanada Trust 5 .500 09/15/79 166,836
20,000 g Transocean, Inc 8 .750 02/15/30 20,400

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 40,000 USA Compression Partners LP 6 .875% 04/01/26 $ 38,878
25,000 USA Compression Partners LP 6 .875 09/01/27 23,890
300,000 Williams Cos, Inc 5 .650 03/15/33 309,816
TOTAL ENERGY 6,641,112
FOOD & STAPLES RETAILING - 0 .2%
70,000 g Albertsons Cos, Inc 6 .500 02/15/28 70,175
60,000 Kroger Co 3 .875 10/15/46 47,582
100,000 SYSCO Corp 3 .150 12/14/51 69,878
100,000 Walmart, Inc 1 .050 09/17/26 90,146
200,000 Walmart, Inc 1 .800 09/22/31 169,146
TOTAL FOOD & STAPLES RETAILING 446,927
FOOD, BEVERAGE & TOBACCO - 1 .0%
380,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 388,063
50,000 Anheuser-Busch InBev Worldwide, Inc 4 .439 10/06/48 45,621
200,000 BAT Capital Corp 2 .259 03/25/28 171,470
100,000 BAT Capital Corp 4 .906 04/02/30 96,562
200,000 BAT International Finance plc 4 .448 03/16/28 190,101
175,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 148,313
100,000 Constellation Brands, Inc 4 .400 11/15/25 98,644
100,000 Constellation Brands, Inc 3 .700 12/06/26 96,676
100,000 Constellation Brands, Inc 3 .150 08/01/29 91,427
100,000 Constellation Brands, Inc 2 .875 05/01/30 87,711
100,000 Constellation Brands, Inc 2 .250 08/01/31 82,155
100,000 Diageo Capital plc 2 .125 10/24/24 96,122
100,000 Diageo Capital plc 2 .375 10/24/29 87,865
200,000 Diageo Capital plc 2 .000 04/29/30 170,397
75,000 g Primo Water Holdings, Inc 4 .375 04/30/29 65,444
TOTAL FOOD, BEVERAGE & TOBACCO 1,916,571
HEALTH CARE EQUIPMENT & SERVICES - 1 .4%
60,000 Abbott Laboratories 5 .300 05/27/40 64,458
100,000 Anthem, Inc 2 .250 05/15/30 85,858
55,000 Becton Dickinson & Co 2 .823 05/20/30 49,075
100,000 Boston Scientific Corp 2 .650 06/01/30 88,356
35,000 Centene Corp 2 .450 07/15/28 30,450
180,000 Centene Corp 3 .000 10/15/30 151,575
40,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 31,378
55,000 Cigna Corp 3 .200 03/15/40 43,082
225,000 CVS Health Corp 3 .750 04/01/30 210,486
400,000 CVS Health Corp 1 .750 08/21/30 325,178
400,000 CVS Health Corp 4 .780 03/25/38 381,312
200,000 CVS Health Corp 5 .050 03/25/48 187,101
100,000 Elevance Health, Inc 5 .125 02/15/53 99,609
160,000 HCA, Inc 5 .625 09/01/28 161,859
100,000 g HCA, Inc 3 .625 03/15/32 88,153
100,000 HCA, Inc 5 .500 06/15/47 93,869
100,000 Humana, Inc 3 .950 03/15/27 96,790
300,000 Humana, Inc 2 .150 02/03/32 243,197
67,000 MPT Operating Partnership LP 3 .500 03/15/31 45,104
10,000 Tenet Healthcare Corp 4 .625 06/15/28 9,224
80,000 Tenet Healthcare Corp 4 .375 01/15/30 71,800
240,000 UnitedHealth Group, Inc 2 .300 05/15/31 205,628
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,763,542
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
100,000 Church & Dwight Co, Inc 2 .300 12/15/31 83,910

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 100,000 Church & Dwight Co, Inc 5 .000% 06/15/52 $ 99,249
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 183,159
INSURANCE - 1 .4%
62,000 g Acrisure LLC 4 .250 02/15/29 52,855
85,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 84,044
25,000 g AmWINS Group, Inc 4 .875 06/30/29 22,125
250,000 Aon Corp 5 .350 02/28/33 258,952
175,000 Aon plc 3 .500 06/14/24 171,746
75,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 67,446
75,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 62,715
100,000 CNA Financial Corp 3 .950 05/15/24 98,406
100,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 92,487
500,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 440,101
100,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 84,423
100,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 67,233
100,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 75,741
100,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 95,108
250,000 MetLife, Inc 3 .600 04/10/24 245,925
100,000 MetLife, Inc 5 .000 07/15/52 93,554
115,000 MetLife, Inc 3 .850 N/A‡ 101,321
150,000 PartnerRe Finance B LLC 4 .500 10/01/50 124,500
180,000 Prudential Financial, Inc 5 .200 03/15/44 171,000
300,000 Prudential Financial, Inc 5 .125 03/01/52 264,327
100,000 Reinsurance Group of America, Inc 3 .900 05/15/29 94,271
TOTAL INSURANCE 2,768,280
MATERIALS - 1 .7%
100,000 e Albemarle Corp 4 .650 06/01/27 98,351
200,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 166,378
100,000 g Anglo American Capital plc 3 .875 03/16/29 91,965
200,000 g Anglo American Capital plc 2 .625 09/10/30 166,406
200,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 174,945
38,000 Ball Corp 2 .875 08/15/30 31,652
150,000 Bemis Co, Inc 2 .630 06/19/30 125,834
225,000 Berry Global, Inc 1 .570 01/15/26 204,257
150,000 Berry Global, Inc 1 .650 01/15/27 131,319
200,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 183,994
200,000 g Cemex SAB de C.V. 5 .450 11/19/29 188,291
200,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 179,272
200,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 191,627
200,000 g Freeport Indonesia PT 5 .315 04/14/32 186,218
200,000 g GCC SAB de C.V. 3 .614 04/20/32 167,804
35,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 35,000
70,000 Newmont Corp 2 .250 10/01/30 58,805
65,000 Newmont Corp 2 .600 07/15/32 54,404
100,000 g Nova Chemicals Corp 4 .875 06/01/24 98,657
100,000 Nutrien Ltd 2 .950 05/13/30 88,027
200,000 g OCP S.A. 3 .750 06/23/31 163,287
200,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 178,131
19,000 g PolyOne Corp 5 .750 05/15/25 18,801
200,000 Suzano Austria GmbH 3 .750 01/15/31 174,052
200,000 g UltraTech Cement Ltd 2 .800 02/16/31 160,448
100,000 WRKCo, Inc 3 .000 06/15/33 81,969
TOTAL MATERIALS 3,399,894
MEDIA & ENTERTAINMENT - 2 .2%
100,000 Activision Blizzard, Inc 1 .350 09/15/30 81,003
100,000 g Arches Buyer, Inc 4 .250 06/01/28 83,575
200,000 g Cable Onda S.A. 4 .500 01/30/30 165,420

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 100,000 g CCO Holdings LLC 5 .125% 05/01/27 $ 94,500
100,000 Charter Communications Operating LLC 4 .400 04/01/33 88,741
50,000 Charter Communications Operating LLC 5 .125 07/01/49 39,578
600,000 Charter Communications Operating LLC 4 .800 03/01/50 457,316
150,000 Comcast Corp 4 .150 10/15/28 148,384
400,000 e Comcast Corp 1 .500 02/15/31 321,193
300,000 Comcast Corp 3 .200 07/15/36 252,742
500,000 Comcast Corp 2 .887 11/01/51 341,350
40,000 g DIRECTV Holdings LLC 5 .875 08/15/27 36,228
250,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 237,023
250,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 227,048
15,000 Lamar Media Corp 3 .625 01/15/31 12,900
200,000 g Magallanes, Inc 3 .755 03/15/27 188,346
100,000 g Magallanes, Inc 4 .054 03/15/29 93,013
325,000 g Magallanes, Inc 5 .050 03/15/42 271,841
25,000 g Magallanes, Inc 5 .141 03/15/52 20,256
225,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 218,435
33,000 g News Corp 3 .875 05/15/29 29,329
200,000 g POSCO 4 .500 08/04/27 196,373
100,000 S&P Global, Inc 4 .250 05/01/29 98,446
110,000 g Sirius XM Radio, Inc 4 .000 07/15/28 94,483
50,000 g Sirius XM Radio, Inc 4 .125 07/01/30 40,875
50,000 Time Warner Cable LLC 5 .875 11/15/40 45,317
300,000 g,i Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .184 01/05/27 299,640
200,000 e Weibo Corp 3 .375 07/08/30 162,730
TOTAL MEDIA & ENTERTAINMENT 4,346,085
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .4%
100,000 AbbVie, Inc 2 .850 05/14/23 99,705
525,000 AbbVie, Inc 4 .050 11/21/39 468,948
450,000 Amgen, Inc 5 .250 03/02/33 462,329
350,000 Amgen, Inc 5 .650 03/02/53 364,245
125,000 AstraZeneca Finance LLC 1 .200 05/28/26 113,832
100,000 AstraZeneca Finance LLC 2 .250 05/28/31 86,035
150,000 AstraZeneca plc 1 .375 08/06/30 122,278
30,000 g Avantor Funding, Inc 4 .625 07/15/28 28,425
155,000 Bristol-Myers Squibb Co 2 .350 11/13/40 111,680
100,000 Bristol-Myers Squibb Co 2 .550 11/13/50 66,905
75,000 Danaher Corp 2 .800 12/10/51 52,312
150,000 Eli Lilly & Co 4 .875 02/27/53 155,101
100,000 Merck & Co, Inc 2 .750 12/10/51 70,782
200,000 g Organon Finance  LLC 5 .125 04/30/31 177,528
175,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 147,769
150,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 135,750
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,663,624
REAL ESTATE - 2 .5%
150,000 Agree LP 2 .000 06/15/28 127,112
100,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 96,377
100,000 e Alexandria Real Estate Equities, Inc 3 .950 01/15/28 94,665
100,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 97,267
100,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 74,911
100,000 American Tower Corp 2 .950 01/15/25 96,271
50,000 American Tower Corp 3 .375 10/15/26 47,373
150,000 American Tower Corp 3 .800 08/15/29 139,402
175,000 American Tower Corp 2 .900 01/15/30 152,192
50,000 American Tower Corp 2 .100 06/15/30 40,851
50,000 American Tower Corp 1 .875 10/15/30 39,656
150,000 Brandywine Operating Partnership LP 4 .100 10/01/24 138,325
200,000 Brixmor Operating Partnership LP 3 .850 02/01/25 191,870

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE—continued
$ 100,000 Brixmor Operating Partnership LP 2 .250% 04/01/28 $ 85,746
50,000 Corporate Office Properties LP 2 .750 04/15/31 37,044
245,000 Crown Castle International Corp 2 .250 01/15/31 203,050
50,000 CubeSmart LP 2 .250 12/15/28 42,922
50,000 Equinix, Inc 2 .150 07/15/30 40,883
150,000 Essential Properties LP 2 .950 07/15/31 110,108
50,000 Essex Portfolio LP 3 .000 01/15/30 43,508
125,000 Federal Realty Investment Trust 1 .250 02/15/26 114,045
175,000 Healthcare Realty Holdings LP 3 .875 05/01/25 168,835
100,000 Healthcare Realty Holdings LP 2 .400 03/15/30 79,858
100,000 Healthcare Realty Holdings LP 2 .050 03/15/31 75,821
125,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 116,278
50,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 43,326
100,000 Highwoods Realty LP 3 .875 03/01/27 90,560
50,000 Highwoods Realty LP 2 .600 02/01/31 33,620
28,000 Kennedy-Wilson, Inc 4 .750 03/01/29 22,260
29,000 Kennedy-Wilson, Inc 5 .000 03/01/31 21,280
110,000 Life Storage LP 2 .400 10/15/31 88,662
100,000 Mid-America Apartments LP 4 .300 10/15/23 99,711
125,000 Mid-America Apartments LP 3 .750 06/15/24 122,805
200,000 Mid-America Apartments LP 2 .750 03/15/30 175,000
100,000 Mid-America Apartments LP 1 .700 02/15/31 79,236
100,000 Mid-America Apartments LP 2 .875 09/15/51 64,378
150,000 Regency Centers LP 3 .900 11/01/25 143,863
100,000 Regency Centers LP 3 .600 02/01/27 95,705
100,000 Regency Centers LP 2 .950 09/15/29 86,558
100,000 Retail Properties of America, Inc 4 .750 09/15/30 90,365
500,000 g SBA Tower Trust 2 .836 01/15/25 473,637
420,000 g SBA Tower Trust 1 .884 01/15/26 379,439
87,000 SITE Centers Corp 3 .625 02/01/25 82,313
100,000 Weingarten Realty Investors 3 .250 08/15/26 93,785
100,000 Weyerhaeuser Co 4 .000 03/09/52 80,835
TOTAL REAL ESTATE 4,821,708
RETAILING - 0 .6%
25,000 e,g Asbury Automotive Group, Inc 4 .625 11/15/29 22,375
50,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 43,800
100,000 AutoZone, Inc 1 .650 01/15/31 79,625
100,000 Genuine Parts Co 2 .750 02/01/32 83,054
20,000 g Hanesbrands, Inc 9 .000 02/15/31 20,475
80,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 66,928
45,000 g Lithia Motors, Inc 4 .625 12/15/27 41,860
38,000 g Magic Mergeco, Inc 5 .250 05/01/28 31,671
125,000 O'Reilly Automotive, Inc 3 .600 09/01/27 120,669
100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 96,165
250,000 O'Reilly Automotive, Inc 1 .750 03/15/31 201,054
200,000 g Prosus NV 4 .193 01/19/32 169,913
50,000 g Staples, Inc 7 .500 04/15/26 43,807
28,000 g Superior Plus LP 4 .500 03/15/29 25,000
50,000 e Target Corp 4 .400 01/15/33 49,710
TOTAL RETAILING 1,096,106
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
18,000 g Broadcom, Inc 3 .187 11/15/36 13,641
465,000 g Broadcom, Inc 4 .926 05/15/37 422,864
115,000 NVIDIA Corp 2 .000 06/15/31 96,754
100,000 NXP BV 3 .875 06/18/26 96,573
100,000 NXP BV 4 .400 06/01/27 98,791
100,000 NXP BV 3 .400 05/01/30 89,919

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 125,000 e NXP BV 3 .125% 02/15/42 $ 88,646
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 907,188
SOFTWARE & SERVICES - 0 .7%
105,000 Adobe, Inc 2 .300 02/01/30 93,255
200,000 e,g CA Magnum Holdings 5 .375 10/31/26 175,141
80,000 Fiserv, Inc 3 .500 07/01/29 74,255
147,000 Microsoft Corp 2 .525 06/01/50 104,014
90,000 g NortonLifeLock, Inc 6 .750 09/30/27 90,468
55,000 g Open Text Corp 3 .875 12/01/29 46,298
15,000 g Open Text Holdings, Inc 4 .125 02/15/30 12,868
200,000 Oracle Corp 4 .900 02/06/33 195,893
125,000 Oracle Corp 5 .550 02/06/53 119,005
125,000 Roper Technologies, Inc 1 .400 09/15/27 108,382
75,000 Roper Technologies, Inc 2 .000 06/30/30 61,778
200,000 salesforce.com, Inc 2 .700 07/15/41 150,245
50,000 Visa, Inc 2 .700 04/15/40 39,708
TOTAL SOFTWARE & SERVICES 1,271,310
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
165,000 Amphenol Corp 2 .800 02/15/30 148,007
175,000 Apple, Inc 2 .450 08/04/26 166,568
575,000 Apple, Inc 2 .050 09/11/26 537,724
60,000 Apple, Inc 2 .650 02/08/51 42,045
65,000 Dell International LLC 5 .300 10/01/29 65,490
80,000 g Imola Merger Corp 4 .750 05/15/29 71,567
50,000 g Sensata Technologies BV 4 .000 04/15/29 45,174
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,076,575
TELECOMMUNICATION SERVICES - 2 .4%
200,000 America Movil SAB de C.V. 4 .700 07/21/32 196,968
564,000 AT&T, Inc 2 .550 12/01/33 453,654
150,000 AT&T, Inc 4 .500 05/15/35 140,514
150,000 AT&T, Inc 3 .500 06/01/41 118,378
730,000 AT&T, Inc 3 .550 09/15/55 524,000
250,000 g Bharti Airtel Ltd 3 .250 06/03/31 215,929
200,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 158,750
200,000 e,g Millicom International Cellular S.A. 4 .500 04/27/31 160,630
200,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 199,187
100,000 Telefonica Emisiones SAU 4 .103 03/08/27 96,751
100,000 e Telefonica Emisiones SAU 4 .895 03/06/48 83,216
20,000 T-Mobile USA, Inc 2 .250 02/15/26 18,601
455,000 T-Mobile USA, Inc 2 .625 02/15/29 400,860
225,000 T-Mobile USA, Inc 3 .875 04/15/30 211,121
100,000 T-Mobile USA, Inc 3 .000 02/15/41 74,131
125,000 T-Mobile USA, Inc 3 .300 02/15/51 88,882
50,000 Verizon Communications, Inc 1 .680 10/30/30 40,359
25,000 Verizon Communications, Inc 1 .750 01/20/31 20,165
200,000 Verizon Communications, Inc 2 .550 03/21/31 170,378
575,000 Verizon Communications, Inc 2 .355 03/15/32 471,729
550,000 Verizon Communications, Inc 3 .400 03/22/41 437,279
200,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 171,444
110,000 Vodafone Group plc 4 .375 02/19/43 93,385
150,000 Vodafone Group plc 4 .250 09/17/50 122,204
TOTAL TELECOMMUNICATION SERVICES 4,668,515
TRANSPORTATION - 0 .3%
65,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 47,313
275,000 Canadian Pacific Railway Co 2 .050 03/05/30 233,651
100,000 CSX Corp 3 .800 03/01/28 97,284

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 75,000 CSX Corp 4 .250% 03/15/29 $ 74,069
50,000 Union Pacific Corp 2 .891 04/06/36 41,271
100,000 Union Pacific Corp 3 .839 03/20/60 80,959
TOTAL TRANSPORTATION 574,547
UTILITIES - 3 .4%
100,000 AEP Transmission Co LLC 3 .100 12/01/26 95,069
75,000 AEP Transmission Co LLC 4 .000 12/01/46 64,082
100,000 AEP Transmission Co LLC 2 .750 08/15/51 66,481
150,000 AEP Transmission Co LLC 5 .400 03/15/53 156,242
200,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 159,467
650,000 Ameren Illinois Co 5 .900 12/01/52 726,104
100,000 American Water Capital Corp 3 .000 12/01/26 93,950
250,000 American Water Capital Corp 2 .800 05/01/30 222,528
60,000 American Water Capital Corp 4 .000 12/01/46 49,453
50,000 American Water Capital Corp 3 .750 09/01/47 40,265
100,000 American Water Capital Corp 3 .450 05/01/50 76,051
100,000 Atmos Energy Corp 1 .500 01/15/31 79,823
125,000 Baltimore Gas & Electric Co 3 .750 08/15/47 99,381
200,000 g Becle SAB de C.V. 2 .500 10/14/31 162,393
50,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 47,467
200,000 Black Hills Corp 4 .250 11/30/23 198,542
100,000 Black Hills Corp 3 .150 01/15/27 93,825
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 88,485
100,000 Commonwealth Edison Co 2 .750 09/01/51 66,323
100,000 Consumers Energy Co 2 .650 08/15/52 65,884
60,000 Dominion Energy, Inc 2 .250 08/15/31 49,404
190,000 Dominion Energy, Inc 3 .300 04/15/41 146,430
125,000 DTE Electric Co 5 .400 04/01/53 130,959
405,000 Duke Energy Corp 3 .300 06/15/41 305,055
50,000 Duke Energy Progress LLC 2 .500 08/15/50 31,318
100,000 Edison International 5 .375 N/A‡ 88,433
200,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 168,221
195,000 Eversource Energy 1 .650 08/15/30 156,922
40,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 37,450
44,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 37,620
100,000 Florida Power & Light Co 3 .990 03/01/49 86,689
75,000 Indiana Michigan Power Co 3 .750 07/01/47 58,658
200,000 g Israel Electric Corp Ltd 3 .750 02/22/32 174,594
125,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 124,801
150,000 MidAmerican Energy Co 3 .650 04/15/29 143,070
95,000 MidAmerican Energy Co 3 .650 08/01/48 76,881
130,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 109,886
310,000 NiSource, Inc 1 .700 02/15/31 245,386
85,000 g NRG Energy, Inc 2 .450 12/02/27 72,722
50,000 NRG Energy, Inc 5 .750 01/15/28 49,034
65,000 g NRG Energy, Inc 7 .000 03/15/33 67,335
100,000 NSTAR Electric Co 3 .950 04/01/30 96,823
100,000 Ohio Power Co 4 .150 04/01/48 85,957
100,000 Ohio Power Co 4 .000 06/01/49 83,459
50,000 ONE Gas, Inc 3 .610 02/01/24 49,233
12,000 g Pattern Energy Operations LP 4 .500 08/15/28 10,978
100,000 PECO Energy Co 3 .000 09/15/49 71,370
200,000 PECO Energy Co 2 .800 06/15/50 135,691
200,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 181,102
125,000 Public Service Co of Colorado 1 .875 06/15/31 102,104
125,000 Public Service Co of Colorado 3 .200 03/01/50 92,469
100,000 Public Service Electric and Gas Co 4 .900 12/15/32 102,302
200,000 g Saka Energi Indonesia PT 4 .450 05/05/24 190,624
75,000 Virginia Electric & Power Co 2 .950 11/15/26 70,523

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 50,000 Virginia Electric & Power Co 3 .500% 03/15/27 $ 48,008
250,000 Wisconsin Power and Light Co 4 .950 04/01/33 251,549
TOTAL UTILITIES 6,584,875
TOTAL CORPORATE BONDS 72,780,060
(Cost $81,095,737)
GOVERNMENT BONDS - 41 .2%
FOREIGN GOVERNMENT BONDS - 2 .8%
200,000 e,g African Export-Import Bank 2 .634 05/17/26 178,677
200,000 g Angolan Government International Bond 8 .750 04/14/32 168,640
EUR 100,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 80,253
50,000 g Bermuda Government International Bond 4 .750 02/15/29 49,646
200,000 g BNG Bank NV 2 .625 02/27/24 195,935
400,000 Colombia Government International Bond 3 .250 04/22/32 297,351
200,000 g Costa Rica Government International Bond 5 .625 04/30/43 174,240
200,000 g Dominican Republic Government International Bond 4 .875 09/23/32 169,577
13,286 g Ecuador Government International Bond 0 .000 07/31/30 3,971
79,525 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 36,966
56,442 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 18,754
200,000 g Egypt Government International Bond 7 .053 01/15/32 124,500
100,000 European Investment Bank 4 .875 02/15/36 110,886
200,000 g Export-Import Bank of India 2 .250 01/13/31 161,064
200,000 g Guatemala Government Bond 3 .700 10/07/33 166,781
285,000 g Hong Kong Government International Bond 4 .625 01/11/33 301,590
200,000 g Hungary Government International Bond 6 .125 05/22/28 204,640
156,250 g Iraq Government International Bond 5 .800 01/15/28 145,423
200,000 Japan Bank for International Cooperation 2 .375 04/20/26 189,350
100,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 98,207
300,000 g Jordan Government International Bond 4 .950 07/07/25 286,692
200,000 g Korea Electric Power Corp 1 .125 06/15/25 184,703
200,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 179,832
200,000 Mexico Government International Bond 5 .400 02/09/28 205,880
25,000 Mexico Government International Bond 3 .250 04/16/30 22,382
32,000 Mexico Government International Bond 6 .050 01/11/40 32,518
275,000 Mexico Government International Bond 4 .280 08/14/41 224,713
160,000 Panama Notas del Tesoro 3 .750 04/17/26 151,080
130,000 Peruvian Government International Bond 3 .000 01/15/34 105,952
140,000 Republic of Poland Government International Bond 5 .500 04/04/53 141,680
300,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 294,664
275,000 g Rwanda International Government Bond 5 .500 08/09/31 197,043
500,000 g Saudi Government International Bond 3 .750 01/21/55 384,002
200,000 g Serbia International Bond 2 .125 12/01/30 151,250
TOTAL FOREIGN GOVERNMENT BONDS 5,438,842
MORTGAGE BACKED - 21 .8%
100,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.500% 9 .060 01/25/42 95,374
310,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.100% 7 .660 03/25/42 307,517
460,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.850% 8 .410 05/25/42 467,624
510,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.650% 9 .218 06/25/42 529,982
261,534 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 260,683
52,697 i FHLMC LIBOR 1 M + 5.920% 1 .236 03/15/44 5,104
92,467 i FHLMC LIBOR 1 M + 9.920% 2 .425 06/15/48 91,112
123,249 i FHLMC LIBOR 1 M + 9.840% 2 .345 10/15/48 118,380
873,877 FHLMC 3 .000 11/01/49 795,283
230,752 FHLMC 2 .000 09/25/50 26,899
474,828 FHLMC 2 .500 02/25/51 73,885
202,956 FHLMC 3 .000 11/01/51 183,950
230,417 FHLMC 3 .000 11/01/51 210,134
58,512 FHLMC 3 .000 11/01/51 53,361

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 36,118 FHLMC 3 .000% 11/01/51 $ 33,048
512,800 FHLMC 2 .000 02/01/52 425,628
806,583 FHLMC 2 .500 02/01/52 699,970
337,498 FHLMC 2 .500 03/01/52 292,783
579,381 FHLMC 4 .000 04/01/52 554,481
416,704 FHLMC 4 .500 06/01/52 408,256
401,058 FHLMC 4 .500 07/01/52 392,943
61,619 FHLMC 4 .000 08/25/52 54,028
135,094 FHLMC 6 .000 11/01/52 137,987
15,357 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 15,700
4,790 FGLMC 5 .000 07/01/39 4,897
138,856 FGLMC 3 .500 04/01/45 131,583
388,343 FGLMC 3 .500 08/01/45 367,027
10,245 FGLMC 4 .500 06/01/47 10,326
252,199 FGLMC 4 .000 09/01/47 245,879
88,554 FGLMC 3 .500 12/01/47 83,722
80,182 FGLMC 4 .500 08/01/48 80,297
88,804 Federal National Mortgage Association (FNMA) 3 .500 06/01/32 87,365
120,156 FNMA 3 .000 10/01/32 114,899
67,514 FNMA 5 .000 05/01/35 68,949
6,209 FNMA 7 .500 07/01/35 6,192
77,125 FNMA 5 .000 02/01/36 78,765
538,867 FNMA 4 .000 11/01/37 530,508
76,519 FNMA 3 .000 10/01/39 71,525
59,489 FNMA 3 .000 05/01/40 55,311
117,350 FNMA 5 .000 09/01/40 119,851
524,513 FNMA 2 .000 03/01/42 450,865
58,519 FNMA 4 .000 09/01/42 57,130
73,460 i FNMA LIBOR 1 M + 5.950% 1 .105 09/25/43 8,364
38,352 FNMA 4 .500 03/01/44 38,570
347,651 FNMA 4 .000 05/01/44 338,559
144,316 FNMA 4 .500 10/01/44 144,088
265,871 FNMA 4 .500 11/01/44 265,450
63,560 FNMA 5 .000 11/01/44 64,914
22,287 FNMA 4 .000 01/01/45 21,760
307,249 FNMA 3 .500 01/01/46 290,171
17,790 FNMA 4 .000 04/01/46 17,324
123,487 FNMA 3 .500 07/01/46 116,625
310,366 FNMA 3 .500 07/01/46 296,040
53,717 FNMA 3 .000 10/01/46 48,610
6,428 FNMA 3 .000 11/01/47 5,817
144,552 FNMA 3 .500 11/01/47 137,617
185,329 FNMA 3 .500 01/01/48 175,029
81,874 FNMA 4 .500 01/01/48 81,902
78,171 FNMA 4 .500 02/01/48 78,197
45,132 FNMA 4 .500 05/01/48 45,147
63,287 FNMA 4 .500 05/01/48 63,309
86,544 FNMA 5 .000 08/01/48 88,103
248,802 FNMA 3 .000 07/01/50 226,207
165,643 FNMA 2 .000 08/25/50 23,256
502,289 FNMA 2 .500 11/25/50 72,946
90,875 FNMA 3 .000 02/25/51 16,468
1,405,952 FNMA 2 .000 04/01/51 1,165,540
157,858 FNMA 3 .000 09/01/51 143,265
210,430 FNMA 2 .500 11/25/51 27,466
460,065 FNMA 2 .000 12/01/51 381,413
157,072 FNMA 2 .000 01/01/52 131,387
377,547 FNMA 2 .000 02/01/52 313,364
476,189 FNMA 2 .500 02/01/52 413,096
477,878 FNMA 2 .500 02/01/52 414,712

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 91,727 FNMA 2 .500% 02/01/52 $ 79,423
288,280 FNMA 3 .500 02/01/52 270,136
336,786 FNMA 2 .000 03/01/52 279,210
796,811 FNMA 3 .000 04/01/52 718,703
28,104 FNMA 3 .500 04/01/52 26,115
437,077 FNMA 3 .500 05/01/52 406,162
1,133,433 FNMA 3 .500 05/01/52 1,053,403
552,243 FNMA 4 .000 05/01/52 528,393
167,776 FNMA 3 .500 06/01/52 156,235
887,758 FNMA 4 .000 06/01/52 849,052
208,990 FNMA 4 .500 06/01/52 204,762
2,125,520 FNMA 4 .000 07/01/52 2,033,282
1,648,931 FNMA 4 .000 07/01/52 1,577,545
186,168 FNMA 4 .500 07/01/52 182,421
113,708 FNMA 4 .500 07/01/52 111,456
789,801 FNMA 4 .500 07/01/52 773,825
165,782 FNMA 4 .500 07/25/52 154,627
1,692,073 FNMA 5 .000 08/01/52 1,687,976
103,040 FNMA 4 .500 08/25/52 93,447
835,916 FNMA 4 .000 09/01/52 799,467
2,035,898 FNMA 4 .500 09/01/52 1,994,663
75,744 FNMA 4 .000 09/25/52 65,825
92,121 FNMA 4 .000 09/25/52 85,674
3,947,983 FNMA 4 .000 10/01/52 3,775,843
266,050 FNMA 5 .000 10/01/52 265,316
81,817 FNMA 4 .500 10/25/52 81,291
76,703 FNMA 4 .500 10/25/52 76,037
556,795 FNMA 4 .500 11/01/52 545,507
117,660 FNMA 5 .500 11/25/52 120,787
424,172 FNMA 5 .500 02/01/53 428,437
123,857 Freddie Mac REMICS 3 .000 10/25/50 91,613
95,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 5.650% 8 .647 04/25/42 92,871
120,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 4.350% 8 .910 04/25/42 118,093
435,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.350% 7 .910 05/25/42 438,557
50,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.550% 8 .110 08/25/42 48,985
290,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 3.700% 8 .260 09/25/42 295,442
425,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 2.400% 6 .960 02/25/42 413,395
530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.500% 9 .060 06/25/42 550,680
225,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.000% 8 .560 07/25/42 224,625
3,699 Government National Mortgage Association (GNMA) 5 .000 03/15/34 3,782
19,166 GNMA 5 .000 06/15/34 19,621
1,836 GNMA 5 .000 04/15/38 1,884
3,399 GNMA 4 .500 04/15/40 3,410
64,219 GNMA 2 .500 12/20/43 58,255
63,543 GNMA 3 .000 03/20/45 57,072
91,178 GNMA 4 .000 06/20/46 11,974
144,777 i GNMA LIBOR 1 M + 6.100% 1 .339 03/20/50 18,493
232,932 GNMA 3 .000 11/20/51 178,094
247,533 GNMA 3 .000 01/20/52 191,827
38,086 GNMA 2 .500 02/20/52 32,569
1,399,343 GNMA 3 .000 05/20/52 1,274,443
975,163 GNMA 3 .500 07/20/52 914,049
102,698 GNMA 4 .000 07/20/52 92,964
579,330 GNMA 4 .000 08/20/52 557,669
393,141 GNMA 4 .500 08/20/52 387,322
142,645 GNMA 4 .500 09/20/52 135,508
148,293 GNMA 4 .500 09/20/52 145,598
222,855 GNMA 5 .000 11/20/52 223,259
96,074 g,i GS Mortgage-Backed Securities Trust 2 .724 01/25/52 68,453
179,873 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 142,570

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 135,426 g,i GS Mortgage-Backed Securities Trust 2 .500% 05/01/52 $ 117,468
96,770 g,i GS Mortgage-Backed Securities Trust 2 .834 05/28/52 74,360
204,929 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 169,423
52,812 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 40,626
230,927 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 182,812
328,158 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 276,208
355,392 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 293,817
118,704 g,i JP Morgan Mortgage Trust 3 .000 09/25/52 98,523
188,726 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 156,027
119,111 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 98,474
124,081 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 102,583
97,643 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 92,494
97,643 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 94,024
TOTAL MORTGAGE BACKED 42,468,855
MUNICIPAL BONDS - 0 .6%
200,000 City & County of San Francisco CA Community Facilities
District
3 .264 09/01/25 192,900
200,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 184,301
500,000 County of Miami-Dade FL Aviation Revenue 3 .049 10/01/26 476,762
170,000 New York State Dormitory Authority 4 .294 07/01/44 152,853
300,000 State of Oregon Department of Administrative Services 4 .103 05/01/39 274,913
TOTAL MUNICIPAL BONDS 1,281,729
U.S. TREASURY SECURITIES - 16 .0%
1,100,000 United States Treasury Bond 3 .125 11/15/41 1,002,719
1,535,700 United States Treasury Bond 3 .000 11/15/45 1,336,239
1,615,000 United States Treasury Bond 2 .875 11/15/46 1,376,220
765,000 United States Treasury Bond 3 .000 05/15/47 665,759
176,000 United States Treasury Bond 3 .375 11/15/48 164,629
1,185,900 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 1,166,768
100,000 United States Treasury Note 0 .125 05/31/23 99,271
500,000 e United States Treasury Note 4 .625 02/28/25 504,863
1,000,000 United States Treasury Note 0 .875 09/30/26 905,625
65,000 United States Treasury Note 0 .500 10/31/27 56,403
415,000 e United States Treasury Note 4 .000 02/29/28 422,489
1,855,000 United States Treasury Note 1 .375 10/31/28 1,645,805
7,501,000 United States Treasury Note 3 .500 02/15/33 7,512,720
300,000 United States Treasury Note 2 .250 05/15/41 238,254
500,000 United States Treasury Note 2 .000 11/15/41 377,363
5,111,800 United States Treasury Note 2 .375 02/15/42 4,110,606
3,670,000 United States Treasury Note 3 .875 02/15/43 3,702,686
5,132,300 United States Treasury Note 4 .000 11/15/52 5,446,653
450,000 United States Treasury Note 3 .625 02/15/53 446,766
TOTAL U.S. TREASURY SECURITIES 31,181,838
TOTAL GOVERNMENT BONDS 80,371,264
(Cost $84,411,686)
STRUCTURED ASSETS - 18 .0%
ASSET BACKED - 7 .1%
250,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 6 .442 01/17/35 244,829
Series - 2021 16A (Class B)
250,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 235,267
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .490 09/18/26 229,668
Series - 2020 3 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 227,570
Series - 2021 1 (Class D)

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 100,000 g AMSR Trust 3 .148% 01/19/39 $ 92,605
Series - 2019 SFR1 (Class C)
100,000 g AMSR Trust 3 .247 01/19/39 92,136
Series - 2019 SFR1 (Class D)
214,008 g Apollo aviation securitization 2 .798 01/15/47 183,626
Series - 2021 2A (Class A)
150,908 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 143,716
Series - 2019 A (Class A)
94,087 g Capital Automotive REIT 1 .440 08/15/51 82,714
Series - 2021 1A (Class A1)
99,792 g Capital Automotive REIT 1 .920 08/15/51 87,421
Series - 2021 1A (Class A3)
1,250,000 CarMax Auto Owner Trust 1 .280 07/15/27 1,138,080
Series - 2021 1 (Class D)
97,875 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 84,059
Series - 2020 1A (Class A1)
98,875 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 87,805
Series - 2020 1A (Class A3)
100,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 87,960
Series - 2020 1A (Class B1)
90,412 Carvana Auto Receivables Trust 1 .720 09/11/28 86,977
Series - 2021 N4 (Class C)
345,000 g Carvana Auto Receivables Trust 4 .130 12/11/28 325,190
Series - 2022 N1 (Class D)
250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 242,126
Series - 2020 1A (Class B1R)
144,702 †,g,i CBRE Realty Finance LIBOR 3 M + 0.300% 0 .438 04/07/52 362
Series - 2007 1A (Class A2)
2,801 Centex Home Equity 5 .540 01/25/32 2,723
Series - 2002 A (Class AF6)
451,253 g CF Hippolyta LLC 1 .690 07/15/60 409,766
Series - 2020 1 (Class A1)
220,404 g CF Hippolyta LLC 1 .990 07/15/60 186,206
Series - 2020 1 (Class A2)
90,251 g CF Hippolyta LLC 2 .280 07/15/60 81,489
Series - 2020 1 (Class B1)
236,412 g CF Hippolyta LLC 1 .530 03/15/61 208,646
Series - 2021 1A (Class A1)
236,412 g CF Hippolyta LLC 1 .980 03/15/61 205,871
Series - 2021 1A (Class B1)
230,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 206,441
Series - 2021 1A (Class A2)
120,625 g DB Master Finance LLC 4 .352 05/20/49 113,778
Series - 2019 1A (Class A23)
197,500 g DB Master Finance LLC 2 .045 11/20/51 173,741
Series - 2021 1A (Class A2I)
98,750 g DB Master Finance LLC 2 .493 11/20/51 83,829
Series - 2021 1A (Class A2II)
46,408 g Diamond Resorts Owner Trust 2 .890 02/20/32 44,385
Series - 2019 1A (Class A)
37,231 g Diamond Resorts Owner Trust 2 .050 11/21/33 34,252
Series - 2021 1A (Class B)
328,125 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 317,144
Series - 2015 1A (Class A2II)
215,438 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 206,515
Series - 2018 1A (Class A2I)
147,375 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 126,490
Series - 2021 1A (Class A2I)
27,333 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 5 .945 05/25/37 26,788
Series - 2007 2 (Class A2C)

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 143,282 g FNA VI LLC 1 .350% 01/10/32 $ 130,415
Series - 2021 1A (Class A)
250,000 g,i Gracie Point International Funding 30d Avg SOFR + 3.350% 7 .971 07/01/24 250,070
Series - 2022 2A (Class B)
446,000 g,i GRACIE POINT INTERNATIONAL FUNDING 30d Avg SOFR + 2.750% 7 .267 04/01/24 445,394
Series - 2022 1A (Class B)
69,229 g HERO Funding Trust 3 .190 09/20/48 63,630
Series - 2017 3A (Class A1)
69,229 g HERO Funding Trust 3 .950 09/20/48 64,972
Series - 2017 3A (Class A2)
150,000 g Hertz Vehicle Financing LLC 1 .560 12/26/25 139,824
Series - 2021 1A (Class B)
89,398 g Hilton Grand Vacations Trust 2 .960 12/26/28 88,181
Series - 2017 AA (Class B)
77,049 g Hilton Grand Vacations Trust 2 .340 07/25/33 72,552
Series - 2019 AA (Class A)
4,106 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 4,000
Series - 2003 1 (Class M1)
382,445 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 329,534
Series - 2019 1 (Class A)
222,449 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 180,182
Series - 2019 2 (Class A)
100,000 g Hpefs Equipment Trust 4 .430 09/20/29 97,980
Series - 2022 2A (Class C)
99,995 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 5 .959 01/17/38 99,301
Series - 2018 SFR4 (Class B)
250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 7 .532 10/06/23 242,500
Series - 2020 A (Class A)
250,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 6 .895 01/18/34 239,037
Series - 2021 59A (Class C)
250,000 g,i Massachusetts St LIBOR 3 M + 1.650% 6 .442 01/15/35 243,521
Series - 2021 3A (Class B)
102,258 g MVW LLC 1 .830 05/20/39 91,643
Series - 2021 2A (Class B)
114,697 g MVW Owner Trust 2 .420 12/20/34 112,973
Series - 2017 1A (Class A)
81,141 g MVW Owner Trust 3 .450 01/21/36 79,022
Series - 2018 1A (Class A)
69,811 g MVW Owner Trust 3 .000 11/20/36 65,856
Series - 2019 1A (Class B)
34,968 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 32,082
Series - 2020 HA (Class A)
143,280 g Navient Student Loan Trust 3 .390 12/15/59 136,594
Series - 2019 BA (Class A2A)
250,000 g,i Navistar Financial Dealer Note Master Owner Trust II 30d Avg SOFR + 1.800% 6 .360 05/25/27 250,339
Series - 2022 1 (Class B)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.060% 5 .852 04/16/33 246,751
Series - 2021 40A (Class A)
250,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 6 .192 04/16/33 244,710
Series - 2021 40A (Class B)
236,207 g Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 209,795
Series - 2021 1A (Class A1)
97,716 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 87,348
Series - 2021 2A (Class A1)
250,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 6 .445 01/18/36 244,435
Series - 2021 10A (Class B)
74,853 g OneMain Financial Issuance Trust 3 .840 05/14/32 74,341
Series - 2020 1A (Class A)
150,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 134,615
Series - 2020 2A (Class A)

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 250,000 g Oportun Funding XIV LLC 1 .210% 03/08/28 $ 236,671
Series - 2021 A (Class A)
200,000 g PFS Financing Corp 1 .270 06/15/25 198,389
Series - 2020 A (Class A)
250,000 g PFS Financing Corp 1 .770 06/15/25 247,650
Series - 2020 A (Class B)
250,000 g PFS Financing Corp 0 .960 04/15/26 237,121
Series - 2021 A (Class B)
250,000 Santander Drive Auto Receivables Trust 1 .480 01/15/27 240,668
Series - 2020 4 (Class D)
282,934 g Settlement Fee Finance LLC 3 .840 11/01/49 274,701
Series - 2019 1A (Class A)
36,763 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 35,276
Series - 2019 1A (Class A)
33,615 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 31,334
Series - 2021 1A (Class A)
33,615 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 31,073
Series - 2021 1A (Class B)
33,615 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 30,985
Series - 2021 1A (Class C)
95,121 g SoFi Professional Loan Program LLC 2 .840 01/25/41 91,728
Series - 2017 F (Class A2FX)
175,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 159,969
Series - 2020 1A (Class A2)
250,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 222,016
Series - 2021 1A (Class A2)
4,626 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 5 .745 09/25/34 4,503
Series - 2004 8 (Class M1)
94,250 g Taco Bell Funding LLC 4 .970 05/25/46 92,027
Series - 2016 1A (Class A23)
128,375 g Taco Bell Funding LLC 1 .946 08/25/51 111,631
Series - 2021 1A (Class A2I)
98,750 g Taco Bell Funding LLC 2 .294 08/25/51 82,459
Series - 2021 1A (Class A2II)
250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 6 .508 10/20/34 243,401
Series - 2017 8A (Class A2R)
250,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 8 .624 12/07/23 245,350
Series - 2020 A (Class AA)
284,925 g Wendy's Funding LLC 2 .370 06/15/51 239,001
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 13,857,725
OTHER MORTGAGE BACKED - 10 .9%
113,624 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 102,430
Series - 2015 6 (Class A9)
100,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 67,924
Series - 2021 8 (Class A3)
500,000 g BANK 2 .500 10/17/52 300,148
Series - 2019 BN21 (Class D)
91,367 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 75,537
Series - 2021 6 (Class A19)
200,000 g BBCMS Trust 4 .197 08/10/35 188,986
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4 .267 03/15/52 368,737
Series - 2019 B9 (Class AS)
800,000 Benchmark Mortgage Trust 2 .224 08/15/54 640,069
Series - 2021 B28 (Class A5)
500,000 i Benchmark Mortgage Trust 2 .244 08/15/54 365,678
Series - 2021 B28 (Class B)

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 Benchmark Mortgage Trust 2 .429% 08/15/54 $ 387,983
Series - 2021 B28 (Class AS)
250,000 g,i CF Mortgage Trust 3 .603 04/15/52 229,816
Series - 2020 P1 (Class A2)
354,497 CFCRE Commercial Mortgage Trust 3 .644 12/10/54 341,011
Series - 2016 C7 (Class ASB)
6,472 i CHL Mortgage Pass-Through Trust 3 .798 02/20/35 6,365
Series - 2004 HYB9 (Class 1A1)
250,000 g,i Citigroup Commercial Mortgage Trust 3 .518 05/10/35 223,875
Series - 2013 375P (Class B)
100,000 g,i Citigroup Commercial Mortgage Trust 4 .481 07/10/47 87,001
Series - 2014 GC23 (Class D)
276,000 Citigroup Commercial Mortgage Trust 3 .199 08/10/56 222,379
Series - 2019 GC41 (Class B)
53,266 COMM Mortgage Trust 2 .853 10/15/45 51,451
Series - 2012 CR4 (Class A3)
1,000,000 g,i COMM Mortgage Trust 3 .969 06/10/46 951,579
Series - 2013 CR8 (Class B)
500,000 COMM Mortgage Trust 4 .377 05/10/47 457,358
Series - 2014 CR17 (Class B)
500,000 g,i COMM Mortgage Trust 4 .767 06/10/47 349,285
Series - 2014 UBS3 (Class D)
300,000 i COMM Mortgage Trust 3 .603 03/10/48 284,406
Series - 2015 CR22 (Class AM)
200,000 g,i COMM Mortgage Trust 4 .070 03/10/48 156,111
Series - 2015 CR22 (Class D)
550,000 i COMM Mortgage Trust 4 .183 05/10/48 516,259
Series - 2015 CR23 (Class B)
200,000 i COMM Mortgage Trust 4 .295 05/10/48 184,145
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3 .696 08/10/48 479,803
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3 .984 10/10/48 237,238
Series - 2015 CR27 (Class AM)
600,000 i COMM Mortgage Trust 4 .158 10/10/48 568,450
Series - 2015 LC23 (Class AM)
280,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.500% 8 .060 03/25/42 282,141
Series - 2022 R03 (Class 1M2)
105,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.000% 7 .560 04/25/42 102,537
Series - 2022 R05 (Class 2M2)
183,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .160 07/25/42 183,324
Series - 2022 R08 (Class 1M2)
465,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 4.750% 9 .318 09/25/42 482,044
Series - 2022 R09 (Class 2M2)
270,000 g,i Connecticut Avenue Securities Trust 30d Avg SOFR + 3.750% 8 .318 12/25/42 272,519
Series - 2023 R01 (Class 1M2)
110,549 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 91,216
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2 .340 08/15/53 158,846
Series - 2020 C9 (Class AM)
87,100 g,i Flagstar Mortgage Trust 4 .035 10/25/47 77,472
Series - 2017 2 (Class B3)
3,266 g,i Flagstar Mortgage Trust 4 .000 09/25/48 3,061
Series - 2018 5 (Class A11)
176,340 g,i Flagstar Mortgage Trust 2 .500 06/01/51 139,331
Series - 2021 4 (Class A21)
57,372 Freddie Mac REMICS 3 .000 09/25/50 43,016
Series - 2021 5160 (Class ZG)
75,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.500% 7 .060 01/25/42 69,386
Series - 2022 DNA1 (Class M2)

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 365,000 g,i Freddie Mac STACR REMIC Trust 30d Avg SOFR + 2.900% 7 .460% 04/25/42 $ 362,741
Series - 2022 DNA3 (Class M1B)
25,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30d Avg SOFR + 4.750% 9 .310 02/25/42 23,851
Series - 2022 DNA2 (Class B1)
4,114 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 3,881
Series - 2019 PJ2 (Class A4)
32,269 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 27,473
Series - 2020 PJ4 (Class A4)
107,548 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 91,509
Series - 2020 PJ5 (Class A4)
65,828 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 51,874
Series - 2020 PJ6 (Class A4)
170,481 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 134,701
Series - 2021 PJ5 (Class A4)
183,217 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 151,473
Series - 2022 PJ2 (Class A36)
79,941 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 63,085
Series - 2021 PJ2 (Class A4)
246,251 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 194,568
Series - 2021 PJ6 (Class A4)
158,917 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 125,564
Series - 2021 PJ8 (Class A4)
327,057 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 258,415
Series - 2021 PJ7 (Class A4)
114,493 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 94,656
Series - 2022 INV1 (Class A4)
176,503 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 145,922
Series - 2022 HP1 (Class A4)
133,318 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 110,219
Series - 2022 PJ5 (Class A36)
118,107 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 97,644
Series - 2022 PJ6 (Class A24)
149,165 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 127,504
Series - 2023 PJ1 (Class A24)
27,663 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .381 08/19/45 24,428
Series - 2005 11 (Class 2A1A)
400,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 368,141
Series - 2016 10HY (Class A)
36,674 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 32,816
Series - 2020 NQM1 (Class A3)
52,020 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 5 .695 12/25/44 49,054
Series - 2015 1 (Class B1)
8,586 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 7,711
Series - 2016 1 (Class A13)
21,393 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 19,000
Series - 2017 2 (Class A13)
22,464 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 19,829
Series - 2018 3 (Class A13)
58,710 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 51,061
Series - 2018 5 (Class A13)
46,275 g,i JP Morgan Mortgage Trust 3 .300 10/26/48 43,705
Series - 2017 5 (Class A2)
2,587 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 2,406
Series - 2018 8 (Class A13)
2,219 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 2,062
Series - 2018 9 (Class A13)
2,539 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 2,379
Series - 2019 1 (Class A3)
9,056 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 8,445
Series - 2019 1 (Class A15)

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 17,923 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 5 .567% 10/25/49 $ 17,224
Series - 2019 INV1 (Class A11)
98,031 g,i JP Morgan Mortgage Trust 3 .832 06/25/50 83,649
Series - 2020 1 (Class B2)
110,621 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 87,542
Series - 2021 6 (Class A15)
71,656 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 56,617
Series - 2021 7 (Class A15)
98,605 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 77,910
Series - 2021 8 (Class A15)
87,839 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 69,404
Series - 2021 10 (Class A15)
150,087 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 118,961
Series - 2021 11 (Class A15)
83,806 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 66,344
Series - 2021 12 (Class A15)
120,854 g,i JP Morgan Mortgage Trust 3 .349 04/25/52 97,325
Series - 2021 INV6 (Class B1)
72,512 g,i JP Morgan Mortgage Trust 3 .349 04/25/52 56,931
Series - 2021 INV6 (Class B2)
62,136 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 49,190
Series - 2021 14 (Class A15)
222,457 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 176,107
Series - 2021 15 (Class A15)
232,072 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 191,863
Series - 2022 2 (Class A25)
363,370 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 312,854
Series - 2022 LTV2 (Class A6)
500,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 476,264
Series - 2015 C29 (Class AS)
400,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 367,727
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 473,456
Series - 2015 C31 (Class AS)
450,000 i JPMBB Commercial Mortgage Securities Trust 4 .623 08/15/48 420,085
Series - 2015 C31 (Class B)
500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .237 03/17/49 414,044
Series - 2016 C1 (Class D1)
115,000 i JPMDB Commercial Mortgage Securities Trust 3 .858 03/15/50 105,932
Series - 2017 C5 (Class AS)
500,000 g,i Manhattan West 2 .335 09/10/39 409,715
Series - 2020 1MW (Class B)
48,532 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 45,232
Series - 2006 WMC1 (Class A1B)
328,128 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 02/15/47 322,136
Series - 2014 C14 (Class AS)
128,064 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 101,588
Series - 2021 5 (Class A9)
134,968 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 117,072
Series - 2021 6 (Class A4)
107,936 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 85,447
Series - 2021 6 (Class A9)
500,000 g,i Natixis Commercial Mortgage Securities Trust LIBOR 1 M + 1.579% 5 .915 07/15/36 480,543
Series - 2019 MILE (Class A)
100,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 81,318
Series - 2019 NQM4 (Class M1)
100,000 g,i NLT Trust 2 .569 08/25/56 66,385
Series - 2021 INV2 (Class M1)
216,654 g,i OBX Trust 2 .500 07/25/51 171,184
Series - 2021 J2 (Class A19)

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 187,461 g,i OBX Trust 4 .000% 10/25/52 $ 166,047
Series - 2022 INV5 (Class A13)
14,876 g,i OBX Trust LIBOR 1 M + 0.650% 5 .495 06/25/57 13,927
Series - 2018 1 (Class A2)
87,092 g,i Oceanview Mortgage Trust 2 .500 05/25/51 68,814
Series - 2021 1 (Class A19)
230,493 g,i RCKT Mortgage Trust 2 .500 02/25/52 182,692
Series - 2022 2 (Class A22)
95,242 g,i RCKT Mortgage Trust 3 .500 06/25/52 81,779
Series - 2022 4 (Class A22)
9,850 g,i Sequoia Mortgage Trust 3 .500 05/25/45 8,955
Series - 2015 2 (Class A1)
15,904 g,i Sequoia Mortgage Trust 3 .500 02/25/47 14,272
Series - 2017 2 (Class A19)
30,109 g,i Sequoia Mortgage Trust 3 .500 03/25/48 27,046
Series - 2018 3 (Class A1)
7,409 g,i Sequoia Mortgage Trust 4 .000 06/25/49 6,890
Series - 2019 2 (Class A19)
35,456 g,i Sequoia Mortgage Trust 3 .500 12/25/49 31,817
Series - 2019 5 (Class A19)
46,615 g,i Sequoia Mortgage Trust 3 .000 04/25/50 39,224
Series - 2020 3 (Class A19)
88,709 g,i Sequoia Mortgage Trust 2 .500 06/25/51 70,091
Series - 2021 4 (Class A19)
13,463 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 12,142
Series - 2017 1 (Class A19)
770,000 g SLG Office Trust 2 .851 07/15/41 559,824
Series - 2021 OVA (Class E)
1,573 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .789 02/25/48 1,469
Series - 2018 SPI1 (Class M2)
2,721 g,i STACR 3 .834 05/25/48 2,596
Series - 2018 SPI2 (Class M2)
675,000 g,i UBS-Barclays Commercial Mortgage Trust 3 .875 04/10/46 672,378
Series - 2013 C6 (Class B)
100,000 g,i Verus Securitization Trust 3 .207 11/25/59 85,305
Series - 2019 4 (Class M1)
32,460 g Verus Securitization Trust 1 .733 05/25/65 29,759
Series - 2020 5 (Class A3)
120,569 g,i Verus Securitization Trust 2 .240 10/25/66 98,438
Series - 2021 7 (Class A3)
295,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 230,283
Series - 2015 NXS3 (Class D)
2,164 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 2,057
Series - 2019 2 (Class A17)
13,676 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 12,421
Series - 2019 4 (Class A1)
87,459 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 74,551
Series - 2020 4 (Class A17)
201,786 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 159,436
Series - 2021 2 (Class A17)
85,965 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 71,071
Series - 2021 INV1 (Class A17)
97,195 g,i Wells Fargo Mortgage Backed Securities Trust 3 .316 08/25/51 78,806
Series - 2021 INV1 (Class B1)
93,711 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 77,779
Series - 2022 INV1 (Class A18)
117,138 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 100,853
Series - 2022 INV1 (Class A17)
40,000 WFRBS Commercial Mortgage Trust 3 .345 05/15/45 39,885
Series - 2013 C13 (Class AS)

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited)
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 211,702 g,i Woodward Capital Management 3 .000% 05/25/52 $ 175,022
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 21,240,712
TOTAL STRUCTURED ASSETS 35,098,437
(Cost $39,106,735)
TOTAL BONDS 188,249,761
(Cost $204,614,158)
SHARES COMPANY
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.0%
BANKS - 0 .0%
5,517 *,i Federal Home Loan Mortgage Corp (FHLMC) 8,772
17,265 * Federal National Mortgage Association (FNMA) 29,696
TOTAL BANKS 38,468
DIVERSIFIED FINANCIALS - 0 .0%
2,600 e Morgan Stanley 66,014
TOTAL DIVERSIFIED FINANCIALS 66,014
TOTAL PREFERRED STOCKS 104,482
(Cost $634,550)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 1,051,000 Federal Home Loan Bank (FHLB) 0 .000 04/03/23 1,051,000
TOTAL GOVERNMENT AGENCY DEBT 1,051,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .3%
2,608,786 c State Street Navigator Securities Lending Government
Money Market Portfolio
4 .550 2,608,786
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 2,608,786
TOTAL SHORT-TERM INVESTMENTS 3,659,786
(Cost $3,659,532)
TOTAL INVESTMENTS - 100.4% 195,639,018
(Cost $212,652,365)
OTHER ASSETS & LIABILITIES, NET - (0.4)% (767,854)
NET ASSETS - 100.0% $ 194,871,164
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate

TIAA-CREF Life Core Bond Fund March 31, 2023

Portfolio of Investments
(unaudited) (continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,521,148.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Portfolio of Investments
(unaudited)
TIAA-CREF Life Balanced Fund March 31, 2023

SHARES SECURITY VALUE
TIAA-CREF LIFE FUNDS—96.8%a
FIXED INCOME—49.8%
3,421,269
TIAA-CREF Life Core Bond Fund $ 31,373,035
TOTAL FIXED INCOME 31,373,035
INTERNATIONAL EQUITY—9.9%
716,577
TIAA-CREF Life International Equity Fund 6,270,053
TOTAL INTERNATIONAL EQUITY 6,270,053
U.S. EQUITY—40.2%
409,311
TIAA-CREF Life Growth Equity Fund 5,865,430
329,579
TIAA-CREF Life Growth & Income Fund 6,354,274
331,028
TIAA-CREF Life Large-Cap Value Fund 5,528,166
99,119
TIAA-CREF Life Real Estate Securities Fund 1,268,727
101,179
TIAA-CREF Life Small-Cap Equity Fund 1,239,445
148,435
TIAA-CREF Life Stock Index Fund 5,070,537
TOTAL U.S. EQUITY 25,326,579
TOTAL TIAA-CREF LIFE FUNDS 62,969,667
(Cost $57,469,975)
TOTAL INVESTMENTS—99.9% 62,969,667
(Cost $57,469,975)
OTHER ASSETS & LIABILITIES, NET—0.1% 48,772
NET ASSETS—100.0% $ 63,018,439
a
The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF Life Funds March 31, 2023
Portfolio of Investments
(unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds’ investments as of January 31, 2023, based on the inputs used to value them:
The following table summarizes the market value of the Funds’ investments as of March 31, 2023 , based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth Equity
Common stocks $123,806,604 $5,193,816 $— $129,000,420
Short-term investments — 3,970,000 — 3,970,000
Total $123,806,604 $9,163,816 $— $132,970,420
1 1 1 1 1
Growth & Income
Common stocks $160,035,748 $— $— $160,035,748
Short-term investments 223 852,000 — 852,223
Total $160,035,971 $852,000 $— $160,887,971
1 1 1 1 1
Large-Cap Value
Common stocks $75,748,590 $— $160 $75,748,750
Short-term investments — 286,000 — 286,000
Total $75,748,590 $286,000 $160 $76,034,750
1 1 1 1 1
Real Estate Securities
Common stocks $69,789,243 $— $— $69,789,243
Short-term investments — 595,000 — 595,000
Total $69,789,243 $595,000 $— $70,384,243
1 1 1 1 1
Small-Cap Equity
Common stocks $57,728,641 $— $— $57,728,641
Short-term investments 555 886,000 — 886,555
Futures contracts* 10,600 — — 10,600
Total $57,739,796 $886,000 $— $58,625,796
1 1 1 1 1
Social Choice Equity
Common stocks $80,298,948 $— $— $80,298,948
Short-term investments 190,983 504,000 — 694,983
Futures contracts* 16,299 — — 16,299
Total $80,506,230 $504,000 $— $81,010,230
1 1 1 1 1

TIAA-CREF Life Funds March 31, 2023

Portfolio of Investments
(unaudited)
Fund Level 1 Level 2 Level 3 Total
Stock Index
Common stocks $688,496,163 $— $17,623 $688,513,786
Rights/Warrants — — 9 9
Short-term investments 1,633,010 4,100,000 — 5,733,010
Futures contracts* 197,920 — — 197,920
Total $690,327,093 $4,100,000 $17,632 $694,444,725
1 1 1 1 1
International Equity
Common stocks $4,675,129 $122,947,170 $— $127,622,299
Short-term investments 1,931,769 3,550,000 — 5,481,769
Total $6,606,898 $126,497,170 $— $133,104,068
1 1 1 1 1
Core Bond
Bank loan obligations $— $3,624,989 $— $3,624,989
Corporate bonds — 72,780,060 — 72,780,060
Government bonds — 80,371,264 — 80,371,264
Structured assets — 35,098,075 362 35,098,437
Preferred stocks 104,482 — — 104,482
Short-term investments 2,608,786 1,051,000 — 3,659,786
Total $2,713,268 $192,925,388 $362 $195,639,018
1 1 1 1 1
Balanced
Registered investment companies $62,969,667 $— $— $62,969,667
Total $62,969,667 $— $— $62,969,667
1 1 1 1 1
* For detailed categories, see the accompanying Schedules of Investments.
* Derivative instruments are not reflected in the market value of portfolio investments.
A10942-D (11/22)